UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
June 30, 2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Multi-Asset Income Fund
NMAI
Nuveen Real Asset Income and Growth Fund
JRI
Nuveen Real Estate Income Fund
JRS

IMPORTANT DISTRIBUTION NOTICE
for Shareholders of the Nuveen Real Estate Income Fund (JRS)
Annual Shareholder Report for the period ending June 30, 2024
The Nuveen Real Estate Income Fund (JRS) seek to offer attractive cash flow to its shareholders, by converting the expected long-term total return potential of the Fund’s investments in REITs into regular quarterly distributions. Following is a discussion of the Managed Distribution
Policy the Fund uses to achieve this.
The Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Fund’s regular common share distributions (presently $0.1700 per share) may be derived from a variety of sources, including:
distributions from portfolio companies (REITs),
realized capital gains or,
Possibly, returns of capital representing in certain cases unrealized capital appreciation.
Such distributions are sometimes referred to as “managed distributions.” The Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by the Fund over an extended period of time. The Adviser may consider many factors when making such projections, including, but not limited to, long-
term historical returns for the asset classes in which the Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the Fund’s Managed Distribution Policy could change.
When it pays a distribution, the Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-
term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website
(www.nuveen.com/cef), and by sending it in written form.
You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Managed Distribution Policy. The Fund’s actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Fund’s actual total returns. The
Managed Distribution Policy provides that the Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause the Fund to terminate its Managed
Distribution Policy.

Table
of Contents

Important Notices 4
Common Share Information 5
About the Funds’ Benchmarks 8
Fund Performance, Leverage and Holdings Summaries 9
Portfolios of Investments 17
Statement of Assets and Liabilities 74
Statement of Operations 75
Statement of Changes in Net Assets 76
Statement of Cash Flows 78
Financial Highlights 80
Notes to Financial Statements 83
Shareholder Meeting Report 97
Additional Fund Information 99
Glossary of Terms Used in this Report 100
Statement Regarding Basis for Approval of Investment Advisory Contract 101

Important Notices
(Unaudited)
Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial
Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.
Management fees:
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
JRI - Portfolio manager updates:
Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024,
Noah Hauser, CFA was added as a portfolio manager of the Fund.

Common Share Information

NMAI DISTRIBUTION INFORMATION
The following information regarding the distributions for the Fund are current as of May 31, 2024, and likely will vary over time based on each Fund's investment activities and portfolio investment value changes.
The Fund’s distribution policy, which may be changed by the Board, is to make regular quarterly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular quarterly distribution and to distribute realized capital gains at least annually. In addition, in any quarterly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its
NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial
Statements herein.
Actual amounts and sources for tax reporting purposes will be determined as of the Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.
Because distribution source estimates are updated throughout the current fiscal year based on a fund’s performance, these estimates may differ from both the tax information reported to you in the Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.
The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in the
Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2024 will be made in early 2025 and reported to you on Form 1099-DIV. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.
JRI DISTRIBUTION INFORMATION
The following information regarding the Fund’s distributions is current as of June 30, 2024, and likely will vary over time based on the Fund's investment activities and portfolio investment value changes.
The Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its
NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial
Statements herein.
Data as of May 31 , 2024
Per Share Estimated Sources of Distribution Estimated Percentage of Distributions
NMAI (FYE 12/31)
Per Share
Distribution
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Current
Distribution $0.4175 $0.0978 $0.0000 $0.0000 $0.3197 23.43% 0.00% 0.00% 76.57%
Fiscal YTD $0.8175 $0.1915 $0.0000 $0.0000 $0.6260 23.43% 0.00% 0.00% 76.57%

Common Share Information
(continued)

Actual amounts and sources for tax reporting purposes will be determined as of the Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.
Because distribution source estimates are updated throughout the current fiscal year based on the Fund’s performance, these estimates may differ from both the tax information reported to you in your fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.
The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in the
Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2024 will be made in early 2025 and reported to you on Form 1099-DIV. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.
JRS DISTRIBUTION INFORMATION
The following 19(a) Notice presents JRS’s most current distribution information as of May 31, 2024 as required by certain exempted regulatory relief the Fund has received.
Because the ultimate tax character of your distributions depends on the Fund’s performance for its entire fiscal year (which is the calendar year for the Fund) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Fund’s IRS Form 1099 statement.
JRS makes regular cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the
Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the
Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
DISTRIBUTION INFORMATION - AS OF MAY 31, 2024
This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the
Fund’s Managed Distribution Policy.
The following table provides estimates of the Fund’s distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Fund attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. It is estimated that the Fund has distributed more than its income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to
be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
The amounts and sources of distributions reported in this notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a
Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.
Data as of June 30, 2024
Per Share Estimated Sources of Distribution Estimated Percentage of Distributions
JRI (FYE 12/31)
Per Share
Distribution
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Current
Distribution $0.1335 $0.0722 $0.0000 $0.0000 $0.0613 54.10% 0.00% 0.00% 45.90%
Fiscal YTD $0.6335 $0.3430 $0.0000 $0.0000 $0.2905 54.10% 0.00% 0.00% 45.90%

The following table provides information regarding the JRS’s distributions and total return performance over various time periods.
This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet its distributions.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees authorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of June 30, 2024
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired common shares as shown in the accompanying table.
Data as of May 31, 2024
Per Share Estimated Sources of Distribution
1
Estimated Percentage of Distributions
1
JRS (FYE 12/31)
Per Share
Distribution
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Current Quarter $0.1700 $0.0237 $0.0000 $0.0000 $0.1463 14.00% 0.00% 0.00% 86.00%
Fiscal YTD $0.3400 $0.0474 $0.0000 $0.0000 $0.2926 14.00% 0.00% 0.00% 86.00%
1
Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. JRS owns REIT securities which attribute their distributions to various sources including NII, gains, and return of capital. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.
Data as of May 31, 2024
Annualized Cumulative
5-Year Fiscal YTD Fiscal YTD Fiscal YTD
JRS (FYE 12/31)
Inception Date
Quarterly
Distribution
Fiscal YTD
Distribution
Net Asset
Value (NAV)
Return
on NAV
Dist Rate on
NAV
1
Return
on NAV
Dist Rate on
NAV
1
Nov 2001 $0.1700 $0.3400 $8.44 2.52% 8.06% (2.62)% 4.03%
1
As a percentage of 5/31/24 NAV.
NMAI JRI JRS
Common shares cumulatively repurchased and retired 0 243,500 0
Common shares authorized for repurchase 3,340,000 2,740,000 2,885,000

About the Funds’ Benchmarks
Bloomberg Global Capital Securities Index:
An index designed to measure the performance of fixed-rate, investment grade capital securities denominated in USD, EUR and GBP. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE EPRA/ Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National
Association of Real Estate Investment Trusts) Developed Index (Net):
An index designed to measure the performance
of listed real estate companies and REITs worldwide. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE Nareit (Financial Times Stock Exchange National Association of Real Estate Investment Trusts) Preferred
Stock Index:
An index designed to measure the performance of U.S. publicly traded REITs preferred stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index:
An index designed to measure the
performance of the energy and utilities subgroups of the ICE BofA U.S. All Capital Securities Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI Index (Net):
An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Global Infrastructure Index (Net):
An index designed to measure the performance of listed infrastructure companies from around the world. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Wells Fargo Hybrid & Preferred Securities REIT Index (discontinued on April 1, 2021):
An index designed to measure
the performance of preferred securities issued in the U.S. market by REITs (index was discontinued on April 1, 2021). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Wilshire U.S. Real Estate Securities Index (WILRESI):
An index designed to measure the performance of U.S. publicly-
traded real estate securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’
use of leverage through bank borrowings and reverse repurchase agreements. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-
term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes NMAI uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group,
Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
For financial reporting purposes JRI and JRS use the highest rating given by one of the following national rating agencies: Standard
& Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other

Fund Performance, Leverage and Holdings Summaries
(continued)

purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Multi-Asset Income Fund
Fund Performance, Leverage and Holdings June 30, 2024

NMAI
Performance*
*For purposes of Fund performance, relative results are measured against the NMAI Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 50% MSCI ACWI Index (Net) and 2) 50% Bloomberg U.S. Corporate High Yield Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NMAI at Common Share NAV 11/22/21 4.39% 10.59% (2.45)%
NMAI at Common Share Price 11/22/21 7.13% 19.77% (4.11)%
S&P 500® Index — 15.29% 24.56% 7.78%
NMAI Blended Benchmark — 6.90% 14.94% 3.14%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$13.54 $12.35 (8.79)% (11.38)%

Fund Performance, Leverage and Holdings
June 30, 2024 (continued)
Leverage and Holdings
Leverage
Effective Leverage 28.47%
Regulatory Leverage 19.85%
Fund Allocation
(% of net assets)
Common Stocks 47.5%
Mortgage-Backed Securities 17.0%
Variable Rate Senior Loan
Interests 13.6%
Exchange-Traded Funds 13.4%
Real Estate Investment Trust
Common Stocks 11.6%
$1,000 Par (or similar)
Institutional Preferred 9.5%
Emerging Market Debt and
Foreign Corporate Bonds 9.0%
U.S. Government and Agency
Obligations 7.1%
Contingent Capital Securities 5.5%
Corporate Bonds 2.8%
$25 Par (or similar) Retail
Preferred 2.5%
Asset-Backed Securities 0.2%
Warrants 0.1%
Investment Companies 0.0%
Repurchase Agreements 3.5%
Other Assets & Liabilities, Net (3.4)%
Reverse Repurchase
Agreements, including accrued
interest (15.1)%
Borrowings (24.8)%
Net Assets 100%
Bond Credit Quality
(% of total fixed-income investments)
U.S.  Guaranteed 5.0%
AAA 1.8%
AA 10.7%
A 0.6%
BBB 10.8%
BB or Lower 21.0%
N/R (not rated) 1.9%
N/A (not applicable) 48.2%
Total 100%
Portfolio Composition
1
(% of total investments)
Banks 9.9%
Exchange-Traded Funds 9.4%
Equity Real Estate Investment
Trusts (REITs) 8.2%
Utilities 4.8%
Energy 3.9%
Capital Goods 3.6%
Semiconductors &
Semiconductor Equipment 3.0%
Transportation 2.8%
Financial Services 2.8%
Pharmaceuticals, Biotechnology
& Life Sciences 2.6%
Insurance 2.6%
Software & Services 2.5%
Materials 2.3%
Health Care Equipment &
Services 2.2%
Media & Entertainment 1.9%
Commercial & Professional
Services 1.7%
Consumer Services 1.6%
Food, Beverage & Tobacco 1.5%
Consumer Discretionary
Distribution & Retail 1.5%
Technology Hardware &
Equipment 1.5%
Other 3.9%
Mortgage-Backed Securities 11.9%
Emerging Market Debt and
Foreign Corporate Bonds 6.3%
U.S. Government and Agency
Obligations 5.0%
Asset-Backed Securities 0.2%
Investment Companies 0.0%
Repurchase Agreements 2.4%
Total 100%
Top Five Issuers
(% of total investments)
Fannie Mae Pool 7.6%
iShares Core MSCI Emerging
Markets ETF 5.4%
United States Treasury Inflation
Indexed Bonds 4.3%
Vanguard Short-Term Bond ETF 3.9%
Prologis Inc 1.0%
Country Allocation
2
(% of total investments)
United States 69.6%
Japan 3.3%
United Kingdom 2.6%
France 2.5%
Canada 1.4%
Spain 1.4%
Australia 1.3%
Netherlands 1.3%
Germany 1.2%
China 1.2%
Mexico 1.1%
Other 13.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 11.3% (as a percentage of total investments) in emerging market countries.

Nuveen Real Asset Income and Growth Fund
Fund Performance, Leverage & Holdings June 30, 2024

JRI
Performance*
* For purposes of Fund performance, relative results are measured against the JRI Blended Benchmark. Effective April 1, 2021, the JRI Blended
benchmark consists of: 1) 25% FTSE EPRA Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid &
Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 13% FTSE Nareit Preferred Stock Index and 5) 20% Bloomberg U.S. Corporate High
Yield Bond Index. Through March 31, 2021, the JRI Blended Benchmark consisted of 1) 21% FTSE EPRA Nareit Developed Index (Net), 2) 28% S&P
Global Infrastructure Index (Net), 3) 15% Bloomberg Global Capital Securities Index, 4) 18% Wells Fargo Hybrid & Preferred Securities REIT Index,
and 5) 18% Bloomberg US Corporate High Yield Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JRI at Common Share NAV 4/25/12 0.66% 6.46% 0.51% 3.26%
JRI at Common Share Price 4/25/12 9.57% 18.00% 2.28% 4.07%
MSCI World Index (Net) — 11.75% 20.19% 11.78% 9.16%
JRI Blended Benchmark — 1.36% 8.09% 2.50% 3.57%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$13.13 $12.17 (7.31)% (12.52)%

Fund Performance, Leverage and Holdings
June 30, 2024 (continued)
Leverage and Holdings
Leverage
Effective Leverage 29.65%
Regulatory Leverage 29.65%
Fund Allocation
(% of net assets)
Corporate Bonds 37 .1%
Common Stocks 32 .6%
Real Estate Investment Trust
Common Stocks 31 .0%
$25 Par (or similar) Retail
Preferred 18 .3%
$1,000 Par (or similar)
Institutional Preferred 16 .9%
Convertible Preferred Securities 2 .2%
Investment Companies 0 .7%
Mortgage-Backed Securities 0 .2%
Repurchase Agreements 2 .9%
Other Assets & Liabilities, Net 0.2%
Borrowings (42.1)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
AA 0.5%
A 5.3%
BBB 26.9%
BB or Lower 17.0%
N/R (not rated) 50.3%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 28.6%
Real Estate Investment Trust
Common Stocks 21.8%
Energy 19.8%
Equity Real Estate Investment
Trusts (Reits) 14.2%
Transportation 3.7%
Telecommunication Services 1.5%
Financial Services 1.4%
Health Care Equipment &
Services 1.3%
Consumer Services 1.2%
Equity Real Estate Investment
Trusts (REITs) 1.0%
Real Estate Management &
Development 1.0%
Media & Entertainment 0.8%
Capital Goods 0.7%
Investment Companies 0.5%
Commercial & Professional
Services 0.3%
Consumer Discretionary
Distribution & Retail 0.1%
Mortgage-Backed Securities 0.1%
Repurchase Agreements 2.0%
Total 100%
Country Allocation
1
(% of total investments)
United States 67 .0%
Canada 12 .4%
United Kingdom 3 .8%
Australia 3 .2%
Singapore 2 .2%
Italy 2 .1%
Hong Kong 1 .5%
France 1 .5%
Japan 1 .2%
Spain 1 .2%
Mexico 1 .0%
Other 2 .9%
Total 100%
Top Five Common Stock Holdings
(% of total common stocks)
Enbridge Inc 7.2%
ONEOK Inc 6.5%
Pembina Pipeline Corp 5.4%
Kinder Morgan Inc 5.4%
National Grid PLC, Sponsored
ADR 4.2%
1 Includes 1.9% (as a percentage of total investments) in emerging market countries.

Nuveen Real Estate Income Fund
Fund Performance, Leverage & Holdings June 30, 2024

JRS
Performance*
*For purposes of Fund performance, relative results are measured against the JRS Blended Benchmark. Effective April 1, 2021, the JRS Blended
Benchmark consists of: 1) 60% Wilshire US Real Estate Securities Index and 2) 40% FTSE Nareit Preferred Stock Index. Through March 31, 2021, the
JRS Blended Benchmark consisted of 1) 60% Wilshire US Real Estate Securities Index and 2) 40% Wells Fargo Hybrid & Preferred Securities REIT
Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JRS at Common Share NAV 11/15/01 0.14% 9.07% 2.72% 5.32%
JRS at Common Share Price 11/15/01 2.03% 12.48% 2.33% 4.93%
Wilshire U.S. Real Estate Securities Index (WILRESI) — (0.18)% 8.61% 4.06% 6.09%
JRS Blended Benchmark — (0.38)% 8.36% 2.85% 5.20%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$8.51 $7.64 (10.22)% (11.28)%

Fund Performance, Leverage and Holdings
June 30, 2024 (continued)
Leverage and Holdings
Leverage
Effective Leverage 27.75%
Regulatory Leverage 27.75%
Fund Allocation
(% of net assets)
Real Estate Investment Trust
Common Stocks 95 .3%
Real Estate Investment Trust
Preferred Stocks 40 .9%
Repurchase Agreements 3 .2%
Other Assets & Liabilities, Net (1.0)%
Borrowings (38.4)%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
A 3.7%
BBB 13.0%
BB or Lower 5.7%
N/R (not rated) 77.6%
Total 100%
Portfolio Composition
1
(% of total investments)
Retail REITs 17.0%
Office REITs 14.1%
Multi-Family Residential REITs 11.2%
Data Center REITs 11.1%
Industrial REITs 10.8%
Self-Storage REITs 10.4%
Health Care REITs 9.5%
Hotel & Resort REITs 5.5%
Single-Family Residential REITs 5.1%
Other 3.0%
Repurchase Agreements 2.3%
Total 100%
Top Five Common Stock Holdings
(% of total investments)
Prologis Inc 7.4%
Digital Realty Trust Inc 5.6%
Simon Property Group Inc 4.4%
Ventas Inc 4.1%
Camden Property Trust 3.4%
Top Five Preferred Stock Issuers
(% of total investments)
Highwoods Properties Inc 3.9%
Public Storage 3.7%
Vornado Realty Trust 3.0%
Digital Realty Trust Inc 2.5%
Kimco Realty Corp 2.1%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Multi-Asset Income Fund
Portfolio of Investments June 30, 2024
(Unaudited)
NMAI
Shares Description (a) Value
LONG-TERM INVESTMENTS - 139.8%  (97.6% of Total Investments)
X –
COMMON STOCKS - 47.5% (33.2% of Total Investments) X 214,989,486
AUTOMOBILES & COMPONENTS - 0.7%
20,491 BYD Co Ltd, Class A $ 704,315
4,115 (b) Li Auto Inc, ADR 73,576
1,130 (b) Tesla Inc 223,604
103,800 (b) Toyota Motor Corp 2,129,714
TOTAL AUTOMOBILES & COMPONENTS 3,131,209
BANKS - 4.3%
146,661 Banco Bilbao Vizcaya Argentaria SA 1,472,256
239,850 Banco Santander SA 1,115,967
12,188 Bank of America Corp 484,717
2,578,600 Bank Rakyat Indonesia Persero Tbk PT 723,030
10,343 BNP Paribas SA 661,456
1,997 Capitec Bank Holdings Ltd 289,955
107,439 China Merchants Bank Co Ltd, Class A 504,957
12,138 Commonwealth Bank of Australia 1,028,226
1,051 Credicorp Ltd 169,558
2,732 Fifth Third Bancorp 99,691
51,100 Grupo Financiero Banorte SAB de CV 398,186
28,257 (c) HDFC Bank Ltd, ADR 1,817,773
82,235 ING Groep NV 1,413,017
11,437 JPMorgan Chase & Co 2,313,248
54,800 Kasikornbank PCL 186,861
2,464 KB Financial Group Inc 140,153
187,000 Mitsubishi UFJ Financial Group Inc 2,018,109
58,098 Nordea Bank Abp 692,587
1,378 PNC Financial Services Group Inc/The 214,251
36,300 Sumitomo Mitsui Financial Group Inc 2,436,632
24,117 (c) Wells Fargo & Co 1,432,309
TOTAL BANKS 19,612,939
CAPITAL GOODS - 3.6%
14,146 Airbus SE 1,941,491
743 Allegion plc 87,785
11,930 Ashtead Group PLC 795,417
970,200 Astra International Tbk PT 263,738
1,436 (b) Boeing Co/The 261,366
1,921 Caterpillar Inc 639,885
6,125 Cie de Saint-Gobain SA 476,367
24,209 Contemporary Amperex Technology Co
Ltd, Class A
599,692
373 Deere & Co 139,364
1,425 Dover Corp 257,141
1,824 Eaton Corp PLC 571,915
43,500 (b) Embraer SA 281,305
489 Emerson Electric Co 53,868
20,110 Ferrovial SE 781,231
132,000 (b) Hitachi Ltd 2,972,153
5,001 Honeywell International Inc 1,067,914
46,499 Infratil Ltd 317,356
1,911 Masco Corp 127,406
253 Northrop Grumman Corp 110,295
646 Parker-Hannifin Corp 326,753
3,427 RTX Corp 344,037
8,641 Siemens AG 1,608,311
1,025 Trane Technologies PLC 337,153

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Shares Description (a)
CAPITAL GOODS (continued)
849 United Rentals Inc $ 549,074
13,921 Vinci SA 1,467,334
TOTAL CAPITAL GOODS 16,378,351
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
3,363 (b) Casella Waste Systems Inc, Class A 333,677
154,369 Cleanaway Waste Management Ltd 284,883
27,900 Infomart Corp 53,811
27,000 Recruit Holdings Co Ltd 1,452,793
6,271 (c) Republic Services Inc 1,218,706
5,321 Waste Connections Inc 933,091
2,120 Waste Management Inc 452,281
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,729,242
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
149,200 Alibaba Group Holding Ltd 1,344,715
3,176 (c) Alibaba Group Holding Ltd, Sponsored
ADR
228,672
9,674 (b),(c) Amazon.com Inc 1,869,502
15,692 (b) Baozun Inc 36,719
1 (b) Belk Inc 8
1,061 (b) EJF SIDECAR FUND, SERIES LLC 928
2,109 Home Depot Inc/The 726,002
20,719 JD.com Inc, ADR 535,379
54,050 JD.com Inc, Class A 701,962
932 Lowe's Cos Inc 205,469
1,365 Naspers Ltd 267,633
40 (b) O'Reilly Automotive Inc 42,242
2,040 TJX Cos Inc/The 224,604
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,183,835
CONSUMER DURABLES & APPAREL - 1.0%
2,122 Kering SA 771,867
896 LVMH Moet Hennessy Louis Vuitton SE 687,941
10,786 Moncler SpA 661,655
5,864 NIKE Inc, Class B 441,970
34 (b) NVR Inc 258,011
19,800 Sony Group Corp 1,687,378
TOTAL CONSUMER DURABLES & APPAREL 4,508,822
CONSUMER SERVICES - 0.8%
174,789 (b) 24 Hour Fitness Worldwide Inc 874
83,128 (b) 24 Hour Fitness Worldwide Inc –
116,034 Arcos Dorados Holdings Inc, Class A 1,044,305
53 Booking Holdings Inc 209,960
96 (b) Crown Finance US Inc 1,626
1,184 Hilton Worldwide Holdings Inc 258,349
3,740 McDonald's Corp 953,102
32,851 (b) Melco Resorts & Entertainment Ltd 245,068
13,900 Oriental Land Co Ltd/Japan 388,423
1,330 Starbucks Corp 103,541
438,000 Wynn Macau Ltd 358,101
TOTAL CONSUMER SERVICES 3,563,349
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
124,900 (b) Almacenes Exito SA 256,945
1,301,835 (b) Cia Brasileira de Distribuicao 628,782
1,267 Costco Wholesale Corp 1,076,937
125,683 Sendas Distribuidora S/A 232,476

Shares Description (a)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
18,302 (c) Walmart Inc $ 1,239,229
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,434,369
ENERGY - 4.8%
140,376 BP PLC 845,171
9,426 Cheniere Energy Inc 1,647,948
2,465 Chevron Corp 385,575
3,098 ConocoPhillips 354,349
2,959 Diamondback Energy Inc 592,362
50,056 Enbridge Inc 1,781,493
11,188 (c) Energy Transfer LP 181,469
4,261 (c) Enterprise Products Partners LP 123,484
2,035 EOG Resources Inc 256,145
18,562 Equinor ASA 531,686
18,738 Exxon Mobil Corp 2,157,119
10,049 Gibson Energy Inc 170,783
33,230 (c) Kinder Morgan Inc 660,280
9,442 (c) MPLX LP 402,135
19,426 (c) ONEOK Inc 1,584,190
18,392 Pembina Pipeline Corp 682,415
8,158 (d) Reliance Industries Ltd, Sponsored GDR 608,587
23,867 (d) Reliance Industries Ltd, Sponsored GDR 1,780,478
68,624 Shell PLC 2,461,404
32,484 (b) Tal Shares Quartenorth Entitlement 394,686
5,471 Targa Resources Corp 704,555
12,223 TC Energy Corp 463,349
12,704 TotalEnergies SE 850,580
7,368 (b) Transocean Ltd 39,419
5,496 Valero Energy Corp 861,553
25,513 Williams Cos Inc/The 1,084,303
TOTAL ENERGY 21,605,518
FINANCIAL SERVICES - 1.3%
2,495 American Express Co 577,717
1,185 (b) Berkshire Hathaway Inc, Class B 482,058
299 BlackRock Inc 235,409
7,102 Charles Schwab Corp/The 523,346
1,772 (b) Fiserv Inc 264,099
785 Goldman Sachs Group Inc/The 355,071
14,000 Hong Kong Exchanges & Clearing Ltd 448,044
2,156 Intercontinental Exchange Inc 295,135
1,198 Mastercard Inc, Class A 528,510
5,583 Morgan Stanley 542,612
25,400 ORIX Corp 562,962
473 S&P Global Inc 210,958
19,400 SBI Holdings Inc 492,382
2,248 Visa Inc, Class A 590,032
TOTAL FINANCIAL SERVICES 6,108,335
FOOD, BEVERAGE & TOBACCO - 1.1%
9,324 Coca-Cola Co/The 593,473
10,217 Fomento Economico Mexicano SAB de CV,
Sponsored ADR
1,099,859
8,536 Heineken NV 825,824
6,608 Keurig Dr Pepper Inc 220,707
5,095 Mondelez International Inc, Class A 333,417
7,459 (b) Monster Beverage Corp 372,577
4,201 Nestle SA 428,814
972 PepsiCo Inc 160,312

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Shares Description (a)
FOOD, BEVERAGE & TOBACCO (continued)
9,166 (c) Philip Morris International Inc $ 928,791
TOTAL FOOD, BEVERAGE & TOBACCO 4,963,774
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
4,975 Abbott Laboratories 516,952
8,236 (b) Boston Scientific Corp 634,254
711 Cigna Group/The 235,035
1,025 Elevance Health Inc 555,407
4,753 EssilorLuxottica SA 1,021,341
827 HCA Healthcare Inc 265,699
316 Humana Inc 118,073
2,576 Medtronic PLC 202,757
12,280 (b),(e) Millennium Health LLC 1,228
11,534 (b),(e) Millennium Health LLC 115
1,679 (c) Stryker Corp 571,280
2,836 UnitedHealth Group Inc 1,444,262
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,566,403
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
244,695 Haleon PLC 995,594
6,124 Procter & Gamble Co/The 1,009,970
19,444 Unilever PLC 1,067,230
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,072,794
INSURANCE - 0.6%
52,400 AIA Group Ltd 354,525
4,586 American International Group Inc 340,465
1,248 Chubb Ltd 318,340
2,522 Marsh & McLennan Cos Inc 531,436
2,823 MetLife Inc 198,146
49,288 Ping An Insurance Group Co of China Ltd,
Class A
279,818
1,488 Zurich Insurance Group AG 792,651
TOTAL INSURANCE 2,815,381
MATERIALS - 2.5%
8,768 Anglo American PLC 277,073
33,806 BHP Group Ltd 966,241
1,045 Celanese Corp 140,960
8,383 Corteva Inc 452,179
21,594 CRH PLC 1,619,117
6,659 Crown Holdings Inc 495,363
3,046 DuPont de Nemours Inc 245,173
18,678 Freeport-McMoRan Inc 907,751
258,710 Glencore PLC 1,472,130
8,785 Heidelberg Materials AG 908,142
835 LG Chem Ltd 208,078
6,162 Linde PLC 2,703,946
6,018 Newmont Corp 251,974
789 Packaging Corp of America 144,040
313 Reliance Inc 89,393
38,000 Vale SA 422,955
16,690 Vale SA, Sponsored ADR 186,427
TOTAL MATERIALS 11,490,942
MEDIA & ENTERTAINMENT - 1.6%
4,701 Alphabet Inc, Class A 856,287
1,064 Alphabet Inc, Class C 195,159
45,800 (b) Baidu Inc, Class A 495,833
10,635 Comcast Corp, Class A 416,467

Shares Description (a)
MEDIA & ENTERTAINMENT (continued)
58,224 Grupo Televisa SAB, Sponsored ADR $ 161,280
53,397 HUYA Inc, ADR 210,918
2,763 Meta Platforms Inc 1,393,160
33,810 Nintendo Co Ltd 1,805,505
3,787 (b) Sea Ltd, ADR 270,468
17,700 Tencent Holdings Ltd 839,694
6,176 Walt Disney Co/The 613,215
TOTAL MEDIA & ENTERTAINMENT 7,257,986
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.2%
3,567 AbbVie Inc 611,812
15,114 AstraZeneca PLC 2,352,237
48,800 Daiichi Sankyo Co Ltd 1,695,981
1,028 Danaher Corp 256,846
1,204 Eli Lilly & Co 1,090,078
618 Gilead Sciences Inc 42,401
3,153 Johnson & Johnson 460,842
1,432 Lonza Group AG 779,588
4,593 Merck & Co Inc 568,613
12,494 Novartis AG 1,330,257
33,627 Novo Nordisk A/S, Class B 4,811,511
3,773 Sanofi, ADR 183,066
1,329 Zoetis Inc 230,395
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,413,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
26,800 Advantest Corp 1,086,095
918 Analog Devices Inc 209,543
1,130 Applied Materials Inc 266,669
2,403 ASML Holding NV 2,449,056
4,217 (b) Bright Bidco BV 3,235
3,087 (b) Bright Bidco BV 2,368
1,280 Broadcom Inc 2,055,078
22,753 Infineon Technologies AG 835,042
3,152 Intel Corp 97,617
167 Lam Research Corp 177,830
5,000 MediaTek Inc 215,342
1,998 Micron Technology Inc 262,797
30,820 NVIDIA Corp 3,807,502
884 NXP Semiconductors NV 237,876
2,102 SK Hynix Inc 356,727
51,400 SUMCO Corp 743,543
107,000 Taiwan Semiconductor Manufacturing Co
Ltd
3,170,154
17,105 (c) Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
2,973,020
543 Texas Instruments Inc 105,630
20,911 Will Semiconductor Co Ltd Shanghai, Class
A
285,475
42,309 Win Semiconductors Corp 226,698
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,567,297
SOFTWARE & SERVICES - 1.4%
1,973 Accenture PLC, Class A 598,628
21,660 (b) Avaya Inc 140,790
4,662 (b) Avaya Inc 30,303
239,200 (b),(d) LWSA SA 173,299
8,947 Microsoft Corp 3,998,861
1,741 Oracle Corp 245,829
2,395 Salesforce Inc 615,755

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Shares Description (a) Value
SOFTWARE & SERVICES (continued)
852 (b) ServiceNow Inc $ 670,243
TOTAL SOFTWARE & SERVICES 6,473,708
TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
14,465 Apple Inc 3,046,618
3,387 Cisco Systems Inc 160,916
66,116 E Ink Holdings Inc 511,929
1,038 Motorola Solutions Inc 400,720
3,238 Samsung Electro-Mechanics Co Ltd 369,200
63,271 Samsung Electronics Co Ltd 3,723,738
1,002 Samsung SDI Co Ltd 255,861
1,790 TE Connectivity Ltd 269,270
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,738,252
TELECOMMUNICATION SERVICES - 0.4%
10,802 (d) Cellnex Telecom SA 351,329
24,008 Infrastrutture Wireless Italiane SpA 250,060
167,935 Koninklijke KPN NV 643,650
1,098,500 Telkom Indonesia Persero Tbk PT 208,701
1,626 T-Mobile US Inc 286,469
TOTAL TELECOMMUNICATION SERVICES 1,740,209
TRANSPORTATION - 3.4%
10,994 Aena SME SA 2,226,255
3,787 Aeroports de Paris SA 461,260
7,360 Athens International Airport SA 61,875
133,162 Atlas Arteria Ltd 452,646
219,232 Auckland International Airport Ltd 1,018,866
2,961 Canadian National Railway Co 349,783
3,045 Canadian Pacific Railway Ltd 239,733
18,200 Central Japan Railway Co 394,524
78,000 China Merchants Port Holdings Co Ltd 115,902
15,281 CSX Corp 511,149
10,765 Deutsche Post AG 437,133
4,304 DSV A/S 660,656
32,100 East Japan Railway Co 534,454
3,793 Flughafen Zurich AG 839,617
4,501 (b) Fraport AG Frankfurt Airport Services
Worldwide
232,902
42,511 Getlink SE 703,871
4,779 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
323,299
3,211 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
500,177
1,630 Grupo Aeroportuario del Sureste SAB de
CV, ADR
488,218
38,330 International Container Terminal Services
Inc
228,767
17,900 Japan Airport Terminal Co Ltd 612,014
13,900 Kamigumi Co Ltd 287,169
1,220 Norfolk Southern Corp 261,922
40,869 Port of Tauranga Ltd 117,496
59,857 Qube Holdings Ltd 145,374
218,643 Transurban Group 1,803,274
4,997 Union Pacific Corp 1,130,621
840 United Parcel Service Inc, Class B 114,954
TOTAL TRANSPORTATION 15,253,911

Shares Description (a) Value
UTILITIES - 5.5%
2,081 Ameren Corp $ 147,980
1,961 American Electric Power Co Inc 172,058
29,466 APA Group 156,626
2,515 Brookfield Renewable Corp, Class A 71,376
31,094 CenterPoint Energy Inc 963,292
32,500 CK Infrastructure Holdings Ltd 183,537
3,324 Clearway Energy Inc, Class C 82,070
21,000 CLP Holdings Ltd 169,850
19,220 CMS Energy Corp 1,144,167
3,263 Dominion Energy Inc 159,887
4,473 DTE Energy Co 496,548
3,499 Duke Energy Corp 350,705
38,879 E.ON SE 510,975
1,661 Elia Group SA/NV 155,132
7,042 Enagas SA 104,714
12,332 Endesa SA 231,706
160,200 Enel SpA 1,111,594
25,071 Engie SA 359,026
5,809 Entergy Corp 621,563
15,658 Evergy Inc 829,404
2,949 Eversource Energy 167,238
15,745 Exelon Corp 544,934
6,556 Hydro One Ltd 190,970
39,367 Iberdrola SA 510,784
5,699 Italgas SpA 28,144
21,699 National Grid PLC 242,294
8,599 (c) National Grid PLC, Sponsored ADR 488,423
47,958 NextEra Energy Inc 3,395,905
25,281 (c) NiSource Inc 728,346
34,316 (c) PG&E Corp 599,157
5,157 Public Service Enterprise Group Inc 380,071
16,766 Redeia Corp SA 293,177
37,326 RWE AG 1,280,482
116,700 Sembcorp Industries Ltd 412,486
5,550 Sempra 422,133
10,896 Severn Trent PLC 327,962
139,528 Snam SpA 616,157
26,316 (c) Southern Co/The 2,041,331
23,933 SSE PLC 540,493
99,841 Terna - Rete Elettrica Nazionale 769,637
20,154 Veolia Environnement SA 603,670
2,926 WEC Energy Group Inc 229,574
28,902 (c) Xcel Energy Inc 1,543,655
TOTAL UTILITIES 24,379,233
TOTAL COMMON STOCKS
(cost $170,493,187) 214,989,486
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES - 17.0% (11.9% of Total Investments) X 77,123,962
$ 420 BANK 2019-BNK24, 2019 BN24 3.283% 11/15/62 $ 368,773
350 (d),(f) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M
reference rate + 1.035% spread), 2021 CIP
6.364% 12/15/38 346,363
1,040 (d),(f) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 3.500% spread), 2022 R03
8.835% 3/25/42 1,096,000
410 (d),(f) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04
8.435% 3/25/42 427,592
475 (d),(f) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 0.070% spread), 2022 R05
12.335% 4/25/42 521,527
60 (d),(f) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 3.000% spread), 2022 R05
8.335% 4/25/42 62,177

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 970 (d),(f) Connecticut Avenue Securities Trust 2022-R06, (SOFR30A
reference rate + 0.039% spread), 2022 R06
9.185% 5/25/42 $ 1,029,634
900 (d),(f) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07
9.985% 6/25/42 976,755
35 (d),(f) Connecticut Avenue Securities Trust 2022-R08, (Update
NuveenReferenceRate_Name reference rate + 3.600%
spread), 2022 R08
8.935% 7/25/42 37,125
105 (d),(f) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 0.048% spread), 2022 R09
10.085% 9/25/42 114,697
500 (d),(f) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01
9.085% 12/25/42 536,471
210 (d),(f) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 0.039% spread), 2023 R06
9.188% 7/25/43 223,258
1,667 (g) Fannie Mae Pool, FN MA5165 5.500% 10/01/53 1,644,041
723 (g) Fannie Mae Pool, FN MA5247 6.000% 1/01/54 725,331
818 (g) Fannie Mae Pool, FN CB2795 3.000% 2/01/52 697,154
696 (g) Fannie Mae Pool, FN MA4785 5.000% 10/01/52 674,065
2,732 (g) Fannie Mae Pool, FN MA4783 4.000% 10/01/52 2,499,900
3,123 (g) Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 2,945,419
506 (g) Fannie Mae Pool, FN BW3383 4.500% 7/01/52 477,451
2,018 (g) Fannie Mae Pool, FN FS0522 2.500% 2/01/52 1,670,355
514 (g) Fannie Mae Pool, FN FS7299 3.000% 5/01/52 441,805
3,258 (g) Fannie Mae Pool, FN MA4732 4.000% 9/01/52 2,984,453
3,412 (g) Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 3,022,248
3,497 (g) Fannie Mae Pool, FN MA4733 4.500% 9/01/52 3,299,754
146 Fannie Mae Pool, FN MA4920 6.000% 2/01/53 146,373
3,941 (g) Fannie Mae Pool, FN MA4737, 2022 1 5.000% 8/01/52 3,818,209
784 (g) Fannie Mae Pool, FN MA5039 5.500% 6/01/53 773,514
908 (g) Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 832,286
475 (g) Fannie Mae Pool, FN MA5106 5.000% 8/01/53 458,781
4,679 (g) Fannie Mae Pool, FN BW3382 4.500% 7/01/52 4,417,081
1,471 (g) Fannie Mae Pool, FN CB2211 2.500% 11/01/51 1,205,425
1,265 (g) Fannie Mae Pool, FN CB3599 3.500% 5/01/52 1,128,118
1,383 (g) Fannie Mae Pool, FN CB3905 3.500% 6/01/52 1,225,284
1,405 (g) Fannie Mae Pool, FN MA4626 4.000% 6/01/52 1,286,289
1,952 (g) Fannie Mae Pool, FN MA4700, 2022 1 4.000% 7/01/52 1,787,560
1,177 (g) Fannie Mae Pool, FN MA4918 5.000% 2/01/53 1,138,530
1,187 (g) Fannie Mae Pool, FN MA4942 6.000% 3/01/53 1,192,008
1,590 (g) Fannie Mae Pool, FN FS1533 3.000% 4/01/52 1,368,797
2,434 (g) Fannie Mae Pool, FN MA4919 5.500% 2/01/53 2,401,897
1,712 (g) Fannie Mae Pool, FN FS1535 3.000% 4/01/52 1,467,661
2,687 (g) Fannie Mae Pool, FN MA4655 4.000% 7/01/52 2,458,743
398 Freddie Mac Pool, FR SD4810 3.000% 4/01/52 342,772
1,650 (g) Freddie Mac Pool, FR RA9629 5.500% 8/01/53 1,629,316
1,472 (g) Freddie Mac Pool, FR SD0922 2.500% 3/01/52 1,219,009
907 (g) Freddie Mac Pool, FR QE5382 4.500% 7/01/52 856,239
838 (g) Freddie Mac Pool, FR SD8220 3.000% 6/01/52 713,602
1,203 Freddie Mac REMICS, 2021 5160 3.000% 9/25/50 857,045
500 (d),(f) Freddie Mac STACR REMIC Trust 2020-DNA5, (SOFR30A
reference rate + 4.800% spread), 2020 DNA5
10.135% 10/25/50 572,716
695 (d),(f) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 2.900% spread), 2022 DNA3
8.235% 4/25/42 723,159
275 (d),(f) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A
reference rate + 3.350% spread), 2022 DNA4
8.685% 5/25/42 289,070
1,000 (d),(f) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5
9.835% 6/25/42 1,086,020
165 (d),(f) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 0.040% spread), 2022 HQA2
9.335% 7/25/42 176,433
285 (d),(f) Freddie Mac STACR REMIC Trust 2023-DNA1, (SOFR30A
reference rate + 3.100% spread), 2023 DNA1
8.444% 3/25/43 301,074
314 Ginnie Mae II Pool, G2 MA7419, 2021 MTGE 3.000% 6/20/51 274,170
483 (g) Ginnie Mae II Pool, G2 MA7871, 2022 1 2.500% 2/20/52 394,035

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 404 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 $ 351,623
900 (g) Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 831,446
1,419 (g) Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 1,273,866
701 (g) Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 684,018
239 Government National Mortgage Association, 2021 209 3.000% 11/20/51 166,454
828 (g) Government National Mortgage Association, 2013 188 2.500% 12/20/43 720,006
254 Government National Mortgage Association, 2022 124 4.000% 7/20/52 200,796
453 (g) Government National Mortgage Association, 2022 174 4.500% 9/20/52 407,386
410 (g) Government National Mortgage Association, 2023 111 3.000% 2/20/52 272,555
100 (d),(f) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 0.014% spread), 2021 ARDN
6.693% 11/15/36 98,908
841 (d) GS Mortgage-Backed Securities Corp Trust 2022-PJ2, 2022
PJ2
3.000% 6/25/52 688,842
297 (d) GS Mortgage-Backed Securities Trust 2021-PJ10, 2021 PJ10 2.500% 3/25/52 232,840
437 (d) GS Mortgage-Backed Securities Trust 2022-GR2, 2022 GR2 3.000% 8/26/52 357,758
309 (d) GS Mortgage-Backed Securities Trust 2022-HP1, 2022 HP1 3.000% 9/25/52 253,084
504 (d) GS Mortgage-Backed Securities Trust 2022-INV1, 2022 INV1 3.000% 7/25/52 412,802
253 (d) GS Mortgage-Backed Securities Trust 2022-PJ5, 2022 PJ5 3.000% 10/25/52 207,150
261 (d) GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1 3.500% 2/25/53 222,788
414 (d) J.P. Morgan Mortgage Trust 2021-15, 2021 15 2.500% 6/25/52 325,134
350 (d) J.P. Morgan Mortgage Trust 2022-4, 2022 4 3.000% 10/25/52 286,277
219 (d) J.P. Morgan Mortgage Trust 2022-6, 2022 6 3.000% 11/25/52 179,894
531 (d) J.P. Morgan Mortgage Trust 2022-INV3, 2022 INV3 3.000% 9/25/52 434,592
131 (d) J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2 3.500% 9/25/52 112,042
1,657 (d) JP Morgan Mortgage Trust, 2022 LTV1 3.250% 7/25/52 1,394,937
1,215 (d) JP Morgan Mortgage Trust 2022-2, 2022 2 3.000% 8/25/52 994,999
740 (d) JP Morgan Mortgage Trust 2022-3, 2022 3 3.000% 8/25/52 605,927
615 (d) JP Morgan Mortgage Trust Series 2024-3, 2024 3 3.000% 5/25/54 503,286
294 (d) OBX 2022-INV5 Trust, 2022 INV5 4.000% 10/25/52 259,854
679 (d) RCKT Mortgage Trust 2022-2, 2022 2 2.500% 2/25/52 533,039
89 (d) RCKT Mortgage Trust 2022-3, 2022 3 3.000% 5/25/52 72,869
184 (d) RCKT Mortgage Trust 2022-4, 2022 4 3.500% 6/25/52 157,188
115 (d) Wells Fargo Mortgage Backed Securities 2021-2 Trust, 2021
2
2.500% 6/25/51 90,060
176 (d) Wells Fargo Mortgage Backed Securities 2022-2 Trust, 2022
2
2.500% 12/25/51 138,139
216 (d) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
2022 INV1
3.500% 3/25/52 183,983
129 (d) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
2022 INV1
3.000% 3/25/52 105,856
TOTAL MORTGAGE-BACKED SECURITIES
(cost $80,431,256) 77,123,962
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 13.6% (9.5% of Total Investments) (h) X 61,408,015
AUTOMOBILES & COMPONENTS - 0.2%
$ 237 Adient US LLC, Term Loan B 8.095% SOFR30A 2.750% 4/10/28 $ 238,921
390 Clarios Global LP, Term Loan B 8.344% SOFR30A 3.000% 5/06/30 390,424
21 DexKo Global Inc., Term Loan 9.346% 3-Month LIBOR 3.750% 10/04/28 21,350
86 DexKo Global Inc., Term Loan B 9.346% SOFR90A 3.750% 10/04/28 86,103
TOTAL AUTOMOBILES & COMPONENTS 736,798
CAPITAL GOODS - 0.8%
138 ACProducts, Inc., Term Loan B
, (DD1)
9.846% SOFR90A 4.250% 5/17/28 116,981
173 Ali Group North America
Corporation, Term Loan B
7.444% 1-Month LIBOR 2.000% 10/13/28 174,335
73 Centuri Group, Inc, Term Loan B 7.885% SOFR30A +
SOFR90A
2.500% 8/28/28 72,710

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
CAPITAL GOODS (continued)
$ 149 Chamberlain Group Inc, Term
Loan B
8.694% SOFR30A 3.250% 10/22/28 $ 148,765
70 Chamberlain Group Inc, Term
Loan B
8.844% SOFR30A 3.500% 11/03/28 70,108
224 Chart Industries, Inc., Term Loan 8.678% SOFR30A 3.250% 3/18/30 224,704
173 Core & Main LP, Term Loan B 7.339% SOFR90A 2.000% 7/27/28 173,337
21 Cornerstone Building Brands,
Inc., Term Loan B
8.679% SOFR30A 3.250% 4/12/28 20,081
150 Emrld Borrower LP, Term Loan B
, (WI/DD)
TBD TBD TBD TBD 150,172
241 Filtration Group Corporation,
Term Loan
8.958% SOFR30A 3.500% 10/23/28 242,725
357 Fly Funding II S.a.r.l., Term Loan
B
7.330% 3-Month LIBOR 1.750% 8/11/25 348,065
245 Gates Global LLC, Term Loan B5 7.594% SOFR30A 2.250% 5/23/31 245,675
85 MI Windows and Doors, LLC,
Term Loan B2
8.844% SOFR30A 3.500% 3/28/31 85,620
164 Quikrete Holdings, Inc., Term
Loan B
7.844% SOFR30A 2.500% 4/14/31 164,559
202 Standard Industries Inc., Term
Loan B
7.344% TSFR1M 2.000% 9/22/28 202,998
446 TK Elevator US Newco Inc, Term
Loan B
8.791% TSFR3M 3.500% 4/15/30 449,752
88 TransDigm, Inc., Term Loan I 8.570% TSFR3M 2.750% 8/24/28 88,304
433 Victory Buyer LLC, Term Loan 9.342% SOFR90A 3.750% 11/20/28 417,798
357 Windsor Holdings III, LLC, Term
Loan B
9.339% SOFR30A 4.000% 8/01/30 360,074
TOTAL CAPITAL GOODS 3,756,763
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
458 Allied Universal Holdco LLC,
Term Loan B
9.194% SOFR30A 3.750% 5/15/28 457,222
180 Amentum Government Services
Holdings LLC, Term Loan
9.344% SOFR30A 4.000% 2/07/29 181,389
223 Anticimex International AB,
Term Loan B1
8.460% SOFR90A 3.150% 11/16/28 223,136
112 CHG Healthcare Services Inc.,
Term Loan
8.694% SOFR30A 3.250% 9/29/28 112,140
249 CoreLogic, Inc., Term Loan 8.958% SOFR30A 3.500% 6/02/28 246,064
172 Covanta Holding Corporation,
Term Loan B
7.844% SOFR30A 2.500% 11/30/28 172,254
13 Covanta Holding Corporation,
Term Loan C
7.844% SOFR30A 2.500% 11/30/28 13,200
30 Creative Artists Agency, LLC ,
Term Loan B
8.594% SOFR30A 3.250% 11/27/28 29,875
116 Dun & Bradstreet Corporation
(The), Term Loan B
8.095% SOFR30A 2.750% 2/09/26 116,642
77 Evertec Group, LLC, Term Loan
B
8.595% SOFR30A 3.250% 10/15/30 77,074
249 Garda World Security
Corporation, Term Loan B
9.594% SOFR90A 4.250% 2/01/29 251,236
320 GFL Environmental Inc., Term
Loan
7.826% 3-Month LIBOR 2.500% 5/30/25 321,101
466 GTCR W Merger Sub LLC, Term
Loan B
8.335% SOFR90A 3.000% 1/31/31 467,230
101 LABL, Inc., Term Loan, First Lien 10.444% SOFR30A 5.000% 10/29/28 99,667
195 OMNIA Partners LLC, Term Loan
, (DD1)
8.586% SOFR90A 3.250% 7/25/30 194,959
45 OMNIA Partners LLC, Term
Loan B
8.574% SOFR90A 3.250% 7/25/30 45,077

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 55 Prime Security Services
Borrower, LLC, Term Loan , (WI/
DD)
TBD TBD TBD TBD $ 55,039
55 Prime Security Services
Borrower, LLC, Term Loan B
7.579% SOFR90A 2.250% 10/15/30 55,039
175 Trans Union, LLC, Term Loan B5 7.094% TSFR3M 1.750% 11/13/26 174,944
35 VT Topco, Inc., Term Loan B 8.829% SOFR30A 3.500% 8/12/30 35,030
539 WIN Waste Innovations
Holdings, Inc., Term Loan B
8.208% SOFR30A 2.750% 3/27/28 502,639
120 XPLOR T1 LLC, Term Loan B 9.597% SOFR90A 4.250% 6/13/31 120,000
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,950,957
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
39 Avis Budget Car Rental, LLC,
Term Loan B
7.208% SOFR30A 1.750% 8/06/27 38,201
95 Avis Budget Car Rental, LLC,
Term Loan C
8.444% SOFR30A 3.000% 3/16/29 95,192
103 Barentz International B.V., Term
Loan B2
9.310% 3-Month LIBOR 4.000% 3/28/31 103,644
2 Belk, Inc., Term Loan 15.000% Prime 6.500% 7/31/25 1,685
65 CNT Holdings I Corp ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 65,235
303 CNT Holdings I Corp, Term Loan
, (WI/DD)
TBD TBD TBD TBD 303,989
233 Driven Holdings, LLC, Term
Loan B
8.458% SOFR30A 3.000% 12/18/28 232,706
116 EOS Finco Sarl, Term Loan 11.264% SOFR180A 6.000% 8/03/29 95,038
114 Fastlane Parent Company, Inc.,
Term Loan B
9.844% SOFR30A 4.500% 9/29/28 113,795
634 Frontier Communications
Holdings LLC , (WI/DD)
TBD TBD TBD TBD 635,001
50 Gulfside Supply Inc , (WI/DD) TBD TBD TBD TBD 50,094
120 Johnstone Supply LLC, Term
Loan
8.328% TSFR3M 3.000% 5/16/31 120,300
134 Kodiak Building Partners Inc.,
Term Loan B2 , (DD1)
9.085% SOFR90A 3.750% 3/13/28 134,715
249 LBM Acquisition LLC, Term
Loan B
9.179% SOFR30A 3.750% 12/20/27 249,253
153 Les Schwab Tire Centers, Term
Loan B
8.344% SOFR30A 3.000% 4/16/31 153,280
65 Mister Car Wash Holdings, Inc.,
Term Loan B
8.344% SOFR30A 3.000% 3/27/31 65,273
542 PetSmart, Inc., Term Loan B 9.194% SOFR30A 3.750% 2/14/28 540,723
176 Restoration Hardware, Inc., Term
Loan B
7.944% SOFR30A 2.500% 10/15/28 169,508
140 Wand NewCo 3, Inc., Term
Loan B
9.094% SOFR30A 3.750% 1/30/31 141,087
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,308,719
CONSUMER DURABLES & APPAREL - 0.3%
100 AI Aqua Merger Sub, Inc., Term
Loan
9.584% TSFR1M +
SOFR30A
4.250% 7/31/28 100,012
623 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
9.329% SOFR30A 4.000% 7/31/28 624,957
84 Birkenstock GmbH & Co. KG,
Term Loan B
8.840% SOFR90A 3.250% 4/28/28 84,519
249 Hayward Industries, Inc., Term
Loan
8.208% SOFR30A 2.750% 5/30/28 249,493
6 Serta Simmons Bedding, LLC,
Term Loan
12.949% SOFR90A 7.500% 8/10/23 4,576
57 SRAM, LLC , Term Loan B 8.208% SOFR30A 2.750% 5/18/28 56,891

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
CONSUMER DURABLES & APPAREL (continued)
$ 62 Topgolf Callaway Brands Corp.,
Term Loan B
8.344% SOFR30A 3.000% 3/18/30 $ 61,852
344 Weber-Stephen Products LLC,
Term Loan B
8.708% SOFR30A 3.250% 10/29/27 321,048
TOTAL CONSUMER DURABLES & APPAREL 1,503,348
CONSUMER SERVICES - 1.5%
55 1011778 B.C. Unlimited Liability
Company , (WI/DD)
TBD TBD TBD TBD 54,930
55 1011778 B.C. Unlimited Liability
Company, Term Loan B6
7.094% SOFR90A 1.750% 9/23/30 54,930
398 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 10.596%, PIK
5.000%), (DD1)
10.596% SOFR90A 5.000% 12/29/25 159,705
243 Alterra Mountain Company,
Term Loan
8.563% 1-Month LIBOR 3.500% 8/17/28 243,615
500 Alterra Mountain Company,
Term Loan B4
8.594% SOFR30A 3.250% 8/17/28 502,293
250 Alterra Mountain Company,
Term Loan B5
8.844% SOFR30A 3.500% 5/31/30 251,680
180 AVSC Holding Corp., Term Loan
B3 , (cash 5.000%, PIK 10.000%),
(DD1)
7.500% 3-Month LIBOR 10.000% 12/04/26 186,684
199 Caesars Entertainment Corp,
Term Loan B
8.097% SOFR90A 2.750% 2/06/30 199,307
495 Caesars Entertainment Inc.,
Term Loan B1
8.097% SOFR90A 2.750% 2/06/31 495,504
132 Carnival Corporation, Term
Loan B2
8.094% SOFR30A 2.750% 8/09/27 132,832
90 Cedar Fair, L.P., Term Loan B 7.329% TSFR1M 2.000% 4/18/31 89,958
217 Churchill Downs Incorporated,
Term Loan B1
7.444% SOFR30A 2.000% 3/17/28 217,810
566 ClubCorp Holdings, Inc., Term
Loan B2
10.596% SOFR90A 5.262% 9/18/26 570,861
418 Fertitta Entertainment, LLC,
Term Loan B
9.081% SOFR30A 3.750% 1/29/29 418,944
499 Flutter Entertainment PLC, Term
Loan B
7.585% SOFR90A 2.250% 11/29/30 499,632
235 Formula One Holdings Limited,
Term Loan B
7.585% SOFR90A 2.250% 1/15/30 235,881
133 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.909% 3-Month LIBOR 3.500% 10/31/29 133,694
217 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.844% SOFR30A 2.500% 8/02/28 216,844
55 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.095% SOFR30A 2.750% 1/17/31 54,931
120 IRB Holding Corp, Term Loan B 8.179% 1-Month LIBOR 2.750% 12/15/27 119,907
249 Light and Wonder International,
Inc., Term Loan
8.070% SOFR30A 2.750% 4/16/29 249,799
249 Motion Finco Sarl, Term Loan B 8.835% SOFR90A 3.500% 11/30/29 249,749
56 PCI Gaming Authority, Term
Loan
7.845% SOFR30A 2.500% 5/29/26 55,947
165 Penn National Gaming, Inc.,
Term Loan B
8.194% SOFR30A 2.750% 4/20/29 165,766
164 Scientific Games Holdings LP,
Term Loan B
8.306% TSFR3M 3.000% 4/04/29 163,739
190 Scientific Games International,
Inc., Term Loan
8.080% SOFR30A 3.000% 4/07/29 190,365
266 SeaWorld Parks &
Entertainment, Inc., Term Loan B
7.844% SOFR30A 2.500% 8/25/28 266,005
454 Spin Holdco Inc., Term Loan 9.600% SOFR90A 4.000% 3/06/28 389,144

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
CONSUMER SERVICES (continued)
$ –(j) Twin River Worldwide Holdings,
Inc., Term Loan B
8.836% TSFR3M 3.250% 10/02/28 $ 70
262 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.208% SOFR30A 2.750% 5/16/25 262,650
TOTAL CONSUMER SERVICES 6,833,176
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
123 Cardenas Markets, Inc., Term
Loan
12.185% SOFR90A 6.750% 8/01/29 123,636
125 Heritage Grocers Group LLC ,
(WI/DD)
TBD TBD TBD TBD 125,209
301 US Foods, Inc., Term Loan B ,
(DD1)
7.344% SOFR30A 2.000% 11/22/28 301,957
53 US Foods, Inc., Term Loan B 7.458% SOFR30A 2.000% 9/14/26 53,270
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 604,072
ENERGY - 0.2%
1 DT Midstream, Inc, Term Loan B 7.458% SOFR30A 2.000% 6/12/28 1,262
80 EG America LLC , (WI/DD) TBD TBD TBD TBD 79,167
258 Freeport LNG Investments, LLLP,
Term Loan A
8.586% TSFR3M 3.000% 11/16/26 256,867
256 Gulf Finance, LLC, Term Loan 11.692% 1-Month LIBOR
+ SOFR30A
6.250% 8/25/26 257,516
229 TransMontaigne Operating
Company L.P., Term Loan B
8.944% SOFR30A 3.500% 11/05/28 229,964
TOTAL ENERGY 824,776
FINANCIAL SERVICES - 0.1%
45 Aragorn Parent Corporation,
Term Loan
9.589% SOFR30A 4.250% 12/15/28 44,985
80 Avolon TLB Borrower 1 (US)
LLC, Term Loan B6
7.339% SOFR30A 2.000% 6/22/28 80,366
168 (k) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 33,157
67 Forward Air Corporation, Term
Loan B , (DD1)
9.830% TSFR1M 4.500% 12/19/30 62,653
123 Kestra Advisor Services
Holdings A, Inc., Term Loan
9.344% SOFR30A 4.000% 3/24/31 123,601
74 NCR Atleos LLC, Term Loan B 10.180% TSFR3M +
SOFR90A
4.750% 3/27/29 75,359
TOTAL FINANCIAL SERVICES 420,121
FOOD, BEVERAGE & TOBACCO - 0.4%
19 8th Avenue Food & Provisions,
Inc., Term Loan
10.194% 1-Month LIBOR 4.750% 10/01/25 17,959
231 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien
9.194% 1-Month LIBOR 3.750% 10/01/25 219,837
70 Arterra Wines Canada, Inc.,
Term Loan
9.096% SOFR90A 3.500% 11/26/27 65,356
33 Bengal Debt Merger Sub LLC ,
(DD1)
7.550% United States
SOFR Secured
Ove
3.250% 1/20/29 30,421
249 CHG PPC Parent LLC, Term Loan 8.458% SOFR30A 3.000% 12/08/28 250,001
29 City Brewing Company, LLC,
First Lien
10.590% TSFR1M 3.500% 4/14/28 23,254
77 City Brewing Company, LLC,
Term Loan
9.090% TSFR3M 3.500% 4/14/28 70,709
31 City Brewing Company, LLC,
Term Loan , (DD1)
11.574% SOFR90A 6.250% 4/05/28 31,133

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
FOOD, BEVERAGE & TOBACCO (continued)
$ 250 Fiesta Purchaser, Inc., Term
Loan B
9.344% SOFR30A 4.000% 2/12/31 $ 252,046
246 Pegasus BidCo BV, Term Loan 9.072% SOFR90A 3.750% 7/12/29 247,695
233 Sycamore Buyer LLC, Term
Loan B
7.687% 3-Month LIBOR 2.250% 7/23/29 232,585
268 Triton Water Holdings, Inc, Term
Loan
8.595% SOFR90A 3.250% 3/31/28 268,441
TOTAL FOOD, BEVERAGE & TOBACCO 1,709,437
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
195 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.603% 3-Month LIBOR 14.000% 9/30/26 107,013
100 ADMI Corp., Term Loan B5 11.094% SOFR30A 5.750% 12/23/27 100,329
214 AHP Health Partners, Inc., Term
Loan B
8.958% SOFR30A 3.500% 8/24/28 214,621
600 Bausch & Lomb, Inc., Term Loan 8.689% SOFR30A 3.250% 5/05/27 594,306
40 Concentra Health Services Inc ,
(WI/DD)
TBD TBD TBD TBD 40,200
58 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.685% SOFR90A 4.250% 4/12/29 58,002
125 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.685% SOFR90A 4.250% 4/12/29 125,670
385 Envision Healthcare
Corporation, Term Loan, First
Lien
7.803% 3-Month LIBOR 3.750% 10/10/25 7,060
27 Global Medical Response, Inc.,
Term Loan
11.320% 1-Month LIBOR 4.250% 3/14/25 26,671
563 Global Medical Response, Inc.,
Term Loan B
9.813% SOFR90A 4.250% 10/02/25 546,480
1,177 Medline Borrower, LP, Term
Loan B
8.094% SOFR30A 2.750% 10/23/28 1,181,655
167 National Mentor Holdings, Inc.,
Term Loan
9.189% SOFR30A +
SOFR90A
3.750% 3/02/28 158,117
5 National Mentor Holdings, Inc.,
Term Loan C
9.185% SOFR90A 3.750% 3/02/28 5,118
154 Onex TSG Intermediate Corp.,
Term Loan B
10.346% SOFR90A 4.750% 2/28/28 153,856
174 Pacific Dental Services, LLC,
Term Loan B
8.579% TSFR1M 3.250% 3/17/31 174,126
616 Packaging Coordinators Midco,
Inc., Term Loan B
8.585% SOFR90A 3.250% 11/30/27 618,399
716 Parexel International
Corporation, Term Loan, First
Lien
8.708% SOFR30A 3.250% 11/15/28 717,884
191 Phoenix Guarantor Inc, Term
Loan
8.594% SOFR30A 3.250% 2/21/31 190,258
70 Resonetics, LLC, Term Loan 9.082% TSFR3M 3.750% 6/06/31 70,219
341 Select Medical Corporation,
Term Loan B1
8.344% SOFR30A 3.000% 3/05/27 341,781
261 Star Parent, Inc., Term Loan B 9.085% SOFR90A 4.000% 9/30/30 261,448
917 Surgery Center Holdings, Inc.,
Term Loan B
8.089% SOFR30A 2.750% 12/19/30 921,061
178 Team Health Holdings, Inc.,
Term Loan B
10.584% SOFR30A +
SOFR90A
5.250% 3/02/27 166,743
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,781,017

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$ 250 Kronos Acquisition Holdings Inc
, (WI/DD)
TBD TBD TBD TBD $ 248,750
109 Kronos Acquisition Holdings
Inc., Term Loan B
9.095% SOFR90A 3.750% 12/22/26 108,653
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 357,403
INSURANCE - 0.8%
234 Acrisure, LLC, Term Loan B 8.344% 1-Month LIBOR 3.500% 2/16/27 234,083
176 Alliant Holdings Intermediate,
LLC, Term Loan B6
8.830% SOFR30A 3.500% 11/06/30 176,569
200 AssuredPartners, Inc., Term
Loan B5
8.844% SOFR30A 3.500% 2/14/31 200,248
92 Asurion LLC, Term Loan B11 9.679% SOFR30A 4.250% 8/21/28 91,309
127 Asurion LLC, Term Loan B7,
Term Loan , (WI/DD)
TBD TBD TBD TBD 126,220
245 Asurion LLC, Term Loan B8 ,
(WI/DD)
TBD TBD TBD TBD 243,386
127 Asurion LLC, Term Loan B9 8.708% SOFR30A 3.250% 7/30/27 124,762
157 Broadstreet Partners, Inc., Term
Loan B
8.444% 3-Month LIBOR 3.000% 1/27/27 156,793
242 Broadstreet Partners, Inc., Term
Loan B2
8.694% 3-Month LIBOR 3.250% 1/27/27 241,531
250 Broadstreet Partners, Inc., Term
Loan B3
9.078% SOFR30A 3.750% 1/26/29 249,625
462 HUB International Limited, Term
Loan B
8.579% TSFR3M +
SOFR90A
3.250% 6/20/30 464,586
319 Ryan Specialty Group, LLC, Term
Loan
8.094% SOFR30A 2.750% 9/01/27 321,308
435 Truist Insurance Holdings LLC,
First Lien, Term Loan
8.585% SOFR90A 3.250% 3/22/31 436,475
104 USI, Inc., Term Loan 8.081% SOFR90A 2.750% 9/27/30 104,344
325 USI, Inc., Term Loan B 8.335% SOFR90A 3.000% 11/23/29 325,029
TOTAL INSURANCE 3,496,268
MATERIALS - 0.6%
25 Arsenal AIC Parent LLC, Term
Loan
9.094% SOFR30A 4.500% 7/27/30 24,993
71 Ascend Performance Materials
Operations LLC, Term Loan B
10.074% SOFR90A 4.750% 8/27/26 71,469
109 ASP Unifrax Holdings Inc, Term
Loan B
9.095% SOFR90A 3.750% 12/12/25 106,792
171 Axalta Coating Systems US
Holdings Inc
7.330% CME Term
SOFR 1 Month
2.500% 12/20/29 171,081
290 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.119% SOFR30A 3.675% 3/30/29 291,582
182 CPC Acquisition Corp, Term
Loan
9.346% SOFR90A 3.750% 12/29/27 152,842
75 Derby Buyer LLC, Term Loan B 8.829% TSFR1M 3.500% 11/01/30 75,257
187 Discovery Purchaser
Corporation, Term Loan
9.681% TSFR3M 4.375% 8/03/29 186,829
35 INEOS Quattro Holdings UK
Ltd, Term Loan
9.179% SOFR30A 3.750% 3/03/30 34,650
133 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.679% SOFR30A 4.250% 3/29/29 132,686
182 Klockner-Pentaplast of America,
Inc., Term Loan B , (DD1)
10.267% SOFR180A 4.725% 2/09/26 170,865
195 Lonza Group AG, Term Loan B 9.270% SOFR90A 3.925% 7/03/28 189,395
250 Nouryon Finance B.V., Term
Loan B
8.826% SOFR90A 3.500% 4/03/28 250,969
15 Nouryon Finance B.V., Term
Loan B
8.829% TSFR1M 3.500% 4/03/28 14,981

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
MATERIALS (continued)
$ 249 Nouryon USA LLC , (WI/DD) TBD TBD TBD TBD $ 250,969
33 PMHC II, Inc., Term Loan B 9.706% SOFR90A 4.250% 2/03/29 31,887
95 Proampac PG Borrower LLC,
Term Loan
9.325% TSFR3M +
SOFR90A
4.000% 9/15/28 94,868
176 Reynolds Group Holdings Inc. ,
Term Loan B3
7.827% TSFR3M 2.500% 9/25/28 176,478
55 SupplyOne, Inc, Term Loan B 9.594% SOFR30A 4.250% 4/21/31 55,017
44 TricorBraun Holdings, Inc., Term
Loan
8.708% SOFR30A 3.250% 3/03/28 44,301
95 Tronox Finance LLC, Term Loan
B
8.094% SOFR30A 2.750% 4/04/29 95,112
1 W.R. Grace & Co.-Conn., Term
Loan B
8.594% SOFR30A 3.250% 9/22/28 1,229
TOTAL MATERIALS 2,624,252
MEDIA & ENTERTAINMENT - 0.9%
135 ABG Intermediate Holdings 2
LLC, Term Loan B1
8.929% 1-Month LIBOR 3.500% 12/21/28 135,561
81 Advantage Sales & Marketing
Inc , (WI/DD)
TBD TBD TBD TBD 79,102
175 AMC Entertainment Holdings,
Inc. , Term Loan B , (DD1)
8.444% SOFR30A 3.000% 4/22/26 166,446
119 Cable One, Inc., Term Loan B4 7.458% SOFR30A 2.000% 5/03/28 116,882
215 Cengage Learning, Inc., Term
Loan B
9.538% SOFR180A 4.250% 3/24/31 216,336
250 Cinemark USA, Inc., Term Loan
B , (WI/DD)
TBD TBD TBD TBD 251,666
357 Clear Channel Outdoor
Holdings, Inc., Term Loan
9.458% SOFR30A 4.000% 8/23/28 357,572
429 Crown Finance US, Inc., Term
Loan , (cash 6.958%, PIK
7.000%), (DD1)
6.979% 1-Month LIBOR
+ SOFR30A
4.250% 7/31/28 435,963
323 CSC Holdings, LLC, Term Loan
B6
9.829% TSFR1M 4.500% 1/18/28 311,336
113 DirecTV Financing, LLC, Term
Loan
10.458% SOFR30A 5.000% 8/02/27 113,339
173 Dotdash Meredith Inc, Term
Loan B
9.429% SOFR30A 4.000% 12/01/28 173,744
77 iHeartCommunications Inc ,
(WI/DD)
TBD TBD TBD TBD 59,483
81 iHeartCommunications, Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD 63,083
228 McGraw-Hill Global Education
Holdings, LLC, Term Loan
10.194% 3-Month LIBOR 4.750% 7/31/28 228,585
83 Mission Broadcasting, Inc., Term
Loan B
7.944% SOFR30A 2.500% 6/02/28 82,180
140 NEP Group Inc , (WI/DD) TBD TBD TBD TBD 133,044
322 NEP Group, Inc., Term Loan B
, (cash 8.708%, PIK 1.500%),
(DD1)
8.708% 1-Month LIBOR
+ SOFR30A
2.375% 8/19/26 305,977
125 Simon & Schuster Inc, Term
Loan B
9.330% TSFR3M 4.000% 10/30/30 124,973
135 UPC Financing Partnership,
Term Loan AX
8.443% SOFR30A 3.000% 1/31/29 134,447
184 Virgin Media Bristol LLC, Term
Loan Y
8.656% SOFR180A 3.250% 3/06/31 174,175
250 Wood Mackenzie Limited, Term
Loan B
8.823% SOFR90A 3.500% 2/10/31 251,906
TOTAL MEDIA & ENTERTAINMENT 3,915,800

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
$ 1,350 Jazz Financing Lux S.a.r.l., Term
Loan B
8.458% SOFR30A 3.000% 5/05/28 $ 1,352,000
2 Mallinckrodt International
Finance S.A., Term Loan
14.842% SOFR30A 9.500% 11/14/28 1,641
221 Maravai Intermediate Holdings,
LLC, Term Loan B
8.327% SOFR90A 3.000% 10/19/27 218,790
318 Organon & Co, Term Loan B 7.829% TSFR1M 2.500% 5/14/31 319,049
153 Perrigo Investments, LLC, Term
Loan B
7.694% SOFR30A 2.250% 4/05/29 153,174
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,044,654
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
379 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.344% SOFR30A 3.000% 1/31/30 379,279
125 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
9.094% SOFR30A 3.750% 1/31/30 125,623
6 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.208% SOFR30A 2.750% 8/21/25 6,455
90 Forest City Enterprises LP , (WI/
DD)
TBD TBD TBD TBD 83,841
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 595,198
SOFTWARE & SERVICES - 2.2%
120 AppLovin Corporation, Term
Loan
7.844% SOFR30A 2.500% 10/25/28 120,436
66 Apttus Corporation, Term Loan 9.458% SOFR30A 4.000% 5/08/28 65,658
692 Avaya, Inc., Term Loan , (DD1) 6.922% 1-Month LIBOR
+ SOFR30A
7.750% 8/01/28 599,967
313 Banff Merger Sub Inc, Term
Loan
9.344% SOFR30A 4.250% 12/29/28 314,438
365 Camelot U.S. Acquisition LLC,
Term Loan B
8.095% SOFR30A 2.750% 10/30/26 365,821
499 Cotiviti Corporation, Term Loan 8.579% TSFR1M 3.250% 4/30/31 497,503
125 Drake Software, LLC, Term Loan
B
9.595% TSFR3M 4.250% 6/05/31 123,906
111 DTI Holdco, Inc., Term Loan 10.094% SOFR30A 4.750% 4/21/29 111,916
592 Epicor Software Corporation,
Term Loan
8.578% 1-Month LIBOR 3.250% 7/30/27 595,658
125 Fortress Intermediate 3 Inc ,
(WI/DD)
TBD TBD TBD TBD 125,313
143 Gen Digital Inc., Term Loan B 7.094% SOFR30A 1.750% 9/12/29 142,277
739 Genesys Cloud Services
Holdings II LLC, First Lien, Term
Loan B
8.844% SOFR30A 3.500% 12/01/27 742,927
118 IGT Holding IV AB, Term Loan
B2
8.710% SOFR90A 3.400% 3/29/28 118,193
266 Informatica LLC, Term Loan B 7.594% SOFR30A 2.250% 10/30/28 267,509
244 Instructure Holdings, Inc., Term
Loan B
8.354% SOFR90A 2.750% 10/30/28 244,528
19 Ivanti Software, Inc., Term Loan
B
9.555% SOFR90A 4.000% 12/01/27 14,718
40 Marcel LUX IV SARL, Term Loan
B5
9.320% SOFR30A 4.000% 10/07/30 40,199
478 McAfee, LLC, Term Loan B 8.579% SOFR30A 3.250% 3/01/29 477,768
230 Mitchell International, Inc., Term
Loan
8.526% SOFR30A 3.250% 6/06/31 228,330
402 Open Text Corporation, Term
Loan B
7.594% SOFR30A 2.250% 1/31/30 404,553
117 Peraton Corp., Term Loan B 9.194% SOFR30A 3.750% 2/01/28 116,726
115 Perforce Software, Inc., Term
Loan
10.094% SOFR30A 4.750% 3/24/31 115,095

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
SOFTWARE & SERVICES (continued)
$ 249 Perforce Software, Inc., Term
Loan B
9.194% SOFR30A 3.750% 7/01/26 $ 249,036
47 Proofpoint, Inc., Term Loan 8.344% SOFR30A 3.000% 8/31/28 46,817
94 Quartz Acquireco LLC, Term
Loan B
8.085% SOFR90A 2.750% 6/28/30 94,464
222 Rackspace Technology Global,
Inc., Term Loan, First Lien
11.692% SOFR30A 6.250% 5/15/28 225,822
547 Rackspace Technology Global,
Inc., Term Loan, First Lien
8.192% SOFR30A 2.750% 5/15/28 252,399
164 Rocket Software, Inc., Term
Loan B
10.094% SOFR30A 4.750% 11/28/28 164,648
84 Sedgwick Claims Management
Services, Inc., Term Loan B
9.094% SOFR30A 3.750% 2/24/28 84,346
312 Sophia, L.P., Term Loan B , (DD1) 8.944% SOFR30A 3.500% 10/29/29 313,815
223 SS&C Technologies Inc., Term
Loan B8
7.345% SOFR30A 2.000% 5/09/31 223,576
644 Syniverse Holdings, Inc., Term
Loan
12.335% SOFR90A 7.000% 5/10/29 631,266
256 Tempo Acquisition LLC, Term
Loan B
7.595% SOFR30A 2.250% 8/31/28 256,781
790 Ultimate Software Group Inc
(The), Term Loan B
8.576% TSFR1M 3.250% 2/10/31 793,395
49 Vision Solutions, Inc., Term Loan 10.671% SOFR90A +
Prime
3.750% 4/24/28 48,811
255 VS Buyer, LLC, Term Loan B ,
(DD1)
8.581% TSFR1M 3.250% 4/14/31 255,956
199 West Corporation, Term Loan
B3
9.580% SOFR90A 4.000% 4/12/27 193,415
93 WEX Inc., Term Loan 7.344% SOFR30A 2.000% 4/03/28 92,933
249 Zelis Payments Buyer, Inc., Term
Loan B
8.094% SOFR30A 2.750% 9/28/29 249,603
TOTAL SOFTWARE & SERVICES 10,010,522
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
274 CommScope, Inc., Term Loan B 8.708% SOFR30A 3.250% 4/06/26 247,622
122 Ingram Micro Inc., Term Loan 8.596% SOFR90A 3.000% 7/03/28 122,875
151 MLN US HoldCo LLC, Term Loan 12.127% SOFR90A 6.700% 10/18/27 29,665
261 MLN US HoldCo LLC, Term
Loan, First Lien
9.947% SOFR90A 4.500% 12/01/25 29,324
156 Riverbed Technology, Inc., Term
Loan , (DD1)
4.917% 3-Month LIBOR
+ SOFR90A
2.250% 7/03/28 96,261
60 Viasat Inc , (WI/DD) TBD TBD TBD TBD 53,837
60 Viasat Inc , (WI/DD) TBD TBD TBD TBD 53,588
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 633,172
TELECOMMUNICATION SERVICES - 0.7%
138 Altice France S.A., Term Loan
B12
9.278% 3-Month LIBOR 3.688% 2/02/26 110,462
205 Altice France S.A., Term Loan
B13
9.584% 3-Month LIBOR 4.000% 8/14/26 158,651
121 Cincinnati Bell, Inc., Term Loan
B2
8.694% SOFR30A 3.250% 11/24/28 120,382
202 (k) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/25 4,035
15 Dawn Acquisitions LLC , (WI/
DD)
TBD TBD TBD TBD 14,760
870 Frontier Communications Corp.,
Term Loan B
9.208% SOFR30A 3.750% 10/08/27 871,797
249 Iridium Satellite LLC, Term Loan
B
7.594% SOFR30A 2.250% 9/20/30 249,391

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
TELECOMMUNICATION SERVICES (continued)
$ 256 Level 3 Financing Inc., Term
Loan B1
11.904% TSFR1M 6.560% 4/16/29 $ 251,335
258 Level 3 Financing Inc., Term
Loan B2
11.904% TSFR1M 6.560% 4/15/30 251,715
–(j) Lumen Technologies, Inc., Term
Loan B1
7.808% SOFR30A 2.350% 4/16/29 44
–(j) Lumen Technologies, Inc., Term
Loan B2
7.808% SOFR30A 2.350% 4/15/30 121
400 Virgin Media Bristol LLC, Term
Loan N , (DD1)
7.943% SOFR30A 2.500% 1/31/28 383,204
425 Zayo Group Holdings, Inc., Term
Loan , (DD1)
8.458% SOFR30A 3.000% 3/09/27 371,167
481 Ziggo Financing Partnership,
Term Loan I
7.943% SOFR30A 2.500% 4/28/28 465,995
TOTAL TELECOMMUNICATION SERVICES 3,253,059
TRANSPORTATION - 0.6%
130 AAdvantage Loyalty IP Ltd.,
Term Loan
10.336% SOFR90A 4.750% 4/20/28 134,373
195 Air Canada, Term Loan B 7.847% SOFR90A 2.500% 3/21/31 195,029
140 American Airlines, Inc., Term
Loan B
8.193% SOFR30A 2.750% 2/06/28 139,440
187 Brown Group Holding, LLC,
Term Loan B
8.179% 1-Month LIBOR 2.750% 4/22/28 187,045
148 Brown Group Holding, LLC,
Term Loan B2
8.341% SOFR30A +
SOFR90A
3.000% 6/09/29 147,866
136 First Student Bidco Inc, Term
Loan B
8.345% SOFR90A 3.000% 7/21/28 136,104
57 First Student Bidco Inc, Term
Loan C
8.345% SOFR90A 3.000% 7/21/28 56,678
8 Hertz Corporation, (The), Term
Loan B
8.859% SOFR90A 3.250% 6/30/28 7,161
55 Kestrel Bidco Inc., Term Loan B 8.428% 1-Month LIBOR 3.000% 12/11/26 55,331
225 KKR Apple Bidco, LLC, Term
Loan
8.208% SOFR30A 2.750% 9/25/28 226,402
118 KKR Apple Bidco, LLC, Term
Loan
8.844% SOFR30A 3.500% 9/23/28 118,636
322 Mileage Plus Holdings LLC,
Term Loan B
10.744% SOFR90A 5.250% 6/21/27 329,734
41 PODS, LLC, Term Loan B 8.591% SOFR90A 3.000% 3/31/28 38,804
140 SkyMiles IP Ltd., Term Loan B 9.075% TSFR3M 3.750% 10/20/27 143,057
499 United Airlines, Inc., Term Loan
B
8.094% TSFR1M 2.750% 2/24/31 500,620
249 WestJet Loyalty LP, Term Loan B 9.048% SOFR90A 3.750% 2/14/31 251,439
TOTAL TRANSPORTATION 2,667,719
UTILITIES - 0.3%
80 Pacific Gas & Electric Company,
Term Loan
7.844% SOFR30A 3.000% 6/23/27 80,425
650 Talen Energy Supply, LLC, Term
Loan B
8.827% SOFR90A 3.500% 5/17/30 658,309
532 Talen Energy Supply, LLC, Term
Loan C
8.824% SOFR90A 3.500% 5/27/30 538,846
3 Vistra Operations Company
LLC, Term Loan B3, First Lien
7.344% SOFR30A 2.000% 12/20/30 2,868
100 Vistra Zero Operating Company,
LLC, Term Loan B
8.094% SOFR30A 2.750% 4/30/31 100,336
TOTAL UTILITIES 1,380,784
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $62,420,329) 61,408,015

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 13.4% (9.4% of Total Investments) X 60,770,695
642,894
iShares Core MSCI Emerging Markets ETF
$ 34,414,116
18,839
iShares MSCI India ETF
1,050,839
17,939
iShares MSCI Saudi Arabia ETF
728,682
320,431
Vanguard Short-Term Bond ETF
24,577,058
TOTAL EXCHANGE-TRADED FUNDS
(cost $55,857,221) 60,770,695
Shares Description (a) Value
–
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 11.6% (8.1% of Total
Investments) X 52,583,146
DATA CENTER REITS - 1.5%
22,542 Digital Realty Trust Inc $ 3,427,511
4,435 Equinix Inc 3,355,521
TOTAL DATA CENTER REITS 6,783,032
HEALTH CARE REITS - 1.0%
28,700 Healthpeak Properties Inc 562,520
33,500 Parkway Life Real Estate Investment Trust 86,423
21,300 Ventas Inc 1,091,838
25,500 Welltower Inc 2,658,375
TOTAL HEALTH CARE REITS 4,399,156
HOTEL & RESORT REITS - 0.2%
40,000 Host Hotels & Resorts Inc 719,200
TOTAL HOTEL & RESORT REITS 719,200
INDUSTRIAL REITS - 2.0%
3,500 EastGroup Properties Inc 595,350
55,898 Prologis Inc 6,277,905
33,800 Rexford Industrial Realty Inc 1,507,142
19,600 Terreno Realty Corp 1,159,928
TOTAL INDUSTRIAL REITS 9,540,325
MULTI-FAMILY RESIDENTIAL REITS - 1.1%
10,000 AvalonBay Communities Inc 2,068,900
4,100 Camden Property Trust 447,351
11,400 Equity Residential 790,476
4,100 Essex Property Trust Inc 1,116,020
3,700 Mid-America Apartment Communities Inc 527,657
TOTAL MULTI-FAMILY RESIDENTIAL REITS 4,950,404
OFFICE REITS - 0.4%
6,800 Boston Properties Inc 418,608
16,800 SL Green Realty Corp 951,552
12,300 Vornado Realty Trust 323,367
TOTAL OFFICE REITS 1,693,527
OTHER SPECIALIZED REITS - 0.8%
17,700 Gaming and Leisure Properties Inc 800,217
8,600 Iron Mountain Inc 770,732
72,900 VICI Properties Inc 2,087,856
TOTAL OTHER SPECIALIZED REITS 3,658,805
RETAIL REITS - 1.7%
37,600 Brixmor Property Group Inc 868,184
60,100 Kimco Realty Corp 1,169,546
27,000 Kite Realty Group Trust 604,260
16,000 Realty Income Corp 845,120
19,600 Regency Centers Corp 1,219,120
21,200 Simon Property Group Inc 3,218,160
TOTAL RETAIL REITS 7,924,390

Shares Description (a) Value
SELF-STORAGE REITS - 0.6%
8,700 Extra Space Storage Inc $ 1,352,067
4,100 Public Storage 1,179,365
TOTAL SELF-STORAGE REITS 2,531,432
SINGLE-FAMILY RESIDENTIAL REITS - 0.9%
31,000 American Homes 4 Rent, Class A 1,151,960
19,600 Equity LifeStyle Properties Inc 1,276,548
17,400 Invitation Homes Inc 624,486
9,200 Sun Communities Inc 1,107,128
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 4,160,122
TELECOM TOWER REITS - 1.4%
22,825 American Tower Corp 4,436,723
10,700 Crown Castle Inc 1,045,390
3,773 SBA Communications Corp 740,640
TOTAL TELECOM TOWER REITS 6,222,753
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(cost $42,971,307) 52,583,146
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 9.5% (6.6% of Total
Investments) X 42,905,803
AUTOMOBILES & COMPONENTS - 0.3%
$ 755 General Motors Financial Co Inc 5.750% N/A (l) $ 719,626
462 General Motors Financial Co Inc 5.700% N/A (l) 433,688
TOTAL AUTOMOBILES & COMPONENTS 1,153,314
BANKS - 4.5%
200 (d) Banco BBVA Peru SA 6.200% 6/07/34 200,000
200 (d) Banco del Estado de Chile 7.950% N/A (l) 206,600
200 Bancolombia SA 8.625% 12/24/34 204,250
940 Bank of America Corp 6.500% N/A (l) 937,969
295 Bank of America Corp 4.375% N/A (l) 278,991
285 Bank of America Corp 6.250% N/A (l) 283,818
75 Bank of America Corp 6.100% N/A (l) 74,781
200 Bank of Montreal 7.700% 5/26/84 204,278
200 Bank of Nova Scotia/The 8.000% 1/27/84 206,534
1,190 Citigroup Inc 6.250% N/A (l) 1,189,169
156 (f) Citigroup Inc (TSFR3M reference rate + 3.685% spread) 9.007% N/A (l) 155,606
170 Citigroup Inc 5.000% N/A (l) 168,899
260 Citigroup Inc 7.375% N/A (l) 266,827
378 Citigroup Inc 7.125% N/A (l) 377,154
5 Citigroup Inc 6.174% 5/25/34 5,085
655 Citigroup Inc 7.625% N/A (l) 681,973
1,000 Citigroup Inc 5.950% N/A (l) 993,466
125 (f) Citizens Financial Group Inc (TSFR3M reference rate +
3.419% spread)
8.720% N/A (l) 122,818
335 Citizens Financial Group Inc 4.000% N/A (l) 300,153
93 CoBank ACB 7.250% N/A (l) 94,331
765 CoBank ACB 6.450% N/A (l) 754,529
325 CoBank ACB 6.250% N/A (l) 321,778
525 (d) Farm Credit Bank of Texas 6.200% N/A (l) 495,915
229 (f) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.626% N/A (l) 225,741
520 (f) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.573% N/A (l) 525,431
555 Huntington Bancshares Inc/OH 5.625% N/A (l) 530,480
375 JPMorgan Chase & Co 5.000% N/A (l) 373,927
1,072 JPMorgan Chase & Co 6.875% N/A (l) 1,107,230

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
BANKS (continued)
$ 205 JPMorgan Chase & Co 3.650% N/A (l) $ 193,901
270 JPMorgan Chase & Co 6.100% N/A (l) 270,263
90 M&T Bank Corp 5.125% N/A (l) 85,276
380 (f) M&T Bank Corp (TSFR3M reference rate + 3.872% spread) 9.194% N/A (l) 382,870
448 PNC Financial Services Group Inc/The 5.000% N/A (l) 432,161
415 PNC Financial Services Group Inc/The 3.400% N/A (l) 372,326
375 PNC Financial Services Group Inc/The 6.250% N/A (l) 365,426
325 PNC Financial Services Group Inc/The 6.000% N/A (l) 320,953
710 (f) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.648% N/A (l) 713,320
370 Regions Financial Corp 5.750% N/A (l) 363,507
200 Toronto-Dominion Bank/The 8.125% 10/31/82 207,272
295 Truist Financial Corp 5.100% N/A (l) 275,485
535 (f) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.703% N/A (l) 538,234
1,194 Truist Financial Corp 4.800% N/A (l) 1,173,182
200 (d) Turkiye Garanti Bankasi AS 8.375% 2/28/34 199,250
161 US Bancorp 5.300% N/A (l) 156,122
1,070 Wells Fargo & Co 5.875% N/A (l) 1,065,111
663 Wells Fargo & Co 3.900% N/A (l) 634,442
495 Wells Fargo & Co 7.625% N/A (l) 527,128
200 (d) Yapi ve Kredi Bankasi AS 9.250% 1/17/34 205,020
450 (f) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.041% N/A (l) 440,710
TOTAL BANKS 20,209,692
CAPITAL GOODS - 0.5%
610 (d) AerCap Global Aviation Trust 6.500% 6/15/45 608,593
1,495 AerCap Holdings NV 5.875% 10/10/79 1,487,863
395 Air Lease Corp 4.650% N/A (l) 374,941
TOTAL CAPITAL GOODS 2,471,397
ENERGY - 0.4%
342 Enbridge Inc 8.500% 1/15/84 368,687
305 Enbridge Inc 7.625% 1/15/83 311,782
250 Energy Transfer LP 6.500% N/A (l) 246,588
213 Energy Transfer LP 7.125% N/A (l) 210,985
95 Energy Transfer LP 8.000% 5/15/54 99,369
49 Energy Transfer LP 6.625% N/A (l) 47,551
440 Transcanada Trust 5.600% 3/07/82 398,888
75 Transcanada Trust 5.875% 8/15/76 73,403
TOTAL ENERGY 1,757,253
FINANCIAL SERVICES - 1.2%
400 Ally Financial Inc 4.700% N/A (l) 320,300
160 Ally Financial Inc 4.700% N/A (l) 140,447
555 (d) American AgCredit Corp 5.250% N/A (l) 532,506
180 American Express Co 3.550% N/A (l) 167,796
150 Bank of New York Mellon Corp/The 4.700% N/A (l) 147,355
200 Capital One Financial Corp 3.950% N/A (l) 184,051
375 Charles Schwab Corp/The 5.375% N/A (l) 370,791
150 Discover Financial Services 6.125% N/A (l) 148,391
130 Discover Financial Services 5.500% N/A (l) 112,044
390 Equitable Holdings Inc 4.950% N/A (l) 383,928
720 Goldman Sachs Group Inc/The 5.500% N/A (l) 715,291
543 Goldman Sachs Group Inc/The 7.500% N/A (l) 558,395
475 Goldman Sachs Group Inc/The 5.300% N/A (l) 470,031
430 Goldman Sachs Group Inc/The 7.500% N/A (l) 450,517
320 State Street Corp 6.700% N/A (l) 321,908

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIAL SERVICES (continued)
$ 420 Voya Financial Inc 7.758% N/A (l) $ 436,304
TOTAL FINANCIAL SERVICES 5,460,055
FOOD, BEVERAGE & TOBACCO - 0.4%
2,250 (d) Land O' Lakes Inc 8.000% N/A (l) 1,957,500
TOTAL FOOD, BEVERAGE & TOBACCO 1,957,500
INSURANCE - 1.0%
118 American International Group Inc 5.750% 4/01/48 115,538
450 AXIS Specialty Finance LLC 4.900% 1/15/40 412,021
325 Enstar Finance LLC 5.750% 9/01/40 318,201
235 Enstar Finance LLC 5.500% 1/15/42 226,964
541 Markel Group Inc 6.000% N/A (l) 537,250
580 (d) MetLife Inc 9.250% 4/08/38 671,636
360 Provident Financing Trust I 7.405% 3/15/38 381,767
210 Prudential Financial Inc 5.125% 3/01/52 195,219
150 Prudential Financial Inc 6.500% 3/15/54 151,422
81 Prudential Financial Inc 5.375% 5/15/45 80,240
420 (d) QBE Insurance Group Ltd 5.875% N/A (l) 415,688
600 (d) SBL Holdings Inc 7.000% N/A (l) 520,999
575 (d) SBL Holdings Inc 6.500% N/A (l) 464,568
TOTAL INSURANCE 4,491,513
MATERIALS - 0.0%
200 (d) Cemex SAB de CV 9.125% N/A (l) 213,358
TOTAL MATERIALS 213,358
MEDIA & ENTERTAINMENT - 0.1%
152 (d) Farm Credit Bank of Texas 7.750% N/A (l) 153,907
190 Paramount Global 6.375% 3/30/62 167,799
TOTAL MEDIA & ENTERTAINMENT 321,706
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
193 (d) EUSHI Finance Inc 7.625% 12/15/54 193,742
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 193,742
TELECOMMUNICATION SERVICES - 0.1%
365 Vodafone Group PLC 7.000% 4/04/79 376,095
TOTAL TELECOMMUNICATION SERVICES 376,095
UTILITIES - 1.0%
400 (d) AES Andes SA 8.150% 6/10/55 400,000
300 (d) AES Andes SA 6.350% 10/07/79 295,510
113 AES Corp/The 7.600% 1/15/55 114,397
310 American Electric Power Co Inc 3.875% 2/15/62 284,007
165 CMS Energy Corp 4.750% 6/01/50 151,098
115 Dominion Energy Inc 7.000% 6/01/54 119,653
200 Edison International 5.000% N/A (l) 190,240
150 Edison International 5.375% N/A (l) 146,122
695 Emera Inc 6.750% 6/15/76 689,749
314 Entergy Corp 7.125% 12/01/54 311,217
262 NextEra Energy Capital Holdings Inc 6.750% 6/15/54 263,502
510 Sempra 4.875% N/A (l) 500,217
340 Southern Co/The 4.000% 1/15/51 329,642

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITIES (continued)
$ 185 (d) Vistra Corp 8.000% N/A (l) $ 186,573
175 (d) Vistra Corp 7.000% N/A (l) 173,479
140 (d) Vistra Corp 8.875% N/A (l) 144,772
TOTAL UTILITIES 4,300,178
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $43,829,113) 42,905,803
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 9.0% (6.3% of Total
Investments) X 40,699,655
ANGOLA - 0.1%
$ 270 (d) Angolan Government International Bond 9.375% 5/08/48 $ 225,580
200 (d) Angolan Government International Bond 8.750% 4/14/32 176,936
TOTAL ANGOLA 402,516
ARGENTINA - 0.1%
475 Argentine Republic Government International Bond 3.625% 7/09/35 198,924
200 Argentine Republic Government International Bond 4.250% 1/09/38 91,315
466 (d) Provincia de Buenos Aires/Government Bonds 6.375% 9/01/37 191,769
139 (d) YPF SA 6.950% 7/21/27 125,824
20 YPF SA, Reg S 6.950% 7/21/27 18,104
TOTAL ARGENTINA 625,936
AUSTRALIA - 0.3%
200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 179,715
200 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 174,521
840 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 839,600
TOTAL AUSTRALIA 1,193,836
BARBADOS - 0.0%
200 (d) Barbados Government International Bond 6.500% 10/01/29 189,920
TOTAL BARBADOS 189,920
BELGIUM - 0.0%
40 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 36,878
10 Anheuser-Busch InBev Worldwide Inc 5.000% 6/15/34 9,923
TOTAL BELGIUM 46,801
BENIN - 0.1%
190 EUR (d) Benin Government International Bond 4.950% 1/22/35 160,571
100 EUR (d) Benin Government International Bond 6.875% 1/19/52 84,259
TOTAL BENIN 244,830
BRAZIL - 0.4%
200 (d) B3 SA - Brasil Bolsa Balcao 4.125% 9/20/31 175,491
200 (d) Banco do Brasil SA/Cayman 4.875% 1/11/29 191,713
1,150 BRL Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/31 185,778
900 BRL Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/27 154,922
340 Brazilian Government International Bond 6.000% 10/20/33 326,742
210 Brazilian Government International Bond 5.000% 1/27/45 161,366
200 Brazilian Government International Bond 4.750% 1/14/50 143,220
200 (d) JSM Global Sarl 4.750% 10/20/30 30,000
200 (d) Klabin Austria GmbH 3.200% 1/12/31 169,066
200 (d) Minerva Luxembourg SA 8.875% 9/13/33 206,551
145 Petrobras Global Finance BV 6.750% 6/03/50 133,783
115 Petrobras Global Finance BV 5.500% 6/10/51 91,347
TOTAL BRAZIL 1,969,979

Principal
Amount (000) Description (a) Coupon Maturity Value
CAMEROON - 0.0%
100 EUR (d) Republic of Cameroon International Bond 5.950% 7/07/32 $ 82,979
TOTAL CAMEROON 82,979
CANADA - 0.2%
$ 75 (d) 1011778 BC ULC / New Red Finance Inc 4.000% 10/15/30 66,023
150 (d) Air Canada 3.875% 8/15/26 142,679
45 Canadian Pacific Railway Co 2.050% 3/05/30 38,384
5 Cenovus Energy Inc 5.400% 6/15/47 4,602
330 Enbridge Inc 5.750% 7/15/80 311,404
175 Enbridge Inc 5.500% 7/15/77 164,868
25 Enbridge Inc 2.500% 8/01/33 19,840
25 Nutrien Ltd 4.900% 3/27/28 24,707
75 (d) Open Text Holdings Inc 4.125% 12/01/31 65,922
TOTAL CANADA 838,429
CHILE - 0.3%
199 (d) Alfa Desarrollo SpA 2021 1 4.550% 9/27/51 149,147
175 (d) Cia Cervecerias Unidas SA 3.350% 1/19/32 152,175
200 (d) Corp Nacional del Cobre de Chile 6.440% 1/26/36 206,464
200 (d) Corp Nacional del Cobre de Chile 3.000% 9/30/29 176,950
150 (d) Empresa Nacional de Telecomunicaciones SA 3.050% 9/14/32 121,042
200 (d) Empresa Nacional del Petroleo 6.150% 5/10/33 200,067
200 (d) Inversiones CMPC SA 6.125% 6/23/33 203,542
TOTAL CHILE 1,209,387
CHINA - 0.1%
200 (d) ENN Clean Energy International Investment Ltd 3.375% 5/12/26 190,631
200 (d) Lenovo Group Ltd 3.421% 11/02/30 176,700
TOTAL CHINA 367,331
COLOMBIA - 0.3%
350 Colombia Government International Bond 3.125% 4/15/31 275,466
200 Colombia Government International Bond 8.000% 11/14/35 205,612
200 Colombia Government International Bond 7.500% 2/02/34 200,068
415,000 COP Colombian TES 6.000% 4/28/28 87,460
223,000 COP Colombian TES 7.000% 6/30/32 43,479
200 Ecopetrol SA 4.625% 11/02/31 163,690
200 Ecopetrol SA 5.875% 11/02/51 138,881
200 (d) Empresas Publicas de Medellin ESP 4.250% 7/18/29 171,750
200 (d) Grupo Aval Ltd 4.375% 2/04/30 171,702
TOTAL COLOMBIA 1,458,108
COSTA RICA - 0.2%
200 (d) Costa Rica Government International Bond 6.550% 4/03/34 205,681
200 (d) Costa Rica Government International Bond 7.000% 4/04/44 204,767
200 (d) Instituto Costarricense de Electricidad 6.750% 10/07/31 199,300
200 (d) Liberty Costa Rica Senior Secured Finance 10.875% 1/15/31 212,001
TOTAL COSTA RICA 821,749
COTE D'IVOIRE - 0.1%
395 Ivory Coast Government International Bond, Reg S 6.125% 6/15/33 350,167
270 EUR Ivory Coast Government International Bond, Reg S 6.875% 10/17/40 241,446
TOTAL COTE D'IVOIRE 591,613
CZECH REPUBLIC - 0.0%
4,300 CZK Czech Republic Government Bond 1.750% 6/23/32 154,783
TOTAL CZECH REPUBLIC 154,783

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
DOMINICAN REPUBLIC - 0.2%
$ 200 (d) Aeropuertos Dominicanos Siglo XXI SA , (WI/DD) 7.000% 6/30/34 $ 201,740
150 (d) Dominican Republic International Bond 7.050% 2/03/31 154,125
150 (d) Dominican Republic International Bond 4.875% 9/23/32 134,195
6,700 DOP (d) Dominican Republic International Bond 13.000% 6/10/34 132,069
125 Dominican Republic International Bond, Reg S 7.450% 4/30/44 130,954
TOTAL DOMINICAN REPUBLIC 753,083
ECUADOR - 0.1%
373 (d) Ecuador Government International Bond 1.000% 7/31/35 184,824
137 Ecuador Government International Bond, Reg S 3.500% 7/31/35 67,973
TOTAL ECUADOR 252,797
EGYPT - 0.2%
300 Egypt Government International Bond, Reg S 7.903% 2/21/48 210,354
200 (d) Egypt Government International Bond 7.600% 3/01/29 181,150
220 (d) Egypt Government International Bond 7.300% 9/30/33 173,718
225 (d) Egypt Government International Bond 8.500% 1/31/47 166,815
205 (d) Egypt Government International Bond 8.875% 5/29/50 155,780
TOTAL EGYPT 887,817
EL SALVADOR - 0.1%
150 (d) El Salvador Government International Bond 9.250% 4/17/30 133,232
190 (d) El Salvador Government International Bond 7.125% 1/20/50 121,194
135 El Salvador Government International Bond, Reg S 6.375% 1/18/27 119,964
150 (d) El Salvador Government International Bond 0.250% 4/17/30 4,650
TOTAL EL SALVADOR 379,040
FRANCE - 0.0%
10 TotalEnergies Capital International SA 2.986% 6/29/41 7,289
TOTAL FRANCE 7,289
GERMANY - 0.0%
15 Deutsche Bank AG/New York NY 6.819% 11/20/29 15,600
TOTAL GERMANY 15,600
GHANA - 0.1%
355 Ghana Government International Bond, Reg S 7.625% 5/16/29 179,719
250 (d) Ghana Government International Bond 8.750% 3/11/61 127,188
235 (d) Ghana Government International Bond 7.750% 4/07/29 119,263
200 (d) Kosmos Energy Ltd 7.500% 3/01/28 190,793
TOTAL GHANA 616,963
GUATEMALA - 0.1%
200 (d) CT Trust 5.125% 2/03/32 176,237
200 (d) Guatemala Government Bond 3.700% 10/07/33 163,096
180 (d) Millicom International Cellular SA 2029 2029 6.250% 3/25/29 173,300
TOTAL GUATEMALA 512,633
HONDURAS - 0.0%
175 (d) Honduras Government International Bond 5.625% 6/24/30 148,969
TOTAL HONDURAS 148,969
HUNGARY - 0.1%
29,000 HUF Hungary Government Bond 2.000% 5/23/29 63,581
200 (d) Hungary Government International Bond 5.250% 6/16/29 196,302
200 (d) Magyar Export-Import Bank Zrt 6.125% 12/04/27 200,579
TOTAL HUNGARY 460,462
INDIA - 0.2%
200 (d) Adani Ports & Special Economic Zone Ltd 3.100% 2/02/31 159,170
200 (d) Indian Railway Finance Corp Ltd 3.570% 1/21/32 178,084
200 (d) IRB Infrastructure Developers Ltd 7.110% 3/11/32 199,300

Principal
Amount (000) Description (a) Coupon Maturity Value
INDIA
$ 200 (d) JSW Steel Ltd 5.050% 4/05/32 $ 175,857
200 (d) Network i2i Ltd 3.975% 6/03/73 189,006
200
(d)
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500% 7/14/28 181,561
TOTAL INDIA 1,082,978
INDONESIA - 0.3%
200 (d) Indika Energy Tbk PT 8.750% 5/07/29 199,771
1,500,000 IDR Indonesia Treasury Bond 7.125% 6/15/38 91,484
850,000 IDR Indonesia Treasury Bond 7.000% 9/15/30 51,853
200 (d) Pertamina Persero PT 2.300% 2/09/31 165,970
200 (d) Perusahaan Penerbit SBSN Indonesia III 4.700% 6/06/32 192,579
335 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, Reg S
3.875% 7/17/29 310,344
200 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, Reg S
5.250% 5/15/47 176,667
TOTAL INDONESIA 1,188,668
IRAQ - 0.0%
200 (d) Iraq International Bond 5.800% 1/15/28 186,730
TOTAL IRAQ 186,730
IRELAND - 0.0%
55 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.100% 1/15/27 55,807
TOTAL IRELAND 55,807
ISRAEL - 0.2%
180 (d) Energean Israel Finance Ltd, Reg S 4.875% 3/30/26 169,650
200 (d) Israel Electric Corp Ltd, Reg S 4.250% 8/14/28 184,197
200 Israel Government International Bond 5.375% 3/12/29 196,202
127 (d) Leviathan Bond Ltd, Reg S 6.500% 6/30/27 118,723
75 (d) Leviathan Bond Ltd, Reg S 6.750% 6/30/30 66,863
32 (d) Leviathan Bond Ltd, Reg S 6.125% 6/30/25 30,975
175 EUR Teva Pharmaceutical Finance Netherlands II BV 4.375% 5/09/30 181,324
TOTAL ISRAEL 947,934
JAMAICA - 0.1%
215 Jamaica Government International Bond 7.875% 7/28/45 251,434
TOTAL JAMAICA 251,434
JORDAN - 0.0%
200 (d) Jordan Government International Bond 5.850% 7/07/30 178,793
TOTAL JORDAN 178,793
KAZAKHSTAN - 0.1%
200 (d) Development Bank of Kazakhstan JSC 5.500% 4/15/27 198,775
22,000 KZT Kazakhstan Government Bond - MEUKAM 7.130% 8/06/24 46,179
200 (d) KazMunayGas National Co JSC 3.500% 4/14/33 163,614
200 (d) Tengizchevroil Finance Co International Ltd 4.000% 8/15/26 191,309
TOTAL KAZAKHSTAN 599,877
KENYA - 0.1%
200 (d) Republic of Kenya Government International Bond 7.250% 2/28/28 181,482
200 (d) Republic of Kenya Government International Bond 6.300% 1/23/34 149,229
TOTAL KENYA 330,711
MACAU - 0.1%
200 (d) MGM China Holdings Ltd 7.125% 6/26/31 201,057
200 Sands China Ltd 5.125% 8/08/25 198,248
TOTAL MACAU 399,305

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
MALAYSIA - 0.1%
600 MYR Malaysia Government Bond 3.900% 11/30/26 $ 128,532
$ 215 (d) MISC Capital Two Labuan Ltd 3.750% 4/06/27 205,493
200 (d) Petronas Capital Ltd 3.500% 4/21/30 183,712
205 (d) Petronas Capital Ltd 3.404% 4/28/61 137,262
TOTAL MALAYSIA 654,999
MEXICO - 0.9%
200 (d) Banco Nacional de Comercio Exterior SNC/Cayman Islands 4.375% 10/14/25 197,329
200 (d) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720% 8/11/31 177,577
192 (d) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 200,971
200 (d) Braskem Idesa SAPI 6.990% 2/20/32 151,695
200 (d) Comision Federal de Electricidad 6.125% 6/16/45 183,657
200 (d) Electricidad Firme de Mexico Holdings SA de CV 4.900% 11/20/26 186,824
200 (d) Grupo Aeromexico SAB de CV 8.500% 3/17/27 200,135
2,350 MXN Mexican Bonos 7.500% 6/03/27 119,443
875 MXN Mexican Bonos 7.750% 5/29/31 42,621
3,600 MXN Mexican Bonos 8.500% 11/18/38 174,337
250 Mexico Government International Bond 6.400% 5/07/54 238,093
300 Mexico Government International Bond 4.400% 2/12/52 218,736
200 Mexico Government International Bond 4.280% 8/14/41 154,805
200 (d) Nemak SAB de CV 3.625% 6/28/31 154,752
140 Petroleos Mexicanos 6.375% 1/23/45 90,763
445 Petroleos Mexicanos 6.840% 1/23/30 391,742
412 Petroleos Mexicanos 6.750% 9/21/47 271,010
245 Petroleos Mexicanos 5.950% 1/28/31 197,437
100 EUR Petroleos Mexicanos, Reg S 3.625% 11/24/25 103,372
25 Petroleos Mexicanos 6.500% 1/23/29 22,577
TOTAL MEXICO 3,477,876
MONGOLIA - 0.1%
300 (d) Mongolia Government International Bond 5.125% 4/07/26 290,250
TOTAL MONGOLIA 290,250
MOROCCO - 0.1%
200 (d) Morocco Government International Bond 5.500% 12/11/42 176,175
200 (d) OCP SA 5.125% 6/23/51 150,253
TOTAL MOROCCO 326,428
NAMIBIA - 0.0%
200 (d) Namibia International Bonds 5.250% 10/29/25 196,484
TOTAL NAMIBIA 196,484
NETHERLANDS - 0.2%
185 Aegon Ltd 5.500% 4/11/48 177,961
200 VEON Holdings BV, Reg S 4.000% 4/09/25 189,400
375 (d) Ziggo Bond Co BV 6.000% 1/15/27 367,816
TOTAL NETHERLANDS 735,177
NIGERIA - 0.2%
400 (d) Nigeria Government International Bond 8.375% 3/24/29 374,988
200 (d) Nigeria Government International Bond 7.375% 9/28/33 163,281
200 Nigeria Government International Bond, Reg S 7.625% 11/28/47 144,921
TOTAL NIGERIA 683,190
OMAN - 0.1%
385 Oman Government International Bond, Reg S 5.625% 1/17/28 384,519
200 Oman Government International Bond, Reg S 6.750% 1/17/48 203,663
TOTAL OMAN 588,182

Principal
Amount (000) Description (a) Coupon Maturity Value
PAKISTAN - 0.0%
$ 260 (d) Pakistan Government International Bond 8.875% 4/08/51 $ 195,130
TOTAL PAKISTAN 195,130
PANAMA - 0.3%
200 (d) Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 146,782
200 (d) C&W Senior Finance Ltd 6.875% 9/15/27 191,894
200 (d) Empresa de Transmision Electrica SA 5.125% 5/02/49 144,361
190 Panama Bonos del Tesoro 3.362% 6/30/31 151,525
200 Panama Government International Bond 8.000% 3/01/38 210,607
155 Panama Government International Bond 6.700% 1/26/36 150,215
172 (d) UEP Penonome II SA 2020 1 6.500% 10/01/38 144,591
TOTAL PANAMA 1,139,975
PARAGUAY - 0.0%
200 (d) Paraguay Government International Bond 6.000% 2/09/36 200,765
TOTAL PARAGUAY 200,765
PERU - 0.2%
120 (d) Banco de Credito del Peru S.A 3.125% 7/01/30 115,455
65 (d) Banco de Credito del Peru S.A 3.250% 9/30/31 60,452
300 (d) Fondo MIVIVIENDA SA 4.625% 4/12/27 291,091
300 PEN Peru Government Bond 5.400% 8/12/34 68,588
200 Peruvian Government International Bond 3.000% 1/15/34 162,011
250 PEN (d) Peruvian Government International Bond 5.400% 8/12/34 57,157
TOTAL PERU 754,754
PHILIPPINES - 0.0%
200 Philippine Government International Bond 4.200% 3/29/47 166,750
TOTAL PHILIPPINES 166,750
POLAND - 0.1%
200 (d) Bank Gospodarstwa Krajowego 5.375% 5/22/33 197,970
525 PLN Republic of Poland Government Bond 2.750% 10/25/29 114,405
375 PLN Republic of Poland Government Bond 6.000% 10/25/33 95,429
370 PLN Republic of Poland Government Bond 0.250% 10/25/26 82,242
192 Republic of Poland Government International Bond 5.500% 4/04/53 188,199
TOTAL POLAND 678,245
QATAR - 0.1%
200 Qatar Government International Bond, Reg S 4.400% 4/16/50 175,000
310 (d) QatarEnergy 3.300% 7/12/51 217,000
200 QNB Finance Ltd, Reg S 2.625% 5/12/25 194,663
TOTAL QATAR 586,663
REPUBLIC OF SERBIA - 0.0%
200 (d) Serbia International Bond 6.500% 9/26/33 202,694
TOTAL REPUBLIC OF SERBIA 202,694
ROMANIA - 0.1%
550 RON Romania Government Bond 3.650% 9/24/31 97,147
200 RON Romania Government Bond 4.150% 1/26/28 40,113
185 EUR (d) Romanian Government International Bond 5.250% 5/30/32 192,776
102 (d) Romanian Government International Bond 5.875% 1/30/29 101,347
30 (d) Romanian Government International Bond 3.000% 2/27/27 27,899
TOTAL ROMANIA 459,282
RWANDA - 0.1%
300 (d) Rwanda International Government Bond 5.500% 8/09/31 240,462
TOTAL RWANDA 240,462

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
SAUDI ARABIA - 0.2%
$ 200 (d) EIG Pearl Holdings Sarl 4.387% 11/30/46 $ 158,036
200 Saudi Arabian Oil Co, Reg S 4.250% 4/16/39 174,000
385 Saudi Government International Bond, Reg S 3.750% 1/21/55 271,038
325 (d) Saudi Government International Bond 2.250% 2/02/33 259,449
TOTAL SAUDI ARABIA 862,523
SENEGAL - 0.1%
215 Senegal Government International Bond, Reg S 6.750% 3/13/48 155,307
200 (d) Senegal Government International Bond 6.750% 3/13/48 144,458
TOTAL SENEGAL 299,765
SINGAPORE - 0.0%
200 (d) MEDCO MAPLE TREE PTE LTD 8.960% 4/27/29 209,094
TOTAL SINGAPORE 209,094
SOUTH AFRICA - 0.5%
500 (d) Eskom Holdings SOC Ltd 8.450% 8/10/28 502,499
200 (d) Eskom Holdings SOC Ltd 6.350% 8/10/28 193,756
200 (d) MTN Mauritius Investments Ltd 6.500% 10/13/26 198,804
4,000 ZAR Republic of South Africa Government Bond 8.875% 2/28/35 185,162
3,075 ZAR Republic of South Africa Government Bond 7.000% 2/28/31 141,634
225 Republic of South Africa Government International Bond 5.875% 4/20/32 208,710
200 Republic of South Africa Government International Bond 5.650% 9/27/47 151,000
200 Republic of South Africa Government International Bond 5.375% 7/24/44 150,832
200 (d) Sasol Financing USA LLC 8.750% 5/03/29 203,039
250 (d) Transnet SOC Ltd 8.250% 2/06/28 248,608
TOTAL SOUTH AFRICA 2,184,044
SRI LANKA - 0.1%
415 Sri Lanka Government International Bond, Reg S 6.850% 11/03/25 243,907
TOTAL SRI LANKA 243,907
SUPRANATIONAL - 0.1%
5,000 INR Asian Development Bank 6.150% 2/25/30 57,687
200 (d) Banque Ouest Africaine de Developpement 4.700% 10/22/31 174,692
12,500 INR European Bank for Reconstruction & Development 6.300% 10/26/27 146,411
TOTAL SUPRANATIONAL 378,790
SWITZERLAND - 0.1%
30 Credit Suisse AG/New York NY 5.000% 7/09/27 29,753
1,645 Credit Suisse Group AG 7.250% 3/12/72 180,950
1,000 Credit Suisse Group AG 0.000% 1/17/72 110,000
735 Credit Suisse Group AG 7.500% 1/17/72 80,850
575 Credit Suisse Group AG 7.500% 6/11/72 63,250
300 Credit Suisse Group AG 6.380% 2/21/72 33,000
TOTAL SWITZERLAND 497,803
THAILAND - 0.1%
200 (d) Bangkok Bank PCL , (WI/DD) 5.650% 7/05/34 200,299
200 (d) Bangkok Bank PCL/Hong Kong 3.466% 9/23/36 166,352
6,150 THB Thailand Government Bond 2.875% 12/17/28 170,542
TOTAL THAILAND 537,193
TURKEY - 0.3%
200 (d) Akbank TAS 7.498% 1/20/30 198,550
200 (d) Ford Otomotiv Sanayi AS 7.125% 4/25/29 201,820
4,400 TRY Turkiye Government Bond 12.600% 10/01/25 101,394
250 Turkiye Government International Bond 7.625% 5/15/34 251,563
200 EUR Turkiye Government International Bond 5.875% 5/21/30 214,395
250 Turkiye Government International Bond 6.000% 1/14/41 207,500

Principal
Amount (000) Description (a) Coupon Maturity Value
TURKEY
$ 200 (d) Turkiye Ihracat Kredi Bankasi AS 7.500% 2/06/28 $ 200,080
TOTAL TURKEY 1,375,302
UGANDA - 0.0%
669,000 UGX Republic of Uganda Government Bonds 14.250% 8/23/29 172,631
TOTAL UGANDA 172,631
UKRAINE - 0.1%
425 (d) Ukraine Government International Bond 6.876% 5/21/31 121,125
360 (d) Ukraine Government International Bond 7.253% 3/15/35 102,420
115 Ukraine Government International Bond, Reg S 7.750% 9/01/24 36,398
100 Ukraine Government International Bond, Reg S 7.750% 9/01/28 30,300
TOTAL UKRAINE 290,243
UNITED ARAB EMIRATES - 0.3%
400 Emirate of Dubai Government International Bonds, Reg S 3.900% 9/09/50 294,167
435 (d) Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/36 353,438
220 (d) Galaxy Pipeline Assets Bidco Ltd 2022 2022 2.940% 9/30/40 175,637
240 (d) MDGH GMTN RSC Ltd 4.375% 11/22/33 226,341
190 (d) Sweihan PV Power Co PJSC 2022 1 3.625% 1/31/49 152,058
TOTAL UNITED ARAB EMIRATES 1,201,641
UNITED KINGDOM - 0.2%
20 Barclays PLC 6.490% 9/13/29 20,704
30 BAT Capital Corp 6.343% 8/02/30 31,276
40 HSBC Holdings PLC 4.583% 6/19/29 38,667
300 (d) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 305,657
200 (d) Standard Chartered PLC 5.905% 5/14/35 198,238
190 Vodafone Group PLC 4.125% 6/04/81 161,813
TOTAL UNITED KINGDOM 756,355
URUGUAY - 0.0%
6,200 UYU Uruguay Government International Bond 8.250% 5/21/31 146,571
TOTAL URUGUAY 146,571
UZBEKISTAN - 0.0%
200 (d) Republic of Uzbekistan International Bond 7.850% 10/12/28 206,322
TOTAL UZBEKISTAN 206,322
ZAMBIA - 0.1%
239 (d) Zambia Government International Bond 5.750% 6/30/33 208,958
197 (d) Zambia Government International Bond 0.500% 12/31/53 96,120
TOTAL ZAMBIA 305,078
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(cost $49,694,216) 40,699,655
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.1% (5.0% of Total Investments) X 32,163,622
$ 2,090 (g),(m) United States Treasury Inflation Indexed
Bonds
1.250% 4/15/28 $ 2,018,894
286 (m) United States Treasury Inflation Indexed
Bonds
3.875% 4/15/29 308,962
360 (g),(m) United States Treasury Inflation Indexed
Bonds
1.625% 10/15/27 353,960
353 (g),(m) United States Treasury Inflation Indexed
Bonds
3.375% 4/15/32 385,620
486 (g),(m) United States Treasury Inflation Indexed
Bonds
1.750% 1/15/28 478,572
553 (g),(m) United States Treasury Inflation Indexed
Bonds
2.000% 1/15/26 546,021

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 557 (g),(m) United States Treasury Inflation Indexed
Bonds
2.125% 4/15/29 $ 558,112
577 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 4/15/25 560,810
818 (g),(m) United States Treasury Inflation Indexed
Bonds
0.750% 7/15/28 777,353
919 (g),(m) United States Treasury Inflation Indexed
Bonds
0.250% 7/15/29 844,054
956 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 4/15/26 913,576
872 (g),(m) United States Treasury Inflation Indexed
Bonds
3.625% 4/15/28 916,600
1,052 (g),(m) United States Treasury Inflation Indexed
Bonds
1.125% 1/15/33 973,720
1,020 (g),(m) United States Treasury Inflation Indexed
Bonds
1.750% 1/15/34 989,549
906 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 10/15/25 876,258
1,058 (g),(m) United States Treasury Inflation Indexed
Bonds
0.375% 7/15/25 1,031,046
1,956 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 7/15/30 1,750,471
1,683 (g),(m) United States Treasury Inflation Indexed
Bonds
1.375% 7/15/33 1,588,747
1,170 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 7/15/31 1,027,107
1,525 (g),(m) United States Treasury Inflation Indexed
Bonds
0.500% 1/15/28 1,437,116
1,523 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 1/15/30 1,370,811
1,434 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 10/15/26 1,364,999
15 (m) United States Treasury Inflation Indexed
Bonds
2.375% 10/15/28 15,554
1,388 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 4/15/27 1,305,875
1,280 (g),(m) United States Treasury Inflation Indexed
Bonds
0.625% 1/15/26 1,238,128
1,298 (g),(m) United States Treasury Inflation Indexed
Bonds
0.375% 1/15/27 1,233,618
1,204 (g),(m) United States Treasury Inflation Indexed
Bonds
0.125% 1/15/31 1,063,005
1,428 (g),(m) United States Treasury Inflation Indexed
Bonds
0.875% 1/15/29 1,352,625
1,696 (g),(m) United States Treasury Inflation Indexed
Bonds - When Issued
0.125% 1/15/32 1,468,616
1,079 (g),(m) United States Treasury Inflation Indexed
Bonds - When Issued
0.625% 7/15/32 967,474
106 United States Treasury Note/Bond 4.000% 2/15/34 103,080
200 United States Treasury Note/Bond 4.375% 11/15/39 197,742
200 United States Treasury Note/Bond 4.750% 7/31/25 199,289
213 United States Treasury Note/Bond 3.875% 8/15/33 204,624
314 United States Treasury Note/Bond 4.125% 7/31/28 310,181
446 (g) United States Treasury Note/Bond 2.875% 5/15/49 329,226
449 United States Treasury Note/Bond 3.875% 5/15/43 405,478
50 United States Treasury Note/Bond 4.625% 5/31/31 50,813
235 United States Treasury Note/Bond 4.875% 10/31/30 241,637
475 (g) United States Treasury Note/Bond 3.625% 5/15/53 404,299
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(cost $32,129,877) 32,163,622

Principal
Amount (000) Description (a),(n) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 5.5% (3.8% of Total Investments) X 24,933,563
BANKS - 4.6%
$ 600 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (l) $ 595,688
200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (l) 212,863
640 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (l) 588,817
200 (d) Banco de Credito e Inversiones SA 8.750% N/A (l) 209,520
500 (d) Banco Mercantil del Norte SA/Grand Cayman 7.625% N/A (l) 492,174
800 Banco Santander SA 4.750% N/A (l) 715,042
400 Banco Santander SA 9.625% N/A (l) 443,402
200 (d) Bank Hapoalim BM, Reg S 3.255% 1/21/32 179,570
1,175 Barclays PLC 9.625% N/A (l) 1,273,808
300 Barclays PLC 8.000% N/A (l) 304,602
430 Barclays PLC 6.125% N/A (l) 421,397
200 (d) BBVA Bancomer SA/Texas 8.450% 6/29/38 206,135
410 (d) BNP Paribas SA 8.500% N/A (l) 419,929
484 (d) BNP Paribas SA 9.250% N/A (l) 513,203
161 (d) BNP Paribas SA 7.375% N/A (l) 160,598
565 (d) BNP Paribas SA 7.750% N/A (l) 569,811
625 (d) BNP Paribas SA 7.000% N/A (l) 615,625
625 (d) BNP Paribas SA 8.000% N/A (l) 627,330
515 (d) Credit Agricole SA 8.125% N/A (l) 522,571
715 HSBC Holdings PLC 8.000% N/A (l) 750,929
1,260 HSBC Holdings PLC 6.375% N/A (l) 1,256,222
910 HSBC Holdings PLC 6.000% N/A (l) 878,695
200 HSBC Holdings PLC 6.500% N/A (l) 196,892
400 ING Groep NV, Reg S 7.500% N/A (l) 399,500
380 ING Groep NV 6.500% N/A (l) 375,830
845 ING Groep NV 5.750% N/A (l) 812,286
620 (d) Intesa Sanpaolo SpA 7.700% N/A (l) 618,402
771 Lloyds Banking Group PLC 8.000% N/A (l) 788,119
630 Lloyds Banking Group PLC 7.500% N/A (l) 629,772
500 (d) Macquarie Bank Ltd/London 6.125% N/A (l) 491,966
680 NatWest Group PLC 8.000% N/A (l) 684,491
770 NatWest Group PLC 6.000% N/A (l) 753,242
200 NatWest Group PLC 8.125% N/A (l) 202,069
205 (d) Societe Generale SA 8.500% N/A (l) 194,189
1,301 (d) Societe Generale SA 10.000% N/A (l) 1,349,779
725 (d) Societe Generale SA 9.375% N/A (l) 733,051
45 (d) Societe Generale SA 8.000% N/A (l) 44,948
600 (d) Standard Chartered PLC 7.750% N/A (l) 605,821
TOTAL BANKS 20,838,288
FINANCIAL SERVICES - 0.9%
800 Deutsche Bank AG 6.000% N/A (l) 757,233
200 Deutsche Bank AG 7.500% N/A (l) 196,819
200 Deutsche Bank AG, Reg S 4.789% N/A (l) 189,750
1,165 UBS Group AG, Reg S 6.875% N/A (l) 1,156,210
630 UBS Group AG, Reg S 7.000% N/A (l) 629,216
410 (d) UBS Group AG 9.250% N/A (l) 459,156
420 (d) UBS Group AG 9.250% N/A (l) 451,879
250 (d) UBS Group AG 7.750% N/A (l) 255,012
TOTAL FINANCIAL SERVICES 4,095,275
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $25,157,537) 24,933,563

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 2.8% (1.9% of Total Investments) X 12,620,642
AUTOMOBILES & COMPONENTS - 0.0%
$ 15 Ford Motor Co 6.100% 8/19/32 $ 14,979
20 General Motors Financial Co Inc 2.750% 6/20/25 19,440
40 General Motors Financial Co Inc 5.850% 4/06/30 40,489
TOTAL AUTOMOBILES & COMPONENTS 74,908
BANKS - 0.1%
85 Bank of America Corp 5.819% 9/15/29 86,779
70 Bank of America Corp 5.468% 1/23/35 69,929
45 Citibank NA 5.570% 4/30/34 45,716
110 JPMorgan Chase & Co 5.766% 4/22/35 112,861
40 JPMorgan Chase & Co 4.851% 7/25/28 39,590
35 Morgan Stanley Bank NA 4.952% 1/14/28 34,736
35 Wells Fargo & Co 5.574% 7/25/29 35,318
TOTAL BANKS 424,929
CAPITAL GOODS - 0.1%
30 Boeing Co/The 5.805% 5/01/50 27,036
15 Boeing Co/The 3.250% 2/01/28 13,737
15 Honeywell International Inc 5.250% 3/01/54 14,555
15 L3Harris Technologies Inc 5.400% 7/31/33 14,953
5 Lockheed Martin Corp 5.200% 2/15/64 4,727
25 RTX Corp 2.250% 7/01/30 21,351
30 Trane Technologies Financing Ltd 3.550% 11/01/24 29,800
375 (d) TransDigm Inc 6.875% 12/15/30 382,819
TOTAL CAPITAL GOODS 508,978
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
75 (d) Boost Newco Borrower LLC 7.500% 1/15/31 78,199
625 (d) GFL Environmental Inc 5.125% 12/15/26 618,963
973 (d) Prime Security Services Borrower LLC / Prime Finance Inc 5.750% 4/15/26 965,608
325 (d) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 320,262
200 (d) Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/27 185,054
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,168,086
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
10 Home Depot Inc/The 4.950% 6/25/34 9,896
15 Lowe's Cos Inc 4.250% 4/01/52 11,789
20 O'Reilly Automotive Inc 4.200% 4/01/30 19,035
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 40,720
CONSUMER SERVICES - 0.1%
250 (d) Life Time Inc 5.750% 1/15/26 248,898
TOTAL CONSUMER SERVICES 248,898
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
200 (d) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.875% 2/15/28 197,678
5 Sysco Corp 6.600% 4/01/50 5,565
15 Walmart Inc 2.500% 9/22/41 10,390
10 Walmart Inc 4.500% 4/15/53 8,851
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 222,484
ENERGY - 0.2%
300 (d) Citgo Petroleum Corp 7.000% 6/15/25 299,918
20 Diamondback Energy Inc 3.250% 12/01/26 19,112
5 Diamondback Energy Inc 4.400% 3/24/51 3,994
25 Energy Transfer LP 5.950% 5/15/54 24,344

Principal
Amount (000)   Description (a) Coupon Maturity Value
ENERGY (continued)
$ 15 Energy Transfer LP 5.550% 5/15/34 $ 14,845
30 Enterprise Products Operating LLC 4.200% 1/31/50 24,056
100 (d) EQM Midstream Partners LP 6.500% 7/01/27 101,074
100 (d) Hilcorp Energy I LP / Hilcorp Finance Co 6.250% 4/15/32 96,168
10 Marathon Oil Corp 5.300% 4/01/29 10,041
15 Marathon Petroleum Corp 6.500% 3/01/41 15,611
250 Matador Resources Co 5.875% 9/15/26 249,607
50 MPLX LP 4.875% 6/01/25 49,558
15 MPLX LP 2.650% 8/15/30 12,926
15 MPLX LP 4.700% 4/15/48 12,338
5 ONEOK Inc 4.500% 3/15/50 3,955
20 Phillips 66 Co 5.300% 6/30/33 19,763
TOTAL ENERGY 957,310
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
70 American Tower Corp 2.750% 1/15/27 65,674
20 Brixmor Operating Partnership LP 3.850% 2/01/25 19,782
20 Brixmor Operating Partnership LP 2.250% 4/01/28 17,845
15 COPT Defense Properties LP 2.750% 4/15/31 12,402
15 Essential Properties LP 2.950% 7/15/31 12,340
20 Essex Portfolio LP 2.650% 3/15/32 16,551
15 Federal Realty OP LP 1.250% 2/15/26 13,999
30 Kite Realty Group Trust 4.750% 9/15/30 28,655
25 Regency Centers LP 2.950% 9/15/29 22,442
250 (d) RLJ Lodging Trust LP 3.750% 7/01/26 237,655
45 SITE Centers Corp 3.625% 2/01/25 44,403
20 SITE Centers Corp 4.250% 2/01/26 19,779
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 511,527
FINANCIAL SERVICES - 0.0%
30 Goldman Sachs Group Inc/The 5.851% 4/25/35 30,730
30 Morgan Stanley 5.831% 4/19/35 30,752
35 Morgan Stanley 5.656% 4/18/30 35,593
TOTAL FINANCIAL SERVICES 97,075
FOOD, BEVERAGE & TOBACCO - 0.0%
65 Constellation Brands Inc 2.875% 5/01/30 57,364
10 Philip Morris International Inc 5.250% 2/13/34 9,811
TOTAL FOOD, BEVERAGE & TOBACCO 67,175
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
625 (d) CHS/Community Health Systems Inc 8.000% 12/15/27 619,744
20 CVS Health Corp 5.050% 3/25/48 17,232
10 Elevance Health Inc 4.625% 5/15/42 8,803
30 HCA Inc 3.500% 9/01/30 27,061
20 Humana Inc 4.875% 4/01/30 19,623
200 (d) Select Medical Corp 6.250% 8/15/26 200,987
256 (d) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 13.500% 6/30/28 283,744
625 Tenet Healthcare Corp 4.625% 6/15/28 594,374
250 Tenet Healthcare Corp 6.125% 10/01/28 248,750
15 UnitedHealth Group Inc 5.050% 4/15/53 13,894
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,034,212
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
15 Haleon US Capital LLC 3.625% 3/24/32 13,437
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 13,437

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Principal
Amount (000)   Description (a) Coupon Maturity Value
INSURANCE - 0.4%
$ 475 (d) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
4.250% 10/15/27 $ 444,758
907 Assurant Inc 7.000% 3/27/48 910,607
20 Berkshire Hathaway Finance Corp 2.850% 10/15/50 12,860
35 Hartford Financial Services Group Inc/The 2.800% 8/19/29 31,080
375 (d) HUB International Ltd 7.250% 6/15/30 384,424
15 (d) Principal Life Global Funding II 0.875% 1/12/26 14,016
TOTAL INSURANCE 1,797,745
MATERIALS - 0.1%
15 Amcor Flexibles North America Inc 4.000% 5/17/25 14,782
15 Amcor Group Finance PLC 5.450% 5/23/29 15,049
250 (d) Arsenal AIC Parent LLC 8.000% 10/01/30 262,349
75 Ball Corp 6.000% 6/15/29 75,403
25 Berry Global Inc 1.570% 1/15/26 23,488
TOTAL MATERIALS 391,071
MEDIA & ENTERTAINMENT - 0.1%
200 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 161,084
35 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 23,285
20 Comcast Corp 1.500% 2/15/31 16,063
25 Comcast Corp 2.800% 1/15/51 15,444
10 Comcast Corp 5.350% 5/15/53 9,586
69 (d) McGraw-Hill Education Inc 5.750% 8/01/28 66,536
250 (d) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000% 8/15/27 242,005
20 Warnermedia Holdings Inc 5.050% 3/15/42 16,268
TOTAL MEDIA & ENTERTAINMENT 550,271
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
10 AbbVie Inc 5.050% 3/15/34 9,971
10 AbbVie Inc 5.400% 3/15/54 9,888
35 Amgen Inc 5.650% 3/02/53 34,469
15 Amgen Inc 5.250% 3/02/33 14,956
10 Amgen Inc 5.250% 3/02/25 9,980
250 (d) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 224,564
35 Pfizer Investment Enterprises Pte Ltd 5.300% 5/19/53 33,758
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 337,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
35 (d) Broadcom Inc 4.926% 5/15/37 32,918
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 32,918
SOFTWARE & SERVICES - 0.0%
15 Oracle Corp 4.900% 2/06/33 14,550
15 Oracle Corp 5.550% 2/06/53 14,192
25 Roper Technologies Inc 2.000% 6/30/30 20,886
TOTAL SOFTWARE & SERVICES 49,628
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
35 Apple Inc 2.450% 8/04/26 33,248
10 Apple Inc 2.650% 5/11/50 6,382
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 39,630
TELECOMMUNICATION SERVICES - 0.2%
40 AT&T Inc 3.800% 12/01/57 27,945
30 AT&T Inc 3.500% 9/15/53 20,365
25 AT&T Inc 3.650% 6/01/51 17,658
375 (d) Frontier Communications Holdings LLC 5.875% 10/15/27 366,116

Principal
Amount (000)   Description (a) Coupon Maturity Value
TELECOMMUNICATION SERVICES (continued)
$ 375 (d) Level 3 Financing Inc 10.500% 5/15/30 $ 371,405
80 (d) Level 3 Financing Inc 10.500% 4/15/29 79,800
50 T-Mobile USA Inc 2.250% 11/15/31 40,865
15 T-Mobile USA Inc 5.150% 4/15/34 14,743
80 Verizon Communications Inc 1.750% 1/20/31 64,742
TOTAL TELECOMMUNICATION SERVICES 1,003,639
TRANSPORTATION - 0.1%
250 (d) United Airlines Inc 4.375% 4/15/26 241,502
TOTAL TRANSPORTATION 241,502
UTILITIES - 0.2%
40 AEP Transmission Co LLC 5.400% 3/15/53 38,233
30 Ameren Illinois Co 4.950% 6/01/33 29,282
10 Atmos Energy Corp 6.200% 11/15/53 10,765
10 Consolidated Edison Co of New York Inc 5.700% 5/15/54 9,976
20 DTE Electric Co 5.200% 3/01/34 19,936
30 Duke Energy Carolinas LLC 4.250% 12/15/41 25,072
25 Duke Energy Carolinas LLC 5.350% 1/15/53 23,746
35 Florida Power & Light Co 4.800% 5/15/33 34,030
15 Florida Power & Light Co 5.050% 4/01/28 15,055
55 Georgia Power Co 2.650% 9/15/29 49,041
15 Interstate Power and Light Co 3.100% 11/30/51 9,491
484 PG&E Corp 5.000% 7/01/28 465,676
50 PG&E Corp 5.250% 7/01/30 47,751
25 Public Service Co of Colorado 1.875% 6/15/31 20,003
15 Public Service Co of Colorado 2.700% 1/15/51 8,856
TOTAL UTILITIES 806,913
TOTAL CORPORATE BONDS
(cost $12,930,448) 12,620,642
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 2.5% (1.7% of Total Investments) X 11,125,823
AUTOMOBILES & COMPONENTS - 0.0%
2,594 Dr Ing hc F Porsche AG 0.000% $ 192,977
TOTAL AUTOMOBILES & COMPONENTS 192,977
BANKS - 0.6%
4,750 (d) Farm Credit Bank of Texas 9.603% 474,519
15,622 Fifth Third Bancorp 9.302% 396,174
142,800 Itau Unibanco Holding SA 0.000% 827,919
27,025 KeyCorp 6.200% 595,631
8,825 KeyCorp 6.125% 202,181
12,231 Regions Financial Corp 6.375% 305,163
4,900 Wintrust Financial Corp 6.875% 122,304
TOTAL BANKS 2,923,891
CAPITAL GOODS - 0.1%
9,427 Air Lease Corp 9.241% 237,937
6,800 WESCO International Inc 10.625% 176,324
TOTAL CAPITAL GOODS 414,261
ENERGY - 0.1%
541,133 Raizen SA 0.000% 285,566
TOTAL ENERGY 285,566

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
Shares   Description (a) Coupon Value
FINANCIAL SERVICES - 0.4%
11,100 Equitable Holdings Inc 5.250% $ 241,425
25,000 Morgan Stanley 6.875% 627,250
6,900 Morgan Stanley 6.500% 180,090
4,206 Morgan Stanley 7.125% 106,033
8,848 Synchrony Financial 5.625% 161,122
17,343 Voya Financial Inc 5.350% 421,088
TOTAL FINANCIAL SERVICES 1,737,008
FOOD, BEVERAGE & TOBACCO - 0.3%
34,746 CHS Inc 7.100% 894,710
17,393 CHS Inc 6.750% 436,390
TOTAL FOOD, BEVERAGE & TOBACCO 1,331,100
INSURANCE - 1.0%
24,200 American National Group Inc 6.625% 607,419
22,866 American National Group Inc 5.950% 554,958
21,148 Aspen Insurance Holdings Ltd 9.624% 556,615
15,200 Aspen Insurance Holdings Ltd 5.625% 305,064
9,600 Assurant Inc 5.250% 200,832
19,836 Athene Holding Ltd 6.350% 478,444
16,890 Athene Holding Ltd 6.375% 424,784
10,532 Enstar Group Ltd 7.000% 263,827
14,737 Reinsurance Group of America Inc 5.750% 370,636
9,609 Reinsurance Group of America Inc 7.125% 250,987
8,200 Selective Insurance Group Inc 4.600% 148,830
TOTAL INSURANCE 4,162,396
TELECOMMUNICATION SERVICES - 0.0%
3,900 AT&T Inc 4.750% 78,624
TOTAL TELECOMMUNICATION SERVICES 78,624
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $11,874,432) 11,125,823
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 0.2% (0.2% of Total Investments) X 1,065,007
$ 250 (d) Hertz Vehicle Financing III LLC, 2023 3A 5.940% 2/25/28 $ 251,112
250 (d),(e) Industrial DPR Funding Ltd, 2022 1A 5.380% 4/15/34 213,828
191 (d) MVW 2020-1 LLC, 2020 1A 1.740% 10/20/37 179,588
300 (d) OneMain Financial Issuance Trust 2022-2, 2022 2A 4.890% 10/14/34 297,659
125 (d) PenFed Auto Receivables Owner Trust 2022-A, 2022 A 4.600% 12/15/28 122,820
TOTAL ASSET-BACKED SECURITIES
(cost $1,090,897) 1,065,007
Shares Description (a) Value
X –
WARRANTS - 0.1% (0.0% of Total Investments) X 302,157
MEDIA & ENTERTAINMENT - 0.1%
17,839 (b) Cineworld Group PLC $ 302,157
TOTAL MEDIA & ENTERTAINMENT 302,157
TOTAL WARRANTS
(cost $286,067) 302,157

A
Investments in Derivatives
Shares Description (a) Value
X–
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) X 184,336
45,510 3i Infrastructure PLC $ 184,33 5
TOTAL INVESTMENT COMPANIES
(cost $179,732) 184,33 5
TOTAL LONG-TERM INVESTMENTS
(cost $589,345,619) 632,875,91 1
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.5% (2.4% of Total Investments)
X –
REPURCHASE AGREEMENTS - 3.5% (2.4% of Total Investments) X 15,736,097
$ 15,736 (o) Fixed Income Clearing Corporation 1.600% 7/01/24 $ 15,736,097
TOTAL REPURCHASE AGREEMENTS
(cost $15,736,097) 15,736,097
TOTAL SHORT-TERM INVESTMENTS
(cost $15,736,097) 15,736,097
TOTAL INVESTMENTS (cost $605,081 , 716 ) - 143.3% 648,612,00 8
BORROWINGS - (24.8)% (p),(q) (112,116,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (15.1)%(r) (68,123,222)
OTHER ASSETS & LIABILITIES, NET -   (3.4)% (15,734,538)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 452,638,248
Options Written
Type Description(s)
Number of
Contracts
Notional
Amount (t)
Exercise
Price Expiration Date Value
Call Russell 2000 Index (6) $ (1,260,000) $ 2,100 7/19/24 $ (8,520)
Call S&P 500 Index (20) (10,800,000) 5,400 7/19/24 (223,500)
Call S&P 500 Index (5) (2,725,000) 5,450 7/31/24 (31,175)
Call S&P 500 Index (10) (5,600,000) 5,600 7/31/24 (23,600)
Call S&P 500 Index (10) (5,700,000) 5,700 7/31/24 (6,100)
Call S&P 500 Index (10) (5,700,000) 5,700 8/16/24 (16,000)
Total Options Written (premiums received $158,004) (61) $(31,785,000) $(308,895)
Forward Foreign Currency Contracts
Currency Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
U.S. Dollar 1,216,974 Euro 1,310,668
Morgan Stanley Capital Services
LLC 7/16/24 $ 6,498
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $71,114,433 or 11.0% of Total Investments.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $77,868,130 have been pledged as collateral for reverse repurchase agreements.

Nuveen Multi-Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NMAI
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Principal Amount (000) rounds to less than $1,000.
(k) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(l) Perpetual security. Maturity date is not applicable.
(m) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(n) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(o) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $15,736,097 on 7/1/24, collateralized by
Government Agency Securities, with coupon rates 0.750%–4.250% and maturity dates 12/31/25–8/31/26, valued at $16,050,961.
(p) Borrowings as a percentage of Total Investments is 17.3%.
(q) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $192,971,883 have been pledged as collateral for borrowings.
(r) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.5%.
(s) Exchange-traded, unless otherwise noted.
(t) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
BRL Brazilian Real
COP Colombian Peso
CME Chicago Mercantile Exchange
CZK Czech Koruna
DD1 Portion of investment purchased on a delayed delivery basis.
DOP Dominican Peso
ETF Exchange-Traded Fund
EUR Euro
GDR Global Depositary Receipt
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
LIBOR London Inter-Bank Offered Rate
MSCI Morgan Stanley Capital International
MXN Mexican Peso
MYR Malaysian Ringgit
N/A Not Applicable.
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
RON Romanian Leu
S&P Standard & Poor's
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
THB Thai Baht

Principal denominated in U.S. Dollars, unless otherwise noted.
TRY Turkish Lira
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
WI/DD When-issued or delayed delivery security.
ZAR South African Rand
See Notes to Financial Statements

Nuveen Real Asset Income and Growth Fund
Portfolio of Investments June 30, 2024
(Unaudited)
JRI
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 139.0%  (98.0% of Total Investments)
X –
CORPORATE BONDS - 37 .1% ( 26 .1 % of Total Investments) X 133,505,790
CAPITAL GOODS - 1.0%
$ 1,600 (b) Advanced Drainage Systems Inc 6.375% 6/15/30 $ 1,605,784
1,080 (b) Chart Industries Inc 7.500% 1/01/30 1,116,036
930 (b) Trinity Industries Inc 7.750% 7/15/28 962,740
TOTAL CAPITAL GOODS 3,684,560
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
420 (b) GFL Environmental Inc 6.750% 1/15/31 428,477
1,125 (b) Wrangler Holdco Corp 6.625% 4/01/32 1,120,031
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,548,508
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
705 (b) LCM Investments Holdings II LLC 4.875% 5/01/29 658,985
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 658,985
CONSUMER SERVICES - 1.7%
300 EUR Accor SA, Reg S 7.250% 4/11/73 (c) 348,434
520 Choice Hotels International Inc 0.000% 8/01/34 512,516
1,500 (b) Churchill Downs Inc 5.750% 4/01/30 1,457,002
645 (b) Hilton Domestic Operating Co Inc 5.875% 4/01/29 645,875
760 (b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625% 1/15/32 763,559
810 Piedmont Operating Partnership LP 9.250% 7/20/28 864,161
690 (b) Scientific Games International Inc 7.500% 9/01/31 712,922
695 (b) Six Flags Entertainment Corp 0.000% 4/30/32 706,284
TOTAL CONSUMER SERVICES 6,010,753
ENERGY - 8.6%
935 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.250% 4/01/28 926,008
120 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250% 7/15/32 123,378
1,240 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000% 7/15/29 1,262,804
2,250 (b) Buckeye Partners LP 6.875% 7/01/29 2,258,404
1,615 Cheniere Energy Partners LP 4.500% 10/01/29 1,538,517
510 (b) CNX Midstream Partners LP 4.750% 4/15/30 459,593
700 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500% 6/15/31 663,548
300 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500% 12/15/33 311,189
765 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/29 787,230
825 Energy Transfer LP 5.550% 5/15/34 816,487
1,695 (b) EQM Midstream Partners LP 6.375% 4/01/29 1,712,131
450 EQM Midstream Partners LP 5.500% 7/15/28 443,135
205 (b) EQM Midstream Partners LP 7.500% 6/01/27 209,348
515 CAD Gibson Energy Inc 5.250% 12/22/80 345,015
1,000 (b) Global Partners LP / GLP Finance Corp 8.250% 1/15/32 1,027,832
750 (b) Harvest Midstream I LP 7.500% 5/15/32 761,510
1,110 CAD Keyera Corp 5.950% 3/10/81 765,531
670 CAD Keyera Corp 6.875% 6/13/79 489,014
560 (b) Kinetik Holdings LP 5.875% 6/15/30 551,830
1,000 (b) Kodiak Gas Services LLC 7.250% 2/15/29 1,025,076
2,745 MPLX LP 5.000% 3/01/33 2,622,539
915 (b) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 936,709
1,784 CAD Pembina Pipeline Corp 4.800% 1/25/81 1,167,043
731 (d) Plains All American Pipeline LP (TSFR3M reference rate +
4.372% spread)
9.694% 11/15/72 (c) 727,790
780 (b) Sunoco LP 7.000% 5/01/29 799,409
785 Targa Resources Corp 6.150% 3/01/29 810,285

Principal
Amount (000)   Description (a) Coupon Maturity Value
ENERGY (continued)
$ 1,185 Targa Resources Corp 6.125% 3/15/33 $ 1,216,978
195 CAD Transcanada Trust 4.200% 3/04/81 124,188
630 (b) Transocean Inc 8.750% 2/15/30 661,423
720 (b) USA Compression Partners LP / USA Compression Finance
Corp
7.125% 3/15/29 725,478
2,000 (b) Venture Global Calcasieu Pass LLC 6.250% 1/15/30 2,029,792
1,390 (b) Venture Global LNG Inc 9.500% 2/01/29 1,522,184
1,045 Williams Cos Inc/The 4.900% 3/15/29 1,030,807
TOTAL ENERGY 30,852,205
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.7%
1,880 Agree LP 4.800% 10/01/32 1,762,929
1,000 Alexandria Real Estate Equities Inc 5.250% 5/15/36 962,211
1,375 American Homes 4 Rent LP 5.500% 2/01/34 1,352,060
2,050 American Tower Corp 5.500% 3/15/28 2,062,099
945 AvalonBay Communities Inc 5.000% 2/15/33 921,527
565 (b) CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/28 519,206
830 CubeSmart LP 4.375% 2/15/29 795,758
1,775 Essex Portfolio LP 5.500% 4/01/34 1,759,055
1,810 Extra Space Storage LP 5.700% 4/01/28 1,830,242
1,715 Federal Realty OP LP 5.375% 5/01/28 1,716,875
785 GLP Capital LP / GLP Financing II Inc 6.750% 12/01/33 824,777
1,405 (b) Goodman US Finance Five LLC 4.625% 5/04/32 1,300,545
530 (b) Iron Mountain Inc 7.000% 2/15/29 539,323
1,250 Iron Mountain Inc, Reg S 4.875% 9/15/27 1,212,115
450 Kilroy Realty LP 6.250% 1/15/36 427,062
1,300 Kimco Realty OP LLC 4.600% 2/01/33 1,219,218
893 Kite Realty Group LP 4.000% 10/01/26 863,848
1,120 Kite Realty Group LP 5.500% 3/01/34 1,095,004
915 Mid-America Apartments LP 5.300% 2/15/32 910,979
444 MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 366,703
1,955 Prologis LP 5.000% 3/15/34 1,912,092
660 (b) Scentre Group Trust 2 5.125% 9/24/80 612,235
1,240 SITE Centers Corp 4.700% 6/01/27 1,230,553
1,570 Welltower OP LLC 3.850% 6/15/32 1,414,166
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 27,610,582
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
1,470 (b) Prologis Targeted US Logistics Fund LP 5.500% 4/01/34 1,470,933
3,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500% 4/01/32 3,000,217
1,245 SITE Centers Corp 3.625% 2/01/25 1,228,471
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,699,621
FINANCIAL SERVICES - 1.3%
1,460 (b) HAT Holdings I LLC / HAT Holdings II LLC 8.000% 6/15/27 1,517,872
1,150 (b) Hunt Cos Inc 5.250% 4/15/29 1,045,129
930 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 955,803
655 (b) Starwood Property Trust Inc 4.375% 1/15/27 620,135
585 (b) Starwood Property Trust Inc 7.250% 4/01/29 591,272
TOTAL FINANCIAL SERVICES 4,730,211
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
900 (b) CHS/Community Health Systems Inc 10.875% 1/15/32 936,708
600 (b) LifePoint Health Inc 11.000% 10/15/30 661,061
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,597,769

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JRI
Principal
Amount (000)   Description (a) Coupon Maturity Value
MEDIA & ENTERTAINMENT - 1.1%
$ 1,713 (b) CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/01/29 $ 1,628,257
1,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/01/27 960,146
500 Lamar Media Corp 4.875% 1/15/29 480,467
1,000 (b) Ziggo Bond Co BV 6.000% 1/15/27 980,840
TOTAL MEDIA & ENTERTAINMENT 4,049,710
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
725 EUR (b) Peach Property Finance GmbH 4.375% 11/15/25 669,721
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 669,721
TELECOMMUNICATION SERVICES - 1.3%
1,150 (b) Frontier Communications Holdings LLC 6.000% 1/15/30 1,000,456
350 (b) Frontier Communications Holdings LLC 8.625% 3/15/31 360,544
865 (b) Iliad Holding SASU 8.500% 4/15/31 875,846
705 (b) Iliad Holding SASU 7.000% 10/15/28 699,099
635 (b) Iliad Holding SASU 6.500% 10/15/26 632,187
1,000 (b) Level 3 Financing Inc 10.500% 4/15/29 997,500
TOTAL TELECOMMUNICATION SERVICES 4,565,632
TRANSPORTATION - 1.8%
2,000 (b) Brightline East LLC 11.000% 1/31/30 1,823,730
1,000 (b) Cargo Aircraft Management Inc 4.750% 2/01/28 927,541
2,500 (b) Genesee & Wyoming Inc 6.250% 4/15/32 2,490,634
1,200 (b) XPO Inc 7.125% 6/01/31 1,225,934
TOTAL TRANSPORTATION 6,467,839
UTILITIES - 9.8%
1,160 AEP Transmission Co LLC 5.150% 4/01/34 1,133,677
1,305 CAD AltaGas Ltd 5.250% 1/11/82 838,918
1,425 CAD AltaGas Ltd 7.350% 8/17/82 1,057,222
1,810 Ameren Illinois Co 4.950% 6/01/33 1,766,672
500 (b) Calpine Corp 5.125% 3/15/28 480,874
1,620 CenterPoint Energy Houston Electric LLC 5.200% 10/01/28 1,633,523
2,500 (b) Clearway Energy Operating LLC 4.750% 3/15/28 2,388,811
985 CMS Energy Corp 3.750% 12/01/50 823,440
1,010 DTE Electric Co 5.200% 3/01/34 1,006,758
1,055 Duke Energy Progress LLC 5.100% 3/15/34 1,046,294
800 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/01/26 782,629
1,125 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 1,035,055
720 Florida Power & Light Co 4.800% 5/15/33 700,040
3,000 (b) ITC Holdings Corp 4.950% 9/22/27 2,971,856
420 (b) NextEra Energy Operating Partners LP 4.500% 9/15/27 397,459
580 (b) NextEra Energy Operating Partners LP 7.250% 1/15/29 594,773
1,210 GBP NGG Finance PLC, Reg S 5.625% 6/18/73 1,520,001
1,183 NRG Energy Inc 6.625% 1/15/27 1,180,641
675 (b) NRG Energy Inc 5.250% 6/15/29 647,825
910 OGE Energy Corp 5.450% 5/15/29 916,973
1,495 Pacific Gas and Electric Co 6.150% 1/15/33 1,518,734
805 (b) Pattern Energy Operations LP / Pattern Energy Operations
Inc
4.500% 8/15/28 745,121
898 PPL Capital Funding Inc 8.261% 3/30/67 890,905
610 Public Service Electric and Gas Co 5.200% 3/01/34 610,241
1,075 Public Service Enterprise Group Inc 5.850% 11/15/27 1,093,392
1,325 (b) RWE Finance US LLC 5.875% 4/16/34 1,326,480
580 (b) RWE Finance US LLC 6.250% 4/16/54 572,717
1,075 GBP SSE PLC, Reg S 3.740% 4/14/73 (c) 1,308,845
275 (b) Superior Plus LP / Superior General Partner Inc 4.500% 3/15/29 252,361
1,435 (b) TerraForm Power Operating LLC 4.750% 1/15/30 1,308,004
1,410 (b) Vistra Operations Co LLC 7.750% 10/15/31 1,468,361

Principal
Amount (000)   Description (a) Coupon Maturity Value
UTILITIES (continued)
$ 1,350 Wisconsin Power and Light Co 5.375% 3/30/34 $ 1,341,092
TOTAL UTILITIES 35,359,694
TOTAL CORPORATE BONDS
(cost $134,388,552) 133,505,790
Shares Description (a) Value
X –
COMMON STOCKS - 32 .6% ( 23 .0 % of Total Investments) X 117,493,457
ENERGY - 12.8%
238,422 Enbridge Inc $ 8,485,439
244,125 Energy Transfer LP 3,959,708
84,102 Enterprise Products Partners LP 2,437,276
139,801 Gibson Energy Inc 2,375,917
33,414 Keyera Corp 925,446
318,374 Kinder Morgan Inc 6,326,091
61,546 MPLX LP 2,621,244
94,414 ONEOK Inc 7,699,462
172,780 Pembina Pipeline Corp 6,410,813
19,201 Plains GP Holdings LP, Class A 361,363
24,614 TC Energy Corp 933,067
85,051 Williams Cos Inc/The 3,614,667
TOTAL ENERGY 46,150,493
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
442,247 Chartwell Retirement Residences 4,153,996
71,421 Sienna Senior Living Inc 743,941
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,897,937
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
662,680 Capitaland India Trust 478,186
210,039 Hysan Development Co Ltd 301,602
1,828,794 Sino Land Co Ltd 1,882,013
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,661,801
TELECOMMUNICATION SERVICES - 0.8%
392,984 HKT Trust & HKT Ltd 440,788
86,770 Infrastrutture Wireless Italiane SpA 903,770
2,653,189 NETLINK NBN TRUST 1,624,002
TOTAL TELECOMMUNICATION SERVICES 2,968,560
TRANSPORTATION - 3.2%
5,923 Aena SME SA 1,199,391
33,082 Athens International Airport SA 278,119
618,932 Atlas Arteria Ltd 2,103,884
442,261 Aurizon Holdings Ltd 1,074,357
389,144 China Merchants Port Holdings Co Ltd 578,236
520,657 Dalrymple Bay Infrastructure Ltd 1,028,671
324,845 Enav SpA 1,291,485
12,498 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
845,490
9,457 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
1,473,117
183,327 Transurban Group 1,512,002
TOTAL TRANSPORTATION 11,384,752

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JRI
Shares Description (a) Value
UTILITIES - 13.7%
30,252 Algonquin Power & Utilities Corp $ 177,277
237,389 APA Group 1,261,834
433 Canadian Solar Infrastructure Fund Inc 265,629
11,069 Canadian Utilities Ltd, Class A 239,091
325,247 CK Infrastructure Holdings Ltd 1,836,765
64,501 Clearway Energy Inc, Class A 1,461,593
233,394 CLP Holdings Ltd 1,887,718
263,630 Contact Energy Ltd 1,445,193
53,979 Dominion Energy Inc 2,644,971
45,818 Duke Energy Corp 4,592,338
111,520 Enagas SA 1,658,292
50,152 Endesa SA 942,305
547,321 Enel SpA 3,797,746
15,977 Entergy Corp 1,709,539
89,268 Evergy Inc 4,728,526
1,470 Eversource Energy 83,364
116,227 Italgas SpA 573,970
159,419 National Grid PLC 1,780,094
86,578 National Grid PLC, Sponsored ADR 4,917,630
10,529 Northwestern Energy Group Inc 527,292
78,902 OGE Energy Corp 2,816,801
46,011 Pennon Group PLC 334,081
14,268 Pinnacle West Capital Corp 1,089,790
67,783 Power Assets Holdings Ltd 366,331
136,737 Redeia Corp SA 2,391,041
334,287 REN - Redes Energeticas Nacionais SGPS
SA
820,884
977,152 Snam SpA 4,315,116
6,232 Spire Inc 378,469
170,918 Vector Ltd 386,234
TOTAL UTILITIES 49,429,914
TOTAL COMMON STOCKS
(cost $105,207,869) 117,493,457
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 31 .0% ( 21 .8 % of Total
Investments) X 111,410,349
DATA CENTER REITS - 0.4%
55,518 Digital Realty Trust Inc $ 1,350,198
TOTAL DATA CENTER REITS 1,350,198
DIVERSIFIED REITS - 2.1%
45,896 Armada Hoffler Properties Inc 508,987
315,403 British Land Co PLC/The 1,639,408
145,972 Charter Hall Long Wale REIT 316,123
381,271 Growthpoint Properties Australia Ltd 550,192
40,843 ICADE 1,010,405
638,348 Mirvac Group 794,219
5,256 Star Asia Investment Corp 1,952,613
184,170 Stockland 510,108
398 United Urban Investment Corp 353,343
TOTAL DIVERSIFIED REITS 7,635,398
HEALTH CARE REITS - 4.0%
91,072 American Healthcare REIT Inc 1,330,562
3,567,622 Assura PLC 1,808,374
41,107 CareTrust REIT Inc 1,031,786
28,843 Community Healthcare Trust Inc 674,638
18,212 Healthcare Realty Trust Inc 300,134
288,651 Healthpeak Properties Inc 5,657,559

Shares Description (a) Value
HEALTH CARE REITS (continued)
101,406 Omega Healthcare Investors Inc $ 3,473,155
TOTAL HEALTH CARE REITS 14,276,208
HOTEL & RESORT REITS - 0.6%
157,492 Apple Hospitality REIT Inc 2,289,934
TOTAL HOTEL & RESORT REITS 2,289,934
INDUSTRIAL REITS - 6.1%
13,675 ARGAN SA 1,066,689
141,497 Dexus Industria REIT 266,141
235,688 Dream Industrial Real Estate Investment Trust 2,182,791
483,062 (b) FIBRA Macquarie Mexico 819,318
2,108,039 Frasers Logistics & Commercial Trust 1,474,177
471 GLP J-Reit 384,574
840 LaSalle Logiport REIT 772,152
883,313 LondonMetric Property PLC 2,151,062
138,280 LXP Industrial Trust 1,261,114
1,461,176 Mapletree Industrial Trust 2,271,773
2,795,286 Mapletree Logistics Trust 2,654,425
374,442 Nexus Industrial REIT 1,855,719
996,116 TF Administradora Industrial S de RL de CV 2,130,528
595,346 Tritax Big Box REIT PLC 1,164,022
928,604 Urban Logistics REIT PLC 1,379,195
TOTAL INDUSTRIAL REITS 21,833,680
MORTGAGE REITS - 0.2%
18,931 Blackstone Mortgage Trust Inc, Class A 329,778
17,329 Starwood Property Trust Inc 328,211
TOTAL MORTGAGE REITS 657,989
MULTI-FAMILY RESIDENTIAL REITS - 1.1%
524 Daiwa Securities Living Investments Corp 342,502
7,905 Equity Residential 548,133
1,768,627 (e) Home Reit PLC 2,236
75,540 UDR Inc 3,108,471
TOTAL MULTI-FAMILY RESIDENTIAL REITS 4,001,342
OFFICE REITS - 3.0%
29,719 Boston Properties Inc 1,829,502
84,448 COPT Defense Properties 2,113,733
248 Daiwa Office Investment Corp 437,327
212,599 Dexus 917,128
8,407 Equity Commonwealth 209,418
23,131 Gecina SA 2,135,250
1,514 KDX Realty Investment Corp 1,471,709
46,911 NSI NV 965,601
348 Orix JREIT Inc 344,859
44,019 Postal Realty Trust Inc, Class A 586,773
TOTAL OFFICE REITS 11,011,300
OTHER SPECIALIZED REITS - 2.7%
85,649 Four Corners Property Trust Inc 2,112,961
118,192 Gaming and Leisure Properties Inc 5,343,460
78,170 VICI Properties Inc 2,238,789
TOTAL OTHER SPECIALIZED REITS 9,695,210
REAL ESTATE OPERATING COMPANIES - 0.5%
1,432,634 Sirius Real Estate Ltd 1,693,960
TOTAL REAL ESTATE OPERATING COMPANIES 1,693,960

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JRI
Shares Description (a) Value
RETAIL REITS - 8.5%
10,003 Agree Realty Corp $ 619,586
399,235 Charter Hall Retail REIT 861,711
105,203 Choice Properties Real Estate Investment Trust 987,396
125,381 Crombie Real Estate Investment Trust 1,168,530
90,291 CT Real Estate Investment Trust 869,877
1,146,899 Fortune Real Estate Investment Trust 552,361
1,699,776 Frasers Centrepoint Trust 2,665,048
165,641 Kimco Realty Corp 3,223,374
161,071 Link REIT 625,497
24,659 NNN REIT Inc 1,050,473
194,723 Primaris Real Estate Investment Trust 1,888,801
104,032 Realty Income Corp 5,494,970
4,974 Regency Centers Corp 309,383
68,297 RioCan Real Estate Investment Trust 839,204
4,171 Saul Centers Inc 153,368
33,195 Simon Property Group Inc 5,039,001
1,584,317 Vicinity Ltd 1,948,052
857,453 Waypoint REIT Ltd 1,238,909
66,971 Wereldhave NV 947,843
TOTAL RETAIL REITS 30,483,384
SELF-STORAGE REITS - 0.9%
38,859 CubeSmart 1,755,261
5,709 Extra Space Storage Inc 887,236
1,980 Public Storage 569,547
TOTAL SELF-STORAGE REITS 3,212,044
SINGLE-FAMILY RESIDENTIAL REITS - 0.3%
45,701 American Homes 4 Rent 1,068,032
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 1,068,032
TELECOM TOWER REITS - 0.6%
22,535 Crown Castle Inc 2,201,670
TOTAL TELECOM TOWER REITS 2,201,670
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(cost $115,320,265) 111,410,349
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 18 .3% ( 12 .9 % of Total Investments) X 65,760,816
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.3%
146,715 Agree Realty Corp 4.250% $ 2,588,053
80,447 American Homes 4 Rent 5.875% 1,800,404
56,280 Armada Hoffler Properties Inc 6.750% 1,204,392
99,054 Centerspace 6.625% 2,342,637
33,798 DiamondRock Hospitality Co 8.250% 851,710
68,757 Digital Realty Trust Inc 5.200% 1,478,276
59,594 Digital Realty Trust Inc 5.250% 1,290,210
79,257 Federal Realty Investment Trust 5.000% 1,669,945
13,513 Kimco Realty Corp 7.250% 737,404
91,993 Kimco Realty Corp 5.250% 1,928,173
66,158 Kimco Realty Corp 5.125% 1,352,931
2,301 Mid-America Apartment Communities Inc 8.500% 122,275
54,508 National Storage Affiliates Trust 6.000% 1,238,967
23,192 Pebblebrook Hotel Trust 6.375% 454,331
50,450 Pebblebrook Hotel Trust 6.300% 1,007,486
33,580 Pebblebrook Hotel Trust 5.700% 611,156
40,054 Public Storage 3.900% 692,934
25,073 Public Storage 5.150% 579,939
33,970 Public Storage 3.950% 595,154
34,375 Public Storage 4.125% 639,375

Shares   Description (a) Coupon Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
31,672 Public Storage 4.700% $ 653,393
30,469 Public Storage 5.050% 699,873
41,114 Public Storage 3.875% 705,927
35,975 Public Storage 4.750% 763,749
53,330 Public Storage 4.100% 967,406
54,568 Public Storage 4.875% 1,186,308
56,168 Public Storage 4.000% 1,008,216
49,870 Public Storage 4.000% 908,632
44,113 Public Storage 4.625% 899,464
58,997 Realty Income Corp 6.000% 1,422,418
30,274 Rexford Industrial Realty Inc 5.875% 657,551
90,113 Rexford Industrial Realty Inc 5.625% 1,892,373
6,841 Saul Centers Inc 6.000% 138,188
72,849 SITE Centers Corp 6.375% 1,599,036
38,516 Summit Hotel Properties Inc 6.250% 825,398
20,251 Summit Hotel Properties Inc 5.875% 405,222
30,844 Sunstone Hotel Investors Inc 6.125% 672,708
43,058 Sunstone Hotel Investors Inc 5.700% 866,327
18,724 UMH Properties Inc 6.375% 430,465
9,192 Vornado Realty Trust 5.250% 137,512
33,112 Vornado Realty Trust 5.250% 495,025
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 40,520,943
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
17,269 Public Storage 5.600% 434,143
10,819 RLJ Lodging Trust 1.950% 269,285
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 703,428
FINANCIAL SERVICES - 0.2%
25,426 Brookfield Finance Inc 4.625% 419,529
16,112 National Rural Utilities Cooperative Finance Corp 5.500% 393,616
TOTAL FINANCIAL SERVICES 813,145
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
35,153 Brookfield Property Partners LP 5.750% 416,915
25,270 Brookfield Property Partners LP 6.500% 358,834
10,309 Brookfield Property Partners LP 6.375% 135,563
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 911,312
UTILITIES - 6.3%
25,854 BIP Bermuda Holdings I Ltd 5.125% 463,821
41,127 Brookfield BRP Holdings Canada Inc 4.625% 637,057
13,470 Brookfield Infrastructure Finance ULC 5.000% 237,745
67,929 Brookfield Infrastructure Partners LP 5.125% 1,260,762
20,719 Brookfield Infrastructure Partners LP 5.000% 360,303
75,559 Brookfield Renewable Partners LP 5.250% 1,389,530
66,991 CMS Energy Corp 4.200% 1,266,130
48,898 CMS Energy Corp 5.875% 1,183,821
29,190 CMS Energy Corp 5.625% 703,187
35,357 CMS Energy Corp 5.875% 852,811
75,446 DTE Energy Co 4.375% 1,497,603
73,042 DTE Energy Co 4.375% 1,411,172
46,327 DTE Energy Co 5.250% 1,094,244
49,695 Duke Energy Corp 5.750% 1,242,375
43,179 Duke Energy Corp 5.625% 1,086,815
45,803 Georgia Power Co 5.000% 1,154,236
19,300 SCE Trust VIII 6.950% 496,782
90,803 Sempra 5.750% 2,120,250
76,576 Southern Co/The 4.950% 1,690,032
88,549 Southern Co/The 4.200% 1,788,690

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JRI
Shares   Description (a) Coupon Value
UTILITIES (continued)
37,425 Southern Co/The 5.250% $ 874,622
TOTAL UTILITIES 22,811,988
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $74,468,519) 65,760,816
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 16 .9% ( 12 .0 % of Total
Investments) X 60,989,052
ENERGY - 6.8%
$ 1,380 Enbridge Inc 5.750% 7/15/80 $ 1,302,241
2,810 Enbridge Inc 6.000% 1/15/77 2,729,100
2,305 Enbridge Inc 5.500% 7/15/77 2,171,543
1,530 Enbridge Inc 6.250% 3/01/78 1,467,099
930 Enbridge Inc 8.500% 1/15/84 1,002,570
1,260 Enbridge Inc 7.625% 1/15/83 1,288,016
595 Energy Transfer LP 6.500% N/A (c) 586,879
580 Energy Transfer LP 8.000% 5/15/54 606,675
1,451 Energy Transfer LP 7.125% N/A (c) 1,437,273
648 Energy Transfer LP 7.125% 10/01/54 639,307
1,184 (d) Energy Transfer LP (TSFR3M reference rate + 3.279%
spread)
8.606% 11/01/66 1,162,206
2,920 Enterprise Products Operating LLC 5.250% 8/16/77 2,792,446
2,260 Enterprise Products Operating LLC 5.375% 2/15/78 2,110,864
780 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 554,350
1,480 Transcanada Trust 5.600% 3/07/82 1,341,715
1,843 Transcanada Trust 5.875% 8/15/76 1,803,755
1,194 Transcanada Trust 5.500% 9/15/79 1,095,768
300 Transcanada Trust 5.300% 3/15/77 281,324
TOTAL ENERGY 24,373,131
FINANCIAL SERVICES - 0.5%
375 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 364,387
1,340 Transcanada Trust 5.625% 5/20/75 1,317,940
TOTAL FINANCIAL SERVICES 1,682,327
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
733 (b) EUSHI Finance Inc 7.625% 12/15/54 735,820
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 735,820
TRANSPORTATION - 0.3%
999 BNSF Funding Trust I 6.613% 12/15/55 998,240
TOTAL TRANSPORTATION 998,240
UTILITIES - 9.1%
950 (b) AES Andes SA 8.150% 6/10/55 950,000
1,665 AES Corp/The 7.600% 1/15/55 1,685,585
625 CAD AltaGas Ltd 8.900% 11/10/83 490,255
675 CAD Capital Power Corp 7.950% 9/09/82 504,574
1,971 CMS Energy Corp 4.750% 6/01/50 1,804,929
995 ComEd Financing III 6.350% 3/15/33 983,511
1,634 Dominion Energy Inc 7.000% 6/01/54 1,700,118
1,743 Dominion Energy Inc 4.350% N/A (c) 1,635,480
1,345 Dominion Energy Inc 5.750% 10/01/54 1,341,215
2,490 Duke Energy Corp 4.875% N/A (c) 2,468,458
870 Edison International 5.375% N/A (c) 847,510
1,375 Edison International 5.000% N/A (c) 1,307,902
900 GBP Electricite de France SA, Reg S 5.875% N/A (c) 1,080,122
2,048 Emera Inc 6.750% 6/15/76 2,032,524

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITIES (continued)
$ 1,698 Entergy Corp 7.125% 12/01/54 $ 1,682,951
825 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 760,494
581 NextEra Energy Capital Holdings Inc 6.750% 6/15/54 584,331
2,747 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 2,621,840
2,576 NiSource Inc 6.950% 11/30/54 2,587,845
1,625 Sempra 4.125% 4/01/52 1,495,732
2,075 Sempra 4.875% N/A (c) 2,035,193
1,381 Sempra 6.875% 10/01/54 1,372,503
1,265 Southern Co/The 4.000% 1/15/51 1,226,462
TOTAL UTILITIES 33,199,534
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $61,825,950) 60,989,052
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 2 .2% ( 1 .6 % of Total Investments) X 8,069,741
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
8,595 LXP Industrial Trust 6.500% $ 389,955
57,537 Regency Centers Corp 5.875% 1,251,430
69,768 Regency Centers Corp 6.250% 1,610,245
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,251,630
UTILITIES - 1.3%
55,856 NextEra Energy Inc 6.926% 2,317,465
38,650 NextEra Energy Inc 7.299% 1,912,789
22,463 SCE Trust VII 7.500% 587,857
TOTAL UTILITIES 4,818,111
TOTAL CONVERTIBLE PREFERRED SECURITIES
(cost $8,636,431) 8,069,741
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.7% (0.5% of Total Investments) X 2,615,760
265,683 Greencoat UK Wind PLC/Funds $ 443,322
259,611 JLEN Environmental Assets Group Ltd
Foresight Group Holdings
286,038
313,628 Renewables Infrastructure Group Ltd/The 378,004
742,553 Sdcl Energy Efficiency Income Trust PLC 627,867
640,716 Sequoia Economic Infrastructure Income
Fund Ltd
647,276
198,410 Starwood European Real Estate Finance Ltd 233,253
TOTAL INVESTMENT COMPANIES
(cost $3,225,811) 2,615,760
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
MORTGAGE-BACKED SECURITIES - 0.2% (0.1% of Total Investments) X 596,104
$ 525 (b),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 0.043% spread), 2019 MILE
9.658% 7/15/36 $ 353,849
310 (b),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE
8.158% 7/15/36 242,255
TOTAL MORTGAGE-BACKED SECURITIES
(cost $835,000) 596,104
TOTAL LONG-TERM INVESTMENTS
(cost $503,908,397) 500,441,069

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JRI
Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.9% (2.0% of Total Investments)
X –
REPURCHASE AGREEMENTS - 2 .9% ( 2 .0 % of Total Investments) X 10,358,044
$ 9,800 (f) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 9,800,000
558 (g) Fixed Income Clearing Corporation 1.600% 7/01/24 558,044
TOTAL REPURCHASE AGREEMENTS
(cost $10,358,044) 10,358,044
TOTAL SHORT-TERM INVESTMENTS
(cost $10,358,044) 10,358,044
TOTAL INVESTMENTS (cost $ 514,266,441 ) - 141 .9% 510,799,113
BORROWINGS - (42.1)% (h),(i) (151,695,000)
OTHER ASSETS & LIABILITIES, NET -   0.2% 857,323
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 359,961,436
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (10) 9/24 $ (1,086,028) $ (1,099,844) $ (13,816)
U.S. Treasury Long Bond (18) 9/24 (2,097,896) (2,129,625) (31,729)
U.S. Treasury Ultra 10-Year Note (155) 9/24 (17,400,855) (17,597,344) (196,489)
U.S. Treasury Ultra Bond (18) 9/24 (2,214,235) (2,256,187) (41,952)
Total $(22,799,014) $(23,083,000) $(283,986)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (j)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley $ 112,400,000 Receive SOFR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 3,669,221 $ 3,669,221
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $75,093,210 or 14.7% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $9,800,000 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $9,996,371.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $558,044 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $569,349.
(h) Borrowings as a percentage of Total Investments is 29.7%.
(i) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $264,044,876 have been pledged as collateral for borrowings.
(j) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Principal denominated in U.S. Dollars, unless otherwise noted.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Real Estate Income Fund
Portfolio of Investments June 30, 2024
(Unaudited)
JRS
Shares Description (a) Value
LONG-TERM INVESTMENTS - 136.2%  (97.7% of Total Investments)
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 95.3% (68.4% of Total
Investments) X 234,184,478
DATA CENTER REITS - 12.0%
126,364 Digital Realty Trust Inc $ 19,213,646
13,640 Equinix Inc 10,320,024
TOTAL DATA CENTER REITS 29,533,670
HEALTH CARE REITS - 13.3%
349,273 Healthpeak Properties Inc 6,845,751
276,690 Ventas Inc 14,183,130
111,001 Welltower Inc 11,571,854
TOTAL HEALTH CARE REITS 32,600,735
HOTEL & RESORT REITS - 2.9%
260,781 Host Hotels & Resorts Inc 4,688,842
91,425 Sunstone Hotel Investors Inc 956,306
106,487 Xenia Hotels & Resorts Inc 1,525,959
TOTAL HOTEL & RESORT REITS 7,171,107
INDUSTRIAL REITS - 12.1%
93,665 First Industrial Realty Trust Inc 4,450,024
224,686 Prologis Inc 25,234,485
TOTAL INDUSTRIAL REITS 29,684,509
MULTI-FAMILY RESIDENTIAL REITS - 14.9%
34,947 AvalonBay Communities Inc 7,230,185
106,209 Camden Property Trust 11,588,464
91,784 Equity Residential 6,364,303
17,540 Essex Property Trust Inc 4,774,388
21,950 Mid-America Apartment Communities Inc 3,130,289
83,920 UDR Inc 3,453,308
TOTAL MULTI-FAMILY RESIDENTIAL REITS 36,540,937
OFFICE REITS - 7.9%
60,749 Alexandria Real Estate Equities Inc 7,105,810
75,700 Boston Properties Inc 4,660,092
82,825 Cousins Properties Inc 1,917,399
33,095 JBG SMITH Properties 504,037
91,745 Kilroy Realty Corp 2,859,692
42,485 SL Green Realty Corp 2,406,350
TOTAL OFFICE REITS 19,453,380
OTHER SPECIALIZED REITS - 1.5%
128,325 VICI Properties Inc 3,675,228
TOTAL OTHER SPECIALIZED REITS 3,675,228
RETAIL REITS - 15.2%
108,020 Acadia Realty Trust 1,935,718
61,885 Federal Realty Investment Trust 6,248,528
183,160 Kimco Realty Corp 3,564,294
304,571 Kite Realty Group Trust 6,816,299
36,655 Macerich Co/The 565,953
100,504 Simon Property Group Inc 15,256,507
206,605 SITE Centers Corp 2,995,773
TOTAL RETAIL REITS 37,383,072

Shares Description (a) Value
SELF-STORAGE REITS - 8.7%
139,147 CubeSmart $ 6,285,270
44,710 Extra Space Storage Inc 6,948,381
28,405 Public Storage 8,170,698
TOTAL SELF-STORAGE REITS 21,404,349
SINGLE-FAMILY RESIDENTIAL REITS - 5.5%
146,192 American Homes 4 Rent, Class A 5,432,495
108,380 Invitation Homes Inc 3,889,758
35,275 Sun Communities Inc 4,244,993
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 13,567,246
TELECOM TOWER REITS - 1.3%
16,150 SBA Communications Corp 3,170,245
TOTAL TELECOM TOWER REITS 3,170,245
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(cost $179,290,053) 234,184,478
Shares   Description (a) Coupon Value
X –
REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 40.9% (29.3% of Total
Investments) X 100,498,021
DATA CENTER REITS - 3.4%
186,860 Digital Realty Trust Inc 5.200% $ 4,017,490
92,265 Digital Realty Trust Inc 5.850% 2,243,885
101,580 Digital Realty Trust Inc 5.250% 2,199,207
TOTAL DATA CENTER REITS 8,460,582
DIVERSIFIED REITS - 0.4%
33,130 Armada Hoffler Properties Inc 6.750% 708,982
9,585 CTO Realty Growth Inc 6.375% 192,946
TOTAL DIVERSIFIED REITS 901,928
HOTEL & RESORT REITS - 4.7%
90,130 Chatham Lodging Trust 6.625% 1,858,481
134,155 DiamondRock Hospitality Co 8.250% 3,380,706
145,340 Pebblebrook Hotel Trust 6.375% 2,847,210
54,595 Pebblebrook Hotel Trust 5.700% 993,629
20,840 Pebblebrook Hotel Trust 6.300% 416,175
61,650 Sunstone Hotel Investors Inc 5.700% 1,240,398
39,625 Sunstone Hotel Investors Inc 6.125% 864,221
TOTAL HOTEL & RESORT REITS 11,600,820
INDUSTRIAL REITS - 2.9%
59,877 Prologis Inc 8.540% 3,316,294
156,665 Rexford Industrial Realty Inc 5.625% 3,289,965
22,351 Rexford Industrial Realty Inc 5.875% 485,464
TOTAL INDUSTRIAL REITS 7,091,723
MULTI-FAMILY RESIDENTIAL REITS - 0.8%
34,373 Mid-America Apartment Communities Inc 8.500% 1,826,581
TOTAL MULTI-FAMILY RESIDENTIAL REITS 1,826,581
OFFICE REITS - 11.8%
12,713 Highwoods Properties Inc 8.625% 13,225,207
159,823 Hudson Pacific Properties Inc 4.750% 2,187,977
144,320 SL Green Realty Corp 6.500% 2,923,923
216,740 Vornado Realty Trust 5.250% 3,242,430
213,612 Vornado Realty Trust 5.250% 3,193,499
169,040 Vornado Realty Trust 4.450% 2,271,898
121,294 Vornado Realty Trust 5.400% 1,846,095
TOTAL OFFICE REITS 28,891,029

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JRS
A
Investments in Derivatives
Shares   Description (a) Coupon Value
OTHER SPECIALIZED REITS - 0.1%
12,465 EPR Properties 5.750% $ 243,816
TOTAL OTHER SPECIALIZED REITS 243,816
REAL ESTATE OPERATING COMPANIES - 0.9%
51,205 DigitalBridge Group Inc 7.150% 1,259,643
42,985 DigitalBridge Group Inc 7.125% 1,030,780
TOTAL REAL ESTATE OPERATING COMPANIES 2,290,423
RETAIL REITS - 8.5%
121,400 Agree Realty Corp 4.250% 2,141,496
138,150 Federal Realty Investment Trust 5.000% 2,910,820
150,224 Kimco Realty Corp 5.250% 3,148,695
120,829 Kimco Realty Corp 5.125% 2,470,953
30,155 Kimco Realty Corp 7.250% 1,645,558
25,870 Realty Income Corp 6.000% 623,726
57,560 Regency Centers Corp 6.250% 1,328,485
50,765 Regency Centers Corp 5.875% 1,104,139
125,020 Saul Centers Inc 6.000% 2,525,404
18,910 Saul Centers Inc 6.125% 389,168
5,494 Simon Property Group Inc 8.375% 340,133
107,345 SITE Centers Corp 6.375% 2,356,223
TOTAL RETAIL REITS 20,984,800
SELF-STORAGE REITS - 5.8%
73,761 National Storage Affiliates Trust 6.000% 1,676,588
217,965 Public Storage 5.600% 5,479,640
107,944 Public Storage 5.050% 2,479,474
84,895 Public Storage 4.625% 1,731,009
76,605 Public Storage 4.875% 1,665,393
69,370 Public Storage 4.000% 1,245,191
TOTAL SELF-STORAGE REITS 14,277,295
SINGLE-FAMILY RESIDENTIAL REITS - 1.6%
98,710 American Homes 4 Rent 6.250% 2,306,853
60,495 American Homes 4 Rent 5.875% 1,353,878
11,670 UMH Properties Inc 6.375% 268,293
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 3,929,024
TOTAL REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS
(cost $117,921,390) 100,498,021
TOTAL LONG-TERM INVESTMENTS
(cost $297,211,443) 334,682,499
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.2% (2.3% of Total Investments)
X –
REPURCHASE AGREEMENTS - 3.2% (2.3% of Total Investments) X 7,937,277
$ 7,725 (b) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 7,725,000
212 (c) Fixed Income Clearing Corporation 1.600% 7/01/24 212,277
TOTAL REPURCHASE AGREEMENTS
(cost $7,937,277) 7,937,277
TOTAL SHORT-TERM INVESTMENTS
(cost $7,937,277) 7,937,277
TOTAL INVESTMENTS (cost $305,148,720 ) - 139.4% 342,619,776
BORROWINGS - (38.4)% (d),(e) (94,400,000)
OTHER ASSETS & LIABILITIES, NET -   (1.0)% (2,444,584)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 245,775,192

Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (f)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 72,400,000 Receive SOFR 0.000% Monthly 6/01/18 7/01/25 7/01/27 $ 2,363,448 $ 2,363,448
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $7,728,393 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $7,879,595.
(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $212,305 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 1.375% and maturity date 8/31/26, valued at $216,577.
(d) Borrowings as a percentage of Total Investments is 27.6%.
(e) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $189,566,635 have been pledged as collateral for borrowings.
(f) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2024 (Unaudited) NMAI JRI JRS
ASSETS
Long-term investments, at value
†
$ 632,875,911 $ 500,441,069 $ 334,682,499
Short-term investments, at value
◊
15,736,097 10,358,044 7,937,277
Cash denominated in foreign currencies
^
121,933 857,469 –
Unrealized appreciation on forward foreign currency contracts 6,498 – –
Unrealized appreciation on interest rate swaps contracts – 3,669,221 2,363,448
Receivables:
Dividends 490,009 1,403,550 1,421,308
Interest 3,049,752 3,239,751 3,421
Investments sold 2,281,764 1,005,647 1,375,342
Reclaims 763,208 165,417 –
Reimbursement from Adviser 27,055 98,169 –
Variation margin on futures contracts – 125,547 –
Other 155,754 66,017 43,584
Total assets 655,507,981 521,429,901 347,826,879
LIABILITIES
Cash overdraft 343,937 314,794 –
Cash collateral due to broker for investments in futures contracts
(1)
– 3,079,591 2,039,199
Borrowings 112,116,000 151,695,000 94,400,000
Reverse repurchase agreements, including accrued interest 68,123,222 – –
Written options, at value
#
308,895 – –
Payables:
Management fees 439,896 403,123 237,832
Dividends 13,687,915 3,562,069 4,767,439
Interest 461,281 747,941 425,149
Investments purchased - regular settlement 2,201,163 1,383,274 –
Investments purchased - when-issued/delayed-delivery settlement 4,667,660 – –
Accrued expenses:
Custodian fees 300,470 212,637 37,268
Investor relations 94,074 – 66,193
Trustees fees 73,339 26,536 39,091
Professional fees 31,451 21,002 19,767
Shareholder reporting expenses 19,358 20,644 18,908
Shareholder servicing agent fees 1,072 1,835 841
Other — 19 —
Total liabilities 202,869,733 161,468,465 102,051,687
Net assets applicable to common shares $ 452,638,248 $ 359,961,436 $ 245,775,192
Common shares outstanding 33,425,645 27,416,679 28,892,471
Net asset value ("NAV") per common share outstanding $ 13.54 $ 13.13 $ 8.51
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 334,256 $ 274,167 $ 288,925
Paid-in capital 463,827,296 576,038,414 231,497,623
Total distributable earnings (loss) (11,523,304) (216,351,145) 13,988,644
Net assets applicable to common shares $ 452,638,248 $ 359,961,436 $ 245,775,192
Authorized shares:
Common Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 589,345,619 $ 503,908,397 $ 297,211,443
◊
Short-term investments, cost $ 15,736,097 $ 10,358,044 $ 7,937,277
#
Written options, premiums received $ 158,004 $ — $ —
^
Cash denominated in foreign currencies, cost $ 131,904 $ 856,961 $ —
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives is in addition to the Fund’s securities pledged as collateral as noted in the
Portfolio of Investments.

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2024 (Unaudited) NMAI JRI JRS
INVESTMENT INCOME
Dividends $ 5,217,010 $ 9,555,237 $ 6,377,589
Interest 9,797,670 6,094,215 222,564
Rehypothecation income 17,139 — —
Other income 39,950 210,963 —
Tax withheld (269,509) (580,813) —
Total investment income 14,802,260 15,279,602 6,600,153
EXPENSES
– – –
Management fees 2,635,476 2,457,269 1,454,040
Shareholder servicing agent fees 2,398 6,956 3,210
Interest expense 4,643,033 4,526,395 2,836,929
Trustees fees 10,006 8,685 5,777
Custodian expenses 243,685 124,666 20,540
Investor relations expenses 41,187 63,765 30,045
Professional fees 102,676 57,142 38,721
Shareholder reporting expenses 131,662 201,620 28,617
Stock exchange listing fees 5,248 4,305 4,536
Other 9,832 8,715 8,443
Total expenses 7,825,203 7,459,518 4,430,858
Net investment income (loss) 6,977,057 7,820,084 2,169,295
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (512,830) (2,640,392) 2,141,495
Forward foreign currency contracts 3,530 — —
Futures contracts — 432,217 —
Written options (1,183,608) — —
Swaps contracts — 1,988,667 1,280,349
Foreign currency transactions (28,815) (119,335) —
Net realized gain (loss) (1,721,723) (338,843) 3,421,844
Change in unrealized appreciation (depreciation) on:
Investments 14,968,412 (6,142,150) (5,327,357)
Forward foreign currency contracts 35,487 — —
Futures contracts — 1,014,684 —
Written options (46,240) — —
Swaps contracts — (330,320) (212,769)
Foreign currency translations (22,944) (12,738) —
Net change in unrealized appreciation (depreciation) 14,934,715 (5,470,524) (5,540,126)
Net realized and unrealized gain (loss) 13,212,992 (5,809,367) (2,118,282)
Net increase (decrease) in net assets applicable to common shares from operations $ 20,190,049 $ 2,010,717 $ 51,013

Statement of Changes in Net Assets
See Notes to Financial Statements

NMAI JRI
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 6,977,057 $ 12,963,860 $ 7,820,084 $ 15,151,992
Net realized gain (loss) (1,721,723) (20,581,308) (338,843) (16,481,183)
Net change in unrealized appreciation (depreciation) 14,934,715 62,487,737 (5,470,524) 34,130,561
Net increase (decrease) in net assets applicable to common shares from operations 20,190,049 54,870,289 2,010,717 32,801,370
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (27,325,465) (20,649,058) (17,368,466) (18,037,353)
Return of Capital – (22,804,280) – (11,483,011)
Total distributions (27,325,465) (43,453,338) (17,368,466) (29,520,364)
CAPITAL SHARE TRANSACTIONS
Common shares:
Cost of shares repurchased and retired – – – (413,224)
Net increase (decrease) applicable to common shares from capital share transactions — — — (413,224)
Net increase (decrease) in net assets applicable to common shares (7,135,416) 11,416,951 (15,357,749) 2,867,782
Net assets applicable to common shares at the beginning of the period 459,773,664 448,356,713 375,319,185 372,451,403
Net assets applicable to common shares at the end of the
period $ 452,638,248 $ 459,773,664 $ 359,961,436 $ 375,319,185

See Notes to Financial Statements

JRS
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 2,169,295 $ 4,483,378
Net realized gain (loss) 3,421,844 (368,112)
Net change in unrealized appreciation (depreciation) (5,540,126) 36,582,147
Net increase (decrease) in net assets applicable to common shares from operations 51,013 40,697,413
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (9,823,440) (6,688,820)
Return of Capital – (12,958,060)
Total distributions (9,823,440) (19,646,880)
Net increase (decrease) in net assets applicable to common shares (9,772,427) 21,050,533
Net assets applicable to common shares at the beginning of the period 255,547,619 234,497,086
Net assets applicable to common shares at the end of the period $ 245,775,192 $ 255,547,619

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended June 30, 2024 (Unaudited)
NMAI JRI JRS
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 20,190,049 $ 2,010,717 $ 51,013
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (131,386,354) (186,566,596) (54,144,287)
Proceeds from sale and maturities of investments 124,248,542 182,067,707 46,115,518
Proceeds from (Purchase of) short-term investments, net 7,663,903 9,591,956 13,187,723
Proceeds from (Purchase of) closed foreign currency spot transactions 1,703 (92,972) (64,988)
Proceeds from litigation settlement 12,891 27,603 —
Capital gains and return of capital distributions from investments 99,039 490,900 1,408,635
Amortization (Accretion) of premiums and discounts, net (306, 679 ) (67,3 81 ) 1,610
(Increase) Decrease in:
Receivable for dividends 4,24 7 (121,679) 509,706
Receivable for interest 608,575 (148,913) 89,656
Receivable for reclaims (32,725) (12,631) —
Receivable for reimbursement from Adviser (4,400) (11,926) —
Receivable for investments sold (713,850) (889,187) (1,375,342)
Receivable for variation margin on futures contracts — (96,328) —
Other assets 85,094 (23,994) 86,772
Increase (Decrease) in:
Payable for interest (629,269) (39,451) (15,195)
Payable for investments purchased - regular settlement 2,188,381 1,189,178 —
Payable for investments purchased - when-issued/delayed-delivery settlement 862,133 — —
Payable for unfunded senior loans (12,881) — —
Payable for management fees (10,403) (19,294) (12,852)
Accrued custodian fees 114,705 28,316 7,714
Accrued investor relations fees 5,515 (923) 4,630
Accrued Trustees fees (156,182) (17,892) (94,308)
Accrued professional fees 27,633 14,824 14,847
Accrued shareholder reporting expenses (44,661) (23,817) (15,203)
Accrued shareholder servicing agent fees 926 (501) 713
Accrued other expenses (669) (369) —
Net realized (gain) loss from investments 512,830 2,640,392 (2,141,495)
Net realized (gain) loss from foreign currency transactions 28,815 119,335 —
Net realized (gain) loss from forward foreign currency contracts (3,530) — —
Net realized (gain) loss from written options 1,183,608 — —
Net realized (gain) loss from paydowns (283,761) — —
Net change in unrealized (appreciation) depreciation of investments (14,968,412) 6,142,150 5,327,357
Net change in unrealized (appreciation) depreciation of forward foreign currency contracts (35,485) — —
Net change in unrealized (appreciation) depreciation of swaps contracts — 330,320 212,769
Net change in unrealized (appreciation) depreciation of written options 46,240 — —
Net change in unrealized (appreciation) depreciation on foreign currency translations 22,94 2 12,738 —
Net cash provided by (used in) operating activities 9,318,510 16,532,282 9,154,993
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 29,500,000 — —
(Repayments) of borrowings (2,800,000) — —
Proceeds from reverse repurchase agreements 68,016,160 — —
(Repayments of) reverse repurchase agreements (78,516,160) — —
Increase (Decrease) in:
Cash overdraft (11,774,077) (1,729,813) (4,098,992)
Cash collateral due to broker for investments in futures contracts — (383,189) —
Cash distributions paid to common shareholders (13,637,550) (13,806,397) (5,056,001)
Net cash provided by (used in) financing activities (9,211,627) (15,919,399) (9,154,993)
Net increase (decrease) in cash and cash denominated in foreign currencies 106,883 612,883 —
Cash and cash denominated in foreign currencies at the beginning of period 15,050 244,586 —
Cash and cash denominated in foreign currencies at the end of period $ 121,933 $ 857,469 $ —

See Notes to Financial Statements

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NMAI JRI JRS
Cash paid for interest
$ 5,257,504 $ 4,579,178 $ 2,851,089

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NMAI
6/30/24(e) $ 13.76 $ 0.21 $ 0.39 $ 0.60 $ (0.82) $ — $ — $ (0.82) $ — $ 13.54 $ 12.35
12/31/23 13.41 0.39 1.26 1.65 (0.62) — (0.68) (1.30) — 13.76 12.30
12/31/22 20.03 0.47 (4.86) (4.39) (1.40) (0.83) — (2.23) — 13.41 11.49
12/31/21(g) 20.00 0.07 0.31 0.38 (0.06) (0.29) — (0.35) — 20.03 18.65
JRI
6/30/24(e) 13.69 0.29 (0.22) 0.07 (0.63) — — (0.63) — 13.13 12.17
12/31/23 13.57 0.55 0.65 1.20 (0.66) — (0.42) (1.08) —(h) 13.69 11.72
12/31/22 17.41 0.78 (3.46) (2.68) (0.77) — (0.39) (1.16) — 13.57 11.70
12/31/21 15.84 1.00 1.73 2.73 (1.09) — (0.07) (1.16) — 17.41 16.12
12/31/20 20.04 0.80 (3.78) (2.98) (0.99) — (0.23) (1.22) —(h) 15.84 13.46
12/31/19 16.48 0.91 3.94 4.85 (1.29) — — (1.29) — 20.04 18.36
JRS
6/30/24(e) 8.84 0.08 (0.07) 0.01 (0.34) — — (0.34) — 8.51 7.64
12/31/23 8.12 0.16 1.24 1.40 (0.23) — (0.45) (0.68) — 8.84 7.82
12/31/22 13.22 0.27 (4.54) (4.27) (0.26) (0.30) (0.27) (0.83) — 8.12 7.56
12/31/21 9.63 0.25 4.10 4.35 (0.20) (0.56) — (0.76) — 13.22 12.82
12/31/20 11.35 0.26 (1.22) (0.96) (0.23) (0.46) (0.07) (0.76) — 9.63 8.44
12/31/19 9.47 0.27 2.37 2.64 (0.27) (0.49) — (0.76) — 11.35 10.62
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NMAI
JRI
JRS
6/30/24(e)
2.04% (f)
2.50% (f)
2.32% (f)
12/31/23
2.32
2.53
2.31
12/31/22
1.04
1.04
1.01
12/31/21
0.12(f),(g )
0.34
0.27
12/31/20
N/A
0.66
0.48
12/31/19
N/A
1 .28
1 .15
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c),(d)
Portfolio
Turnover
Rate
4.39% 7.13% $ 452,638 3.43% (f) 3.06% (f) 20%
12.87 19.43 459,774 3.68 2.86 46
(21.91) (26.29) 448,357 2.53 2.88 129
1.90 (5.00) 669,611 1.63 (f) 3.35 (f) 66
0.66 9.57 359,961 4.12 (f) 4.32 (f) 37
9.32 10.02 375,319 4.07 4.15 59
(15.83) (20.83) 372,451 2.63 5.09 71
17.73 29.09 477,911 1.82 5.94 73
(14.15) (19.31) 434,736 2.20 5.26 102
30.18 45.48 550,464 2.80 4.84 90
0.14 2.03 245,775 3.62 (f) 1.77 (f) 14
18.14 13.46 255,548 3.64 1.88 33
(32.94) (35.25) 234,497 2.33 2.58 58
46.38 62.73 381,815 1.54 2.16 92
(7.42) (12.24) 278,287 1.79 2.83 116
28.18 34.80 327,788 2.45 2.40 104
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e) Unaudited.
(f) Annualized.
(g) For the period November 22, 2021 (commencement of operations) through December 31, 2021.
(h) Value rounded to zero.

Financial Highlights
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
NMAI
6/30/24(c) $ 112,116 $ 5,037
12/31/23 85,416 6,383
12/31/22 175,601 3,553
12/31/21(d) 178,550 4,750
JRI
6/30/24(c) 151,695 3,373
12/31/23 151,695 3,474
12/31/22 166,985 3,230
12/31/21 197,935 3,414
12/31/20 166,035 3,618
12/31/19 222,225 3,477
JRS
6/30/24(c) 94,400 3,604
12/31/23 94,400 3,707
12/31/22 104,400 3,246
12/31/21 144,000 3,651
12/31/20 110,000 3,530
12/31/19 131,500 3,493
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1 ,000.
(c) Unaudited.
(d) For the period November 22, 2021 (commencement of operations) through December 31, 2021.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Multi-Asset Income Fund (NMAI)
Nuveen Real Asset Income and Growth Fund (JRI)
Nuveen Real Estate Income Fund (JRS)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NMAI, JRI and JRS were organized as Massachusetts business trusts on April 22, 2021, January 10, 2012 and August 27, 2001,
respectively.
Current Fiscal Period:
 The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. For NMAI, the Adviser has entered into sub-advisory agreements (each a “Sub-Advisory Agreement”) with each of Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC
(“TAL”) and Winslow Capital Management LLC (“Winslow”), each of which are affiliates of the Adviser. Pursuant to the Sub-Advisory Agreement
with NAM, NAM is responsible for the Fund’s dynamic asset allocation strategy and for allocating the Fund’s assets among each of the various Sub-
Advisers. NAM, TAL and Winslow under each Sub-Advisory Agreement manages the investment portfolios of the Fund allocated to it. For JRI, the
Adviser has entered into a sub-advisory agreement with NAM under which NAM manages the investment portfolio of JRI. For JRS, the Adviser has entered into sub-advisory agreements with Security Capital Research & Management Incorporated ("Security Capital"), under which Security Capital manages JRS's investment portfolio. The Adviser is responsible for managing the Funds' investments in swap contracts. NAM, TAL, Winslow and
Security Capital are each a "Sub-Adviser".
Developments Regarding the Fund’s Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the
District Court, on February 22, 2022, the Funds' Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the Funds' Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.  On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On
February 28, 2024, the Board of the Funds Amended and Restated By-Laws to eliminate the “control share” provisions.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Notes to Financial Statements
(Unaudited) (continued)
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
NMAI and JRS make quarterly cash distributions, while JRI makes monthly cash distributions to common shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board, JRS seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from each Fund’s net investment income, net realized capital gains and net unrealized capital gains in the
Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by common shareholders as a non-taxable distribution (“return of capital”) for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on NAV, the difference will reduce NAV per share. If a Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions paid by a Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of December 31 each year.
The distribution policy for JRI, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually.
In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in a Fund’s portfolio. Distributions received from certain securities in which a Fund invests, most notably real estate investment trust securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in a Fund’s ordinary income until such time a Fund is notified by the issuer of the actual tax character. Dividend income, net realized gain
(loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities for distributions during prior calendar year end.
Foreign Currency Transactions and Translation:
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.
Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, NMAI’s and JRI’s investments in non-U.S. securities were as follows:

Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any.
PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.
Rehypothecation income when applicable, is comprised of fees earned in connection with the rehypothecation of pledged collateral as further described later in these Notes to Financial Statements
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
NMAI Value
% of Total
Investments
Country:
Japan $ 21,353,642 3.3%
United Kingdom 16,777,098 2.6
France 16,033,639 2.5
Canada 9,187,604 1.4
Spain 8,862,000 1.4
Australia 8,410,889 1.3
Netherlands 8,373,691 1.3
Germany 7,739,834 1.2
China 7,562,834 1.2
Mexico 7,360,565 1.1
Other 85,464,931 13.1
Total non-U.S. Securities $197,126,727 30.4%
JRI Value
% of Total
Investments
Country:
Canada $ 63,428,117 12.4%
United Kingdom 19,362,174 3.8
Australia 16,296,111 3.2
Singapore 11,167,611 2.2
Italy 10,882,086 2.1
Hong Kong 7,893,077 1.5
France 7,848,032 1.5
Japan 6,324,710 1.2
Spain 6,191,029 1.2
Mexico 5,268,453 1.0
Other 13,994,391 2.9
Total non-U.S. Securities $168,655,791 33.0%

Notes to Financial Statements
(Unaudited) (continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

4. Portfolio Securities
Unfunded Commitments:
Pursuant to the terms of certain of the variable rate senior loan agreements, NMAI and JRI may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, NMAI and JRI had no value in outstanding unfunded senior loan commitments.
NMAI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 112,100,649 $ 102,887,494 $ 1,343 $ 214,989,486
Mortgage-Backed Securities – 77,123,962 – 77,123,962
Variable Rate Senior Loan Interests – 61,408,015 – 61,408,015
Exchange-Traded Funds 60,770,695 – – 60,770,695
Real Estate Investment Trust Common Stocks 52,496,723 86,423 – 52,583,146
$1,000 Par (or similar) Institutional Preferred – 42,905,803 – 42,905,803
Emerging Market Debt and Foreign Corporate Bonds – 40,699,655 – 40,699,655
U.S. Government and Agency Obligations – 32,163,622 – 32,163,622
Contingent Capital Securities – 24,933,563 – 24,933,563
Corporate Bonds – 12,620,642 – 12,620,642
$25 Par (or similar) Retail Preferred 10,932,846 192,977 – 11,125,823
Asset-Backed Securities – 851,179 213,828 1,065,007
Warrants – 302,157 – 302,157
Investment Companies – 184,33 5 – 184,33 5
Short-Term Investments:
Repurchase Agreements – 15,736,097 – 15,736,097
Investments in Derivatives:
Forward Foreign Currency Contracts* – 6,498 – 6,498
Options Written (308,895) – – (308,895)
Total $ 235,992,018 $ 412,102,42 2 $ 215,171 $ 648,309,61 1
JRI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 133,505,790 $ – $ 133,505,790
Common Stocks 78,733,718 38,759,739 – 117,493,457
Real Estate Investment Trust Common Stocks 71,741,361 39,666,752 2,236 111,410,349
$25 Par (or similar) Retail Preferred 65,760,816 – – 65,760,816
$1,000 Par (or similar) Institutional Preferred – 60,989,052 – 60,989,052
Convertible Preferred Securities 8,069,741 – – 8,069,741
Investment Companies – 2,615,760 – 2,615,760
Mortgage-Backed Securities – 596,103 – 596,103
Short-Term Investments:
Repurchase Agreements – 10,358,044 – 10,358,044
Investments in Derivatives:
Interest Rate Swaps* – 3,669,221 – 3,669,221
Futures Contracts (283,986) – – (283,986)
Total $ 224,021,650 $ 290,160,461 $ 2,236 $ 514,184,347
JRS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 234,184,478 $ – $ – $ 234,184,478
Real Estate Investment Trust Preferred Stocks 100,498,021 – – 100,498,021
Short-Term Investments:
Repurchase Agreements – 7,937,277 – 7,937,277
Investments in Derivatives:
Interest Rate Swaps* – 2,363,448 – 2,363,448
Total $ 334,682,499 $ 10,300,725 $ – $ 344,983,224
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

Notes to Financial Statements
(Unaudited) (continued)
Participation Commitments
:
With respect to the senior loans held in NMAI and JRI portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If the Funds purchases a participation of a senior loan interest, the Funds would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower.
As such, the Funds not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, JRI continued to use interest rate futures to partially hedge the portfolio against movements in interest rates.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
NMAI Fixed Income Clearing Corporation 15,736,097 (16,050,961)
JRI Fixed Income Clearing Corporation 10,358,044 (10,565,720)
JRS Fixed Income Clearing Corporation 7,937,277 (8,096,172)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
NMAI
$ 119,464,943 $ 11,921,411 $ 96,515,139 $ 27,733,403
JRI
186,566,596 — 182,067,707 —
JRS
54,144,287 — 46,115,518 —

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Options Transactions:
The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or "baskets" of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.
When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
During the current fiscal period, NMAI purchased put and call options as well as wrote call options as part of its overwrite strategy.
During the current fiscal period, the Fund wrote call options on U.S. equity indexes while investing in a portfolio that included U.S. equities to generate additional income and provide downside protection.
The average notional amount of outstanding options purchased during the current fiscal period, was as follows:
The average notional amount of outstanding options written during the current fiscal period, was as follows:
Forward Foreign Currency Contracts:
During the current fiscal period, NMAI used foreign exchange forwards to hedge its exposure to Euro denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities.
The average notional amount of forward foreign currency contracts outstanding during the current fiscal period was as follows:
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
JRI $ 25,023,766
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Purchased
Options Contracts Outstanding
*
NMAI $ 1,450,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Written Options
Contracts Outstanding
*
NMAI $ 22,995,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(Unaudited) (continued)
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Interest Rate Swap Contracts:
The Funds may enter into an interest rate swap contract to gain or reduce exposure to interest rates, to manage duration, the yield curve or interest rate risk. During the current fiscal period, the JRI and JRS used interest rate swap contracts to partially hedge its interest cost of leverage.
Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts.
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation)
on interest rate swaps contracts on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.
Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swaps on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Fund
Average Notional Amount of Forward
Contracts Outstanding
*
NMAI $ 1,072,127
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation on Forward
Foreign Currency
Contracts*
Gross Unrealized
(Depreciation) on
Forward Foreign
Currency Contracts* Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
NMAI
Morgan Stanley Capital
Services LLC $ 6,498 $ - $ 6,498 $ - $ 6,498
*  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.
Fund
Average Notional Amount of Interest Rate
Swap Contracts Outstanding
*
JRI $ 112,400,000
JRS 72,400,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation Interest
Rate Swaps***
Gross Unrealized
(Depreciation) Interest Rate
Swaps***
Net Unrealized
Appreciation(Depreciation)
on Interest Rate Swaps
Collateral
Pledged to (from)
Counterparty Net Exposure
JRI Morgan Stanley Capital Services LLC $ 3,669,221 $ - $ 3,669,221 $ (3,668,156) $ 1,065
JRS Morgan Stanley Capital Services LLC 2,363,448 -   2,363,448 (2,369,873) (6,425)
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.

As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NMAI
Options Written Equity - $ – Options written, at value $ (308,895)
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
Unrealized appreciation on
forward contracts
6,498 - –
1 1 1 1 1 1 1 1
JRI
Futures Contracts Interest rate - – Unrealized depreciation on futures contracts
*
(283,986)
Interest Rate Swaps Interest rate Unrealized appreciation on interest rate swaps contracts
3,669,221 - –
1 1 1 1 1 1 1 1
JRS
Interest Rate Swaps Interest rate Unrealized appreciation on interest rate swaps contracts
2,363,448 - –
1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NMAI
Purchased options Equity $ (6,802) * $ 1,324 *
Written options Equity (1,183,608) (46,240)
Forward contracts Foreign currency exchange rate 3,530 35,485
JRI
Futures contracts Interest rate 4 32,217 1,014,684
Swap contracts Interest rate 1,988,667 (330,320)
JRS
Swap contracts Interest rate 1,280,349 (212,769)
* Shown as a component of Realized gain (loss) from Investments on the Statement of Operations.

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Fund from the management fees paid to the advisor.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund
JRI
Six Months
Ended
6/30/24
Year Ended
12/31/23
Common Shares:
Repurchased and retired — 37,001
Total — 37,001
Weighted average common share:
Price per share repurchased and retired $– $11.15
Discount per share repurchased and retired –% (16.36)%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NMAI
$ 613,573,673 $ 74,358,332 $ (39,622,396) $ 34,735,936
JRI
520,794,133 27,515,697 (34,125,482) (6,609,785)
JRS
311,971,529 61,709,456 (28,697,761) 33,011,695
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NMAI
$ — $ — $ 19,855,925 $ (24,243,813) $ — $ — $ (4,387,888)
JRI
— — (135,728) (200,517,922) — (339,905) (200,993,555)
JRS
— — 38,551,428 (14,441,071) — (349,286) 23,761,071
Fund
Short-Term Long-Term Total
NMAI
$ 6,365,511 $ 17,878,302 $ 24,243,813
JRI
64,594,942 135,922,980 200,517,922
JRS
12,146,858 2,294,213 14,441,071

shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
For the period January 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
E
As of June 30, 2024, the annual complex-level fee for each Fund was as follows:
Average Daily Managed Assets*
NMAI
Fund-Level
Fee Rate
JRI
Fund-Level
Fee Rate
JRS
Fund-Level
Fee Rate
For the first $500 million 0.7000% 0.8000% 0.7000%
For the next $500 million 0.6750 0.7750 0.6750
For the next $500 million 0.6500 0.7500 0.6500
For the next $500 million 0.6250 0.7250 0.6250
For managed assets over $2 billion 0.6000 0.7000 0.6000
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(Unaudited) (continued)
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Fund Leverage
Borrowings:
Each Fund entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each
Fund’s maximum commitment amount under these Borrowings is as follows:
As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:
Fund
Complex-Level Fee
NMAI
0.1574%
JRI
0.1574%
JRS
0.1574%
Fund
Amount
NMAI
$ 39,950
JRI
210,963
JRS
—
Fund
Purchases Sales
Realized
Gain (Loss)
NMAI
$ — $ 15,428 $ 2,078
JRI
— — —
JRS
— — —
Fund
Maximum
Outstanding
Balance
NMAI
$ 112,116,000
JRI
151,695,000
JRS
94,400,000
Fund
Outstanding
balance on
Borrowings
NMAI $ 112,116,000
JRI 151,695,000
JRS 94,400,000

For NMAI interest is charged on the Borrowings at a rate per annum equal to OBFR (Overnight Bank Funding Rate) plus a spread that is determined by a portion of the underlying collateral pledged to secure the amount borrowed. The Fund is charged an undrawn fee of 0.50% per annum if the undrawn portion of the Borrowings on that day is more than 20% of the maximum commitment amount, however this fee was waived during the reporting period.
On June 29, 2023, JRI entered into a new Borrowing facility and changed its interest on Borrowings to Daily Secured Overnight Financing Rate
(SOFR) plus 0.600% per annum on the amount borrowed. All other terms remained unchanged.
For JRS interest is charged on these Borrowings at 1-Month Term SOFR plus 0.610% per annum on the amounts borrowed. For JRI interest is charged on these Borrowings at Daily SOFR plus 0.600% (1-Month Term SOFR plus 0.750% prior to June 29, 2023) per annum on the amounts borrowed and 0.125% per annum for the period January 1, 2023 through June 29, 2023 on the undrawn balance.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.
Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense and other fees incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense” on the Statement of Operations.
Rehypothecation:
NMAI has entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the Pledged Collateral in its own name or in a name other than the Fund to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the
Borrowings to which the Pledged Collateral relates and (ii) 33 1⁄3 % of the Fund total assets. The Fund may designate any Pledged Collateral as ineligible for rehypothecation. The Fund may also recall Hypothecated Securities on demand.
The Fund also has the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such
Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the
Pledged Collateral and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund income generating potential may decrease. Even if the Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices.
The Fund will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.
As of the end of the reporting period, NMAI had Hypothecated Securities as follows:
NMAI earns Rehypothecation Fees, which are recognized as “Rehypothecation income” on the Statement of Operations. During the current fiscal period, the Rehypothecation Fees earned by NMAI was as follows:
Reverse Repurchase Agreements:
During the current fiscal period, NMAI utilized reverse repurchase agreements as a means of leverage.
Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NMAI
182 $ 92,122,593 5.80%
JRI
182 151,695,000 6.02
JRS
182 94,400,000 6.04
NMAI
Hypothecated Securities $71,114,432
NMAI
Rehypothecation Fees $17,139

Notes to Financial Statements
(Unaudited) (continued)
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Funds’ reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
10. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
NMAI BNP Paribas SA SOFR+0.35% $ (37,742,160)
35-day
Evergreen $ (37,742,160) $ (37,849,222)
NMAI RBC Capital Markets, LLC 5.70% (30,274,000) On-Demand (30,274,000) (30,274,000)
Total $(68,016,160) $(68,016,160) $(68,123,222)
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Weighted
Average
Interest rate
NMAI 182 $ 71,420,006 5.56%
Fund Counterparty
Reverse
Repurchase
Agreements*
Collateral
Pledged to
Counterparty
NMAI BNP Paribas SA $ (37,849,222) $ (44,636,518)
NMAI RBC Capital Markets, LLC (30,274,000) (33,231,612)
Total (68,123,222) (77,868,130)
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Shareholder Meeting Report
(Unaudited)

The annual meeting of shareholders for JRI was held on May 15, 2024 for shareholders of record on January 19, 2024 and subsequently adjourned to May 31, 2024. At this meeting the shareholders were asked to elect four Class III Trustees, including a choice between four nominees nominated by the existing Board of Trustees, and one nominee nominated by an activist shareholder. Additionally, shareholders were asked to vote on the ratification of the selection of independent registered public accounting firm. Due to the lack of a quorum at the 2024 annual meeting, each Class
III Trustee (Joanne T. Medero, Albin F. Moschner, Loren M. Starr and Matthew Thornton III) was not elected but will continue to serve on the Board as a “holdover” Board Member until their successor has been duly elected and qualified. KPMG LLP (“KPMG”) the independent registered public accounting firm was not ratified but will continue to provide auditing services to the fund.
The annual meeting of shareholders for NMAI was held on May 15, 2024 for shareholders of record on January 19, 2024 and subsequently adjourned to May 31, 2024. At this meeting the common shareholders were asked to elect four Class III Trustees, including a choice between four nominees nominated by the existing Board of Trustees, and one nominee nominated by an activist shareholder. Additionally, shareholders were asked to vote on the ratification of the selection of the independent registered public accounting firm. Pursuant to the NMAI’s By-Laws, because the number of persons nominated for election as Trustees exceeded the number of Trustees to be elected (i.e., a contested election), the affirmative vote of a majority of the shares outstanding and entitled to vote on the matter was required to elect the Trustees.  With respect to the election of Class III Trustees at the annual meeting, no Class III Trustee candidate received the required affirmative vote of holders of a majority of the outstanding common shares of the Fund. As a result, no Class III Trustees were elected at the annual meeting, and the current Class III Trustees continued to serve as holdover Trustees until the Fund’s 2025 annual meeting of shareholders or until their successors have been duly elected and qualified.
The vote totals for NMAI are set forth below:
NMAI
Common Shares
The vote results in the Election of Class III Trustees were as follows:
Joanne T. Medero*
For    7,735,318
Withhold 3,397,618
Abstain 636,698
Total   11,769,634
Albin F. Moschner*
For 7,729,547
Withhold 3,392,507
Abstain    352,328
Total   11,474,382
Loren M. Starr*
For 10,567,690
Withhold 555,835
Abstain 350,858
Total 11,474,383
Matthew Thornton III*
For 7,727,887
Withhold 3,393,884
Abstain 352,612
Total 11,474,383
Jason Chen
For 6,209,011
Withhold 207,768
Abstain 76,768
Total 6,493,547
To approve the ratification of the selection of the independent registered public accounting firm:
KPMG LLP (“KPMG”)
For    17,342,929
Withhold   261,937
Abstain   361,928
Total 17,966,794
* Ms. Medero, Mr. Moschner, Starr and Thornton III, incumbent Class III Trustees, will continue to serve as Class III Trustees until their successors are duly elected and qualify.

(Unaudited) (continued)
The annual meeting of shareholders for JRS was held on April 12, 2024 for shareholders of record on January 19, 2024. At this meeting the shareholders were asked to elect Class III Board Members.
The vote totals for JRS are set forth below:
JRS
Common
Shares
Approval of the Board Members was reached as follows:
Joanne T. Medero
For 20,396,862
Withhold 1,058,577
Total 21,455,439
Albin F. Moschner
For 20,442,706
Withhold 1,012,733
Total 21,455,439
Loren M. Starr
For 20,381,402
Withhold 1,074,037
Total 21,455,439
Matthew Thornton III
For 20,440,042
Withhold 1,015,397
Total 21,455,439

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng* Michael A. Forrester* Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
* Serves as a Trustee to JRS and a consultant to NMAI and JRI
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NMAI JRI JRS
Common shares repurchased
0 0 0

Glossary of Terms Used in this Report
(Unaudited)
19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(Unaudited)

Nuveen Multi-Asset Income Fund
Nuveen Real Asset Income and Growth Fund
Nuveen Real Estate Income Fund
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each an “Investment Management
Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”), pursuant to which NFAL serves as investment adviser to such
Fund. Similarly, for each Fund, the Board approved the renewal of (a) in the case of Nuveen Multi-Asset Income Fund, the respective sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC (“TAL”) and Winslow Capital Management, LLC (“Winslow”),
pursuant to which each serves as a sub-adviser to such Fund; (b) in the case of Nuveen Real Asset Income and Growth Fund, the sub-advisory agreement with NAM, pursuant to which NAM serves as the sub-adviser to such Fund; and (c) in the case of Nuveen Real Estate Income Fund, the sub-advisory agreement with Security Capital Research & Management Incorporated (“Security Capital”), pursuant to which Security Capital serves as the sub-adviser to such Fund. NAM, TAL, Winslow and Security Capital are each a “Sub-Adviser,” and each of the foregoing sub-advisory agreements with a Sub-Adviser is a “Sub-Advisory Agreement.” The Board Members are not “interested persons” (as defined under the Investment
Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and
Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Advisers are collectively, the “Fund
Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by TAL (collectively referred to as the “TC funds”). For clarity, NFAL serves as Adviser to the
Nuveen funds, including the Funds, and TAL, in addition to serving as a sub-adviser to certain Nuveen funds (including Nuveen Multi-Asset Income
Fund), serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the
Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to
“the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); overall market and regulatory developments;
and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February
Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below.
The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; an overview of the primary and secondary markets for the Nuveen closed-end funds
(including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-
Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Advisers in providing services to the applicable Fund(s).
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Advisers and considered that each
Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of
NFAL and the Board. The Board considered an analysis of each Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods). The Board performed its annual review of fund performance at its February Meeting and an additional review at the April
Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year.
The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Multi-Asset Income Fund, the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the one-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the second quartile of its
Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024. In considering performance, the Board considered that the Performance Peer Group was classified as low for relevancy. In its review, the Board also considered that the Fund was relatively new with a performance history too limited to make a meaningful assessment of performance, and management deserved additional time to develop a performance record.
For Nuveen Real Asset Income and Growth Fund, the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the one- and five-year periods ended December 31, 2023, the Fund outperformed its blended benchmark for the three-year period ended December 31, 2023, and the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended March 31, 2024 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one- and five-year periods ended March 31, 2024, the Fund ranked in the third quartile of its Performance
Peer Group for the three-year period ended March 31, 2024. In considering performance, the Board considered that the Performance Peer
Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Real Estate Income Fund, the Board considered that the Fund outperformed its blended benchmark for the one-, three- and five-year periods ended December 31, 2023, and the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-
year periods ended December 31, 2023 and second quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its blended benchmark for the one-year period ended March 31, 2024. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and second quartile for the five-year period ended March 31, 2024. In considering performance, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge. The Board Members reviewed the methodology
Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense
Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The
Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of NFAL, not the applicable Fund(s).
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below.
For Nuveen Multi-Asset Income Fund, although the Fund’s contractual management fee rate was slightly above (within 5 basis points of) the
Expense Universe median, the Fund’s actual management fee rate matched the Expense Universe median and its net total expense ratio was below the Expense Universe median.
For Nuveen Real Asset Income and Growth Fund, although the Fund’s actual management fee rate was slightly above (within 5 basis points
of) the Expense Universe median, the Fund’s contractual management fee rate was below the Expense Universe median and its net total expense ratio matched the Expense Universe median.
For Nuveen Real Estate Income Fund, the Fund’s contractual management fee rate matched the Expense Universe median, its actual management fee rate was generally in-line with the Expense Universe median and its net total expense ratio was below the Expense
Universe median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds.
The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies;
regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure;
investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
With respect to sub-advisers unaffiliated with Nuveen, including Security Capital, the Board Members reviewed the pricing schedule and/or average fee rates that such sub-advisers charge for other clients. The Board Members considered that the Sub-Advisory Agreement with Security Capital, including the fees thereunder, was the result of arm’s length negotiations and that such Sub-Adviser’s fees were reasonable in relation to the fees it assessed other clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund (“ETF”) product line for the
2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen
Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen
Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of
Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America
(“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA.
Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/
or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, with respect to NAM and Winslow, the Board Members reviewed, among other things, each such Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December
31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax)
grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for NAM for the calendar years ending December 31, 2023 and December 31, 2022. With respect to TAL, the Board Members reviewed, among other things, the revenues, expenses and net operating income for such Sub-Adviser’s advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub-advises for the
2023 and 2022 calendar years.
With respect to sub-advisers unaffiliated with Nuveen, including Security Capital, the Board Members considered a profitability and/or margin analysis for such sub-advisers, generally including revenues, expenses and operating margins for their advisory services to the applicable Nuveen fund(s) for the 2023 and 2022 calendar years. The Board considered that Security Capital’s sub-advisory fee would have been established through arm’s length negotiations between Nuveen and such Sub-Adviser, and NFAL pays such Sub-Adviser out of its own revenues.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the
Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
The Board also considered that with respect to Nuveen closed-end funds, although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and
529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
The Board considered that an affiliate of the Adviser received compensation in 2023 for serving as an underwriter on shelf offerings of existing
Nuveen closed-end funds and reviewed the amounts paid for such services in 2023 and 2022. In addition, the Board Members considered that the
Adviser and affiliated sub-advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or sub-advisers, as applicable. Further, although Security Capital does not have any formal soft dollar arrangements or commission sharing arrangements with respect to Nuveen Real Estate Income Fund, Security Capital may engage in soft dollar transactions pursuant to which it may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of such Fund.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-C-0624P 3734772-INV-B-08/25
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provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
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Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Real Estate Income Fund

Date: September 5, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: September 5, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)